                                 [NUVEEN LOGO]
                               Defined Portfolios

Nuveen Unit Trusts, Series 75


Nuveen Two-Year Sector Portfolios
Nuveen e-Business Two-Year Sector Portfolio, January 2000

Nuveen i-Media & Advertising Two-Year Sector Portfolio, January 2000 Nuveen Networking & Storage Two-Year Sector Portfolio, January 2000 Nuveen Software Weblications Two-Year Sector Portfolio, January 2000 Nuveen Wireless Two-Year Sector Portfolio, January 2000

Nuveen Five-Year Sector Portfolios
Nuveen e-Business Five-Year Sector Portfolio, January 2000
Nuveen Glass-Steagall Five-Year Sector Portfolio, January 2000

Nuveen i-Media & Advertising Five-Year Sector Portfolio, January 2000 Nuveen Networking & Storage Five-Year Sector Portfolio, January 2000 Nuveen Software Weblications Five-Year Sector Portfolio, January 2000 Nuveen Wireless Five-Year Sector Portfolio, January 2000

         Prospectus Part A dated January 5, 2000

 .Portfolios Seek Capital Appreciation
 .Reinvestment Option
 .Letter of Intent Available



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SCT-01-00-P

Nuveen Unit Trusts, Series 75

                                                                         CUSIP Nos:
                                                                         Dividend in
                                                                         Cash            Reinvested     Wrap
Nuveen e-Business Two-Year Sector Portfolio, January 2000                 67067L342      67067L359    67067L367
Nuveen i-Media & Advertising Two-Year Sector Portfolio, January 2000      67067L375      67067L383    67067L391
Nuveen Networking & Storage Two-Year Sector Portfolio, January 2000       67067L409      67067L417    67067L425
Nuveen Software Weblications Two-Year Sector Portfolio, January 2000      67067L433      67067L441    67067L458
Nuveen Wireless Two-Year Sector Portfolio, January 2000                   67067L466      67067L474    67067L482
Nuveen e-Business Five-Year Sector Portfolio, January 2000                67067L490      67067L508    67067L516
Nuveen Glass-Steagall Five-Year Sector Portfolio, January 2000            67067L524      67067L532    67067L540
Nuveen i-Media & Advertising Five-Year Sector Portfolio, January 2000     67067L557      67067L565    67067L573
Nuveen Networking & Storage Five-Year Sector Portfolio, January 2000      67067L581      67067L599    67067L607
Nuveen Software Weblications Five-Year Sector Portfolio, January 2000     67067L615      67067L623    67067L631
Nuveen Wireless Five-Year Sector Portfolio, January 2000                  67067L649      67067L656    67067L664


Overview

Nuveen Unit Trusts, Series 75 in-cludes the separate unit investment trusts listed above. Each Portfolio seeks to provide capital apprecia-tion by investing in the securities of companies in its industry sector. John Nuveen & Co. Incorporated ("Nuveen") serves as the Sponsor of the Portfolios.


Contents
 2  Overview
 3  NUVEEN E-BUSINESS TWO-YEAR SECTOR PORTFOLIO, JANUARY 2000
 8  NUVEEN E-BUSINESS FIVE-YEAR SECTOR PORTFOLIO, JANUARY 2000
12  e-Business Securities Descriptions
14  NUVEEN GLASS-STEAGALL FIVE-YEAR SECTOR PORTFOLIO, JANUARY 2000
18  Glass-Steagall Securities Descriptions
20  NUVEEN I-MEDIA & ADVERTISING TWO-YEAR SECTOR PORTFOLIO, JANUARY 2000
24  NUVEEN I-MEDIA & ADVERTISING FIVE-YEAR SECTOR PORTFOLIO, JANUARY 2000
28  i-Media & Advertising Securities Descriptions
30  NUVEEN NETWORKING & STORAGE TWO-YEAR SECTOR PORTFOLIO, JANUARY 2000
34  NUVEEN NETWORKING & STORAGE FIVE-YEAR SECTOR PORTFOLIO, JANUARY 2000
38  Networking & Storage Securities Descriptions
40  NUVEEN SOFTWARE WEBLICATIONS TWO-YEAR SECTOR PORTFOLIO, JANUARY 2000
44  NUVEEN SOFTWARE WEBLICATIONS FIVE-YEAR SECTOR PORTFOLIO, JANUARY 2000
48  Software Weblications Securities Descriptions
50  NUVEEN WIRELESS TWO-YEAR SECTOR PORTFOLIO, JANUARY 2000
54  NUVEEN WIRELESS FIVE-YEAR SECTOR PORTFOLIO, JANUARY 2000
58  Wireless Securities Descriptions
60  How to Buy and Sell Units
60  Investing in the Portfolios
60  Sales or Redemptions
61  Risk Factors
63  Distributions
63  Income Distributions
63  Capital Distributions
63  General Information
63  Termination
63  The Sponsor
63  Optional Features
63  Letter of Intent
63  Reinvestment
63  Nuveen Mutual Funds
64  Notes to Portfolios
65  Statements of Condition
67  Report of Independent Public  Accountants

 For the Table of Contents of Part
 B, see Part B of the Prospectus.
---------
 Units are not deposits or obligations of, or guaranteed by any bank. Units are not FDIC insured and involve investment risk, including the possible loss of principal.


                                      ---

Nuveen e-Business Two-Year Sector Portfolio, January 2000

Risk/Return Summary

Investment Objective

The Portfolio seeks to provide capital appreciation.

Investment Strategy


The Portfolio consists of the common stocks of e-Business companies that the Sponsor believes have the potential to significantly benefit from the growth of the Internet. e-Business companies are companies that focus on the business-to-business portion of the Internet industry by:

 . selling goods and services via the Internet;

 . providing traditional business support and service activities to other cor-porations via the Internet, such as procurement, inventory management and billing; or

 . providing the infrastructure (hardware, software and consulting services) needed by Internet-oriented companies.

The Sponsor intends to create future portfolios that will invest in stocks in this sector. If these future portfolios are available, you may be able to rein-vest into one of the portfolios at a reduced sales charge.

The stocks are expected to remain in the Portfolio until termination.

Security Selection

To create the Portfolio, the Sponsor follows these steps:

 . identifies the various subsectors that comprise the e-Business sector;

 . analyzes which subsectors may benefit from the predicted growth of e-Busi-ness companies; and

 . selects the most attractive companies within each subsector by examining:

 --products and/or services offered by the companies;

 --the competitive environment;

 --management expertise;

 --strategic alliances;

 --financing; and

 --a fundamental and technical equity valuation assessment.

As of the Initial Date of Deposit, the stocks in the Portfolio are approxi-mately equally dollar weighted.

Sector Description

The Sponsor believes that recent technological innovations and other industry developments have combined to sustain demand and promote growth in the e-Busi-ness sector, including the areas of e-Infrastructure, e-Service and e-Business commerce. Opportunities for e-Business companies have increased greatly in re-cent years.

e-Business commerce is expected to hit $1.3 trillion by 2003, according to For-rester Research. While most e-Business companies have other sales channels, many are increasingly using the Internet to lower costs and reach a wider cus-tomer base. The Portfolio includes companies that utilize the Internet to pro-vide goods or services or facilitate the conduct of business over the Internet. The three types of e-Business companies included in the Portfolio are:

e-Infrastructure Companies--These companies provide the hardware, software and consulting services needed to convert old-line businesses to Internet-oriented companies;

e-Services Companies--Many businesses may choose not to build their own com-puter and software systems, and may contract out to e-Service companies on a pay-per-use basis; and

e-Business Commerce Companies--These companies sell goods and services via the Web.

e-Business is changing the way business is conducted by redefining most busi-ness processes and functions. Technological advances should allow substantial cost savings through increased reliance on the Internet economy and are chang-ing conventional rules about alliances, outsourcing, competition, specializa-tion and customer relationships.

e-Businesses should benefit from their access to a wealth of information about customers, helping them to anticipate and satisfy individual needs. The Sponsor believes that cheaper, more

                                      ---
efficient e-Business services will better penetrate the consumer marketplace and increase demand for these services.

Please be aware that industry predictions may not materialize, and that the companies selected for the Portfolio do not represent the entire industry and may not participate in the expected overall industry growth.

Primary Risks

You can lose money by investing in the Portfolio. In addition, the Portfolio may not perform as well as you hope. These things can happen for various rea-sons, including:

 . Stock prices can be volatile.

 . Share prices or dividend rates on the stocks may decline during the life of the Portfolio.

 . The Portfolio is not actively managed and may continue to purchase or hold a stock included in the Portfolio even though the stock's outlook or its mar-ket value or yield may have changed.

 . The Portfolio is concentrated in the e-Business industry. Adverse develop-ments in this industry may affect the value of your Units. Companies in-volved in this industry must contend with rapid changes in technology, in-tense competition, government regulation and the rapid obsolescence of prod-ucts and services.

 . Certain of the securities included in the Portfolio may be foreign securi-ties or American Depositary Receipts that evidence ownership of underlying foreign securities. Foreign securities present risks beyond those of U.S. issuers.

 . The Portfolio may contain small capitalization companies that have recently begun operations. Small cap companies present risks beyond those of large cap companies.

Investor Suitability

The Portfolio may be suitable for you if:

 . You are seeking to own e-Business stocks in one convenient package;

 . You want capital appreciation potential;

 . The Portfolio represents only a portion of your overall investment portfo-lio; and

 . The Portfolio is part of a longer term investment strategy that includes the investment in subsequent portfolios, if available.

The Portfolio is not appropriate for you if:

 . You are unwilling to take the risks involved with owning a concentrated eq-uity investment; or

 . You are seeking preservation of capital or high current income.

Fees and Expenses

This table shows the fees and expenses you may pay, directly or indirectly, when you invest in the Portfolio.

                                                            Percent
                                                           of Public Amount per
                                                           Offering    $1,000
                                                             Price   Invested(1)
                                                           --------- -----------
Sales Charge
Initial Sales Charge(2)...................................   1.00%     $10.00
1st Year Deferred Sales Charge(3).........................   1.75%     $17.50
2nd Year Deferred Sales Charge(3).........................   1.75%     $17.50
                                                             -----     ------

Total Maximum Sales Charge................................   4.50%     $45.00

Estimated Annual Operating Expenses

                                                                     Approximate
                                                     Amount per Unit % of Public
                                                      (based on $10   Offering
                                                          Unit)       Price(1)
                                                     --------------- -----------
Trustee's Fee.......................................    $0.00950        0.095%
Sponsor's Supervisory Fee...........................    $0.00350        0.035%
Bookkeeping and Administrative Fees.................    $0.00250        0.025%
Evaluator's Fee.....................................    $0.00300        0.030%
Other Operating Expenses(4).........................    $0.00175       0.0175%
                                                        --------       -------
Total...............................................    $0.02025       0.2025%
Maximum Organization Costs(5).......................    $ 0.0225        0.225%

---------
(1) Based on 100 Units with a $10 per Unit Public Offering Price as of the Initial Date of Deposit.

(2) As provided below, the initial sales charge equals the difference between the maximum sales charge of 4.5% and any remaining deferred sales charges. Accordingly, the percentage amount of the initial sales charge will vary over time.

                                      ---

(3) The annual deferred sales charge is a fixed dollar amount of $0.175 per Unit. The percentage provided is based on a $10 Unit as of the Initial Date of Deposit and will vary over time.

(4) Other Operating Expenses do not include brokerage costs and other transac-tional fees.

(5) Organization costs are deducted from Portfolio assets at the earlier of the close of the initial offering period or six months after the Initial Date of Deposit.

You will pay both an upfront and a deferred sales charge. The upfront sales charge equals the difference between the maximum sales charge of 4.5% of the Public Offering Price and any remaining deferred sales charges. The annual de-ferred sales charges are $0.175 per Unit and are deducted monthly in install-ments of $0.0350 per Unit on the last business day of the month from August 31, 2000 through December 29, 2000 and August 31, 2001 through December 31, 2001.


The maximum per Unit sales charges are reduced as follows:

                                                    First      Second
                                                     Year       Year      Total
                                          Upfront  Deferred   Deferred   Maximum
                                           Sales    Sales      Sales      Sales
           Number of Units(1)            Charge(2)  Charge     Charge    Charge
---------------------------------------- --------- --------   --------   -------
Less than 5,000.........................   1.00%    $0.175     $0.175     4.50%
5,000 to 9,999..........................   0.75%    $0.175     $0.175     4.25%
10,000 to 24,999........................   0.50%    $0.175     $0.175     4.00%
25,000 to 49,999........................   0.25%    $0.175     $0.175     3.75%
50,000 to 99,999........................   0.00%    $0.175     $0.175     3.50%
100,000 or more.........................   0.00%    $0.175(3)  $0.175(3)  2.75%

---------
(1) Sales charge reductions are computed both on a dollar basis and on the ba-sis of the number of Units purchased, using the equivalent of 5,000 Units to $50,000, 10,000 Units to $100,000 etc., and will be applied on that basis which is more favorable to you.

(2) The Upfront Sales Charge is based on the Unit price on the Initial Date of Deposit. The percentage amount of the Upfront Sales Charge will vary as the Unit price varies and after deferred charges begin.

(3) All Units are subject to the same deferred sales charges. When the de-ferred charges exceed the maximum sales charge, you will be given extra Units at the time of purchase.

The maximum sales charge on reinvested dividends is $0.35 per Unit. The sec-ondary market sales charges for the Portfolio are the same as primary market charges provided above.

As described in "Public Offering Price" in Part B of the Prospectus, certain classes of investors are also entitled to reduced sales charges.

Example

This example may help you compare the cost of investing in the Portfolio to the cost of investing in other funds.

The example assumes that you invest $10,000 in the Portfolio for the periods indicated and then either redeem or do not redeem your Units at the end of those periods. The example also assumes a 5% return on your investment each year and that the Portfolio's operating expenses stay the same. The example does not include brokerage costs and other transactional fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

  1 Year                3 Years                            5 Years                            10 Years
  -------               -------                           ---------                           ---------
  $317.32               $748.03                           $1,204.23                           $2,451.63

While the Portfolio has a term of approximately 24 months, you may be able to invest in future portfolios with reduced sales charges. These future sales charges are included in the amounts provided above.

See "Trust Operating Expenses" in Part B of the Prospectus for additional in-formation regarding expenses.

Dealer Concessions

The Sponsor plans to allow a concession of 2.2% for primary and secondary mar-ket non-break-point purchases of Units to dealer firms in connection with the sale of Units in a given transaction. For primary market purchase, dealers re-ceive an additional concession of $0.12 per Unit for Units held on or after the Second Year Commencement Date, February 6, 2001. For secondary market pur-chases, to receive the additional $0.12 per Unit concession, the Units must be sold prior to the Second Year Commencement Date and held on or after that date.

The concession paid to dealers is reduced or eliminated in connection with Units sold in transactions to investors that receive reduced sales charges based on the number of Units sold or in connection with Units sold in Rollover Purchases, Wrap Account Purchases and to other in-

                                      ---
vestors entitled to the sales charge reduction applicable for Wrap Account Pur-chases, as follows:

                                                        Additional  Approximate
                                                        Concession    Total %
                                                        for Units   Discount per
                                                        held on or    Unit for
                                                          after      Units held
                                                       Second Year  on or after
                                                 %     Commencement Second Year
                                              Discount   Date per   Commencement
             Number of Units(1)               per Unit     Unit       Date(2)
--------------------------------------------- -------- ------------ ------------
Less than 5,000..............................   2.20%     $0.12         3.40%
5,000 to 9,999...............................   2.00       0.12         3.20
10,000 to 24,999.............................   1.75       0.12         2.95
25,000 to 49,999.............................   1.50       0.12         2.70
50,000 to 99,999.............................   1.25       0.12         2.45
100,000 or more..............................   0.50       0.12         1.70
Rollover Purchases (per Unit)................  $0.12       0.12         2.40
Wrap Account Purchases.......................   0.00       0.00         0.00

---------
(1) Sales charge reductions are computed both on a dollar basis and on the ba-sis of the number of Units purchased, using the equivalent of 5,000 Units to $50,000, 10,000 Units to $100,000 etc., and will be applied on that basis which is more favorable to the purchaser and may result in a reduction in the conces-sion per Unit.

(2) The Approximate Total Discount percentages are based on the Unit price on the Initial Date of Deposit. The percentage amount will vary as the Unit price varies.

See "Distributions of Units to the Public" in Part B of the Prospectus for ad-ditional information on dealer concession and volume incentives.

                                      ---

--------------------------------------------------------------------------------

Schedule of Investments

(at the Initial Date of Deposit, January 5, 2000)

           Nuveen e-Business Two-Year Sector Portfolio, January 2000

                                                              Percentage
                                                                  of
                                                              Aggregate                  Cost of    Current
Number of                                              Ticker  Offering  Market Value Securities to Dividend
 Shares          Name of Issuer of Securities(1)       Symbol   Price     per Share   Portfolio(2)  Yield(3)
------------------------------------------------------------------------------------------------------------
           Computer Services                                     8.09%
    162    AnswerThink Consulting Group, Inc.           ANSR     4.04%    $ 31.0625     $  5,032      N/A
     81    Electronic Data Systems Corporation          EDS      4.05%      62.3750        5,052     0.96%
           Computer Software                                    15.89%
     44    Microsoft Corporation                        MSFT     3.97%     112.6250        4,956      N/A
    248    Parametric Technology Corporation            PMTC     3.98%      20.0000        4,960      N/A
    106    SAP AG, ADR                                  SAP      3.96%      46.5625        4,936     0.30%
     38    Tibco Software, Inc.                         TIBX     3.98%     130.5000        4,959      N/A
           Computers-Micro                                       8.02%
     45    International Business Machines Corporation  IBM      4.05%     112.0625        5,043     0.43%
     69    Sun Microsystems, Inc.                       SUNW     3.97%      71.7500        4,951      N/A
           Data Processing/Management                            4.10%
    166    Sterling Commerce, Inc.                      SE       4.10%      30.8125        5,115      N/A
           Enterprise Software/Services                         23.85%
    173    AremisSoft Corporation                       AREM     3.96%      28.5000        4,931      N/A
     70    BEA Systems, Inc.                            BEAS     3.95%      70.3125        4,922      N/A
     63    BMC Software, Inc.                           BMCS     3.89%      77.0000        4,851      N/A
     29    BroadVision, Inc.                            BVSN     3.96%     170.3125        4,939      N/A
     29    i2 Technologies, Inc.                        ITWO     4.04%     173.5000        5,032      N/A
     47    Oracle Corporation                           ORCL     4.05%     107.6875        5,061      N/A
           Internet Content                                      7.92%
     17    CMGI, Inc.                                   CMGI     4.00%     293.7500        4,994      N/A
     32    VerticalNet, Inc.                            VERT     3.92%     152.5625        4,882      N/A
           Internet Software                                    20.28%
     25    Agile Software Corporation                   AGIL     4.03%     201.0000        5,025      N/A
     28    Ariba, Inc.                                  ARBA     4.16%     185.0000        5,180      N/A
     24    Commerce One, Inc.                           CMRC     4.20%     218.5000        5,244      N/A
    120    Open Market, Inc.                            OMKT     3.89%      40.3750        4,845      N/A
     47    Proxicom, Inc.                               PXCM     4.00%     106.1250        4,988      N/A
           Networking Products                                   3.93%
     48    Cisco Systems, Inc.                          CSCO     3.93%     102.0000        4,896      N/A
           Retail-Internet (e-Commerce Services)                 7.92%
     45    Chemdex Corporation                          CMDX     3.98%     110.2500        4,961      N/A
     39    PurchasePro.com, Inc.                        PPRO     3.94%     126.0000        4,914      N/A
  -----                                                         ------                  --------
  1,795                                                           100%                  $124,669
  =====                                                         ======                  ========

---------
See "Notes to Portfolios."

Please note that if this prospectus is used as a preliminary prospectus for fu-ture Nuveen Defined Portfolios, the portfolio will contain different stocks from those described above.

                                      ---

Nuveen e-Business Five-Year Sector Portfolio, January 2000

Risk/Return Summary

Investment Objective

The Portfolio seeks to provide capital appreciation.

Investment Strategy

The Portfolio consists of the common stocks of e-Business companies that the Sponsor believes have the potential to significantly benefit from the growth of the Internet. e-Business companies are companies that focus on the busi-ness-to-business portion of the Internet industry by:

 . selling goods and services via the Internet;

 . providing traditional business support and service activities to other cor-porations via the Internet, such as procurement, inventory management and billing; or

 . providing the infrastructure (hardware, software and consulting services) needed by Internet-oriented companies.

The Sponsor intends to create future portfolios that will invest in stocks in this sector. If these future portfolios are available, you may be able to re-invest into one of the portfolios at a reduced sales charge.

The stocks are expected to remain in the Portfolio until termination.

Security Selection

To create the Portfolio, the Sponsor follows these steps:

 . identifies the various subsectors that comprise the e-Business sector;

 . analyzes which subsectors may benefit from the predicted growth of e-Busi-ness companies; and

 . selects the most attractive companies within each subsector by examining:


 --products and/or services offered by the companies;

 --the competitive environment;

 --management expertise;

 --strategic alliances;

 --financing; and

 --a fundamental and technical equity valuation assessment.

As of the Initial Date of Deposit, the stocks in the Portfolio are approxi-mately equally dollar weighted.

Sector Description

The Sponsor believes that recent technological innovations and other industry developments have combined to sustain demand and promote growth in the e-Busi-ness sector, including the areas of e-Infrastructure, e-Service and e-Business commerce. Opportunities for e-Business companies have increased greatly in re-cent years.

e-Business commerce is expected to hit $1.3 trillion by 2003, according to Forrester Research. While most e-Business companies have other sales channels, many are increasingly using the Internet to lower costs and reach a wider cus-tomer base. The Portfolio includes companies that utilize the Internet to pro-vide goods or services or facilitate the conduct of business over the Internet. The three types of e-Business companies included in the Portfolio are:

e-Infrastructure Companies--These companies provide the hardware, software and consulting services needed to convert old-line businesses to Internet-oriented companies;

e-Service Companies--Many businesses may choose not to build their own com-puter and software systems, and may contract out to e-Service companies on a pay-per-use basis; and

e-Business Commerce Companies--These companies sell goods and services via the Web.

e-Business is changing the way business is conducted by redefining most busi-ness processes and functions. Technological advances should allow substantial cost savings through increased reliance on the Internet economy and are chang-ing conventional rules about alliances, outsourcing, competition, specializa-tion and customer relationships.

e-Businesses should benefit from their access to a wealth of information about customers, helping them to anticipate and satisfy individual needs. The Spon-sor believes that cheaper, more efficient e-Business services will better pen-etrate the consumer marketplace and increase demand for these services.

Please be aware that industry predictions may not materialize, and that the companies selected for the Portfolio do not represent the entire in-

                                      ---
dustry and may not participate in the expected overall industry growth.

Primary Risks

You can lose money by investing in the Portfolio. In addition, the Portfolio may not perform as well as you hope. These things can happen for various reasons, including:

 . Stock prices can be volatile.

 . Share prices or dividend rates on the stocks may decline during the life of the Portfolio.

 . The Portfolio is not actively managed and may continue to purchase or hold a stock included in the Portfolio even though the stock's outlook or its market value or yield may have changed.

 . The Portfolio is concentrated in the e-Business industry. Adverse developments in this industry may affect the value of your Units. Companies involved in this industry must contend with rapid changes in technology, intense competition, government regulation and the rapid obsolescence of products and services.

 . Certain of the securities included in the Portfolio may be foreign securities or American Depositary Receipts that evidence ownership of underlying foreign securities. Foreign securities present risks beyond those of U.S. issuers.

 . The Portfolio may contain small capitalization companies that have recently begun operations. Small cap companies present risks beyond those of large cap companies.

Investor Suitability

The Portfolio may be suitable for you if:

 . You are seeking to own e-Business stocks in one convenient package;

 . You want capital appreciation potential;

 . The Portfolio represents only a portion of your overall investment portfolio;
  and

 . The Portfolio is part of a longer term investment strategy.

The Portfolio is not appropriate for you if:

 . You are unwilling to take the risks involved with owning a concentrated equity investment; or

 . You are seeking preservation of capital or high current income.

Fees and Expenses

This table shows the fees and expenses you may pay, directly or indirectly, when you invest in the Portfolio.

                                                       Percent of    Amount per
                                                     Public Offering   $1,000
                                                          Price      Invested(1)
                                                     --------------- -----------
Sales Charge
Initial Sales Charge(2).............................      1.00%        $10.00
Deferred Sales Charge(3)............................      3.50%        $35.00
                                                          -----        ------
Total Maximum Sales Charge..........................      4.50%        $45.00

Estimated Annual Operating Expenses

                                                                   Approximate %
                                                   Amount per Unit   of Public
                                                    (based on $10    Offering
                                                        Unit)        Price(1)
                                                   --------------- -------------
Trustee's Fee.....................................    $0.00950         0.095%
Sponsor's Supervisory Fee.........................    $0.00350         0.035%
Bookkeeping and Administrative Fees...............    $0.00250         0.025%
Evaluator's Fee...................................    $0.00300         0.030%
Other Operating Expenses(4).......................    $0.00175        0.0175%
                                                      --------        -------
Total.............................................    $0.02025        0.2025%
Maximum Organization Costs(5).....................    $ 0.0225         0.225%

---------

(1) Based on 100 Units with a $10 per Unit Public Offering Price as of the Initial Date of Deposit.
(2) As provided below, the initial sales charge equals the difference between the maximum sales charge of 4.5% and any remaining deferred sales charges. Accordingly, the percentage amount of the initial sales charge will vary over time.

(3) The deferred sales charge is a fixed dollar amount of $0.35 per Unit. The percentage provided is based on a $10 Unit as of the Initial Date of Deposit and will vary over time.

(4) Other Operating Expenses do not include brokerage costs and other transactional fees.

(5) Organization costs are deducted from Portfolio assets at the earlier of the close of the initial offering period or six months after the Initial Date of Deposit.

You will pay both an upfront and a deferred sales charge. The upfront sales charge equals the difference between the maximum sales charge of 4.5% of the Public Offering Price and any remaining deferred sales charges. The deferred

                                      ---
sales charges are $0.35 per Unit and are deducted monthly in installments of $0.07 per Unit on the last business day of the month from August 31, 2000 through December 29, 2000.

The maximum per Unit sales charges are reduced as follows:

                                                                           Total
                                                      Upfront  Deferred   Maximum
                                                       Sales    Sales      Sales
                 Number of Units(1)                  Charge(2)  Charge    Charge
 --------------------------------------------------  --------- --------   -------
 Less than 5,000...................................    1.00%    $0.35      4.50%
 5,000 to 9,999....................................    0.75%    $0.35      4.25%
 10,000 to 24,999..................................    0.50%    $0.35      4.00%
 25,000 to 49,999..................................    0.00%    $0.35      3.50%
 50,000 to 99,999..................................    0.00%    $0.35(3)   2.50%
 100,000 or more...................................    0.00%    $0.35(3)   1.50%

---------
(1) Sales charge reductions are computed both on a dollar basis and on the ba-sis of the number of Units purchased, using the equivalent of 5,000 Units to $50,000, 10,000 Units to $100,000, etc., and will be applied on that basis which is more favorable to you.

(2) The Upfront Sales Charge is based on the Unit price on the Initial Date of Deposit. The percentage amount of the Upfront Sales Charge will vary as the Unit price varies and after deferred charges begin.

(3) All Units are subject to the same deferred sales charges. When the de-ferred charges exceed the maximum sales charge, you will be given extra Units at the time of purchase.

The maximum sales charge on reinvested dividends is $0.35 per Unit.

As described in "Public Offering Price" in Part B of the Prospectus, certain classes of investors are also entitled to reduced sales charges. See "Public Offering Price" in Part B of the Prospectus for secondary market sales charges.

Example

This example may help you compare the cost of investing in the Portfolio to the cost of investing in other funds.

The example assumes that you invest $10,000 in the Portfolio for the periods indicated and then either redeem or do not redeem your Units at the end of those periods. The example also assumes a 5% return on your investment each year and that the Portfolio's operating expenses stay the same. The example does not include brokerage costs and other transactional fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 Year                       3 Years                       Life of Portfolio
   -------                      -------                       -----------------
   $488.82                      $530.32                            $575.89

See "Trust Operating Expenses" in Part B of the Prospectus for additional in-formation regarding expenses.

Dealer Concessions

The Sponsor plans to allow a concession of 3.50% for non-breakpoint purchases of Units to dealer firms in connection with the sale of Units in a given transaction.

The concession paid to dealers is reduced or eliminated in connection with Units sold in transactions to investors that receive reduced sales charges based on the number of Units sold or in connection with Units sold in Rollover Purchases, Wrap Account Purchases and to other investors entitled to the sales charge reduction applicable for Wrap Account Purchases, as follows:

                                                                          %
                                                                      Concession
Number of Units*                                                       per Unit
----------------                                                      ----------
Less than 5,000......................................................    3.50%
5,000 to 9,999.......................................................    3.25
10,000 to 24,999.....................................................    3.00
25,000 to 49,999.....................................................    2.50
50,000 to 99,999.....................................................    1.50
100,000 or more......................................................    0.75
Rollover Purchases (per Unit)........................................   $0.25
Wrap Account Purchases...............................................    0.00

*Sales charge reductions are computed both on a dollar basis and on the basis of the number of Units purchased, using the equivalent of 5,000 Units to $50,000, 10,000 Units to $100,000 etc., and will be applied on that basis which is more favorable to the purchaser and may result in a reduction in the concession per Unit.

See "Distributions of Units to the Public" in Part B of the Propsectus for ad-ditional infomation on dealer concessions, volume incentives and secondary market concessions.

                                      ---

--------------------------------------------------------------------------------

Schedule of Investments

(at the Initial Date of Deposit, January 5, 2000)

           Nuveen e-Business Five-Year Sector Portfolio, January 2000

                                                              Percentage
                                                                  of
                                                              Aggregate                  Cost of    Current
Number of                                              Ticker  Offering  Market Value Securities to Dividend
 Shares          Name of Issuer of Securities(1)       Symbol   Price     per Share   Portfolio(2)  Yield(3)
------------------------------------------------------------------------------------------------------------
           Computer Services                                     8.09%
    162    AnswerThink Consulting Group, Inc.           ANSR     4.04%    $ 31.0625     $  5,032      N/A
     81    Electronic Data Systems Corporation          EDS      4.05%      62.3750        5,052     0.96%
           Computer Software                                    15.89%
     44    Microsoft Corporation                        MSFT     3.97%     112.6250        4,956      N/A
    248    Parametric Technology Corporation            PMTC     3.98%      20.0000        4,960      N/A
    106    SAP AG, ADR                                  SAP      3.96%      46.5625        4,936     0.30%
     38    Tibco Software, Inc.                         TIBX     3.98%     130.5000        4,959      N/A
           Computers-Micro                                       8.02%
     45    International Business Machines Corporation  IBM      4.05%     112.0625        5,043     0.43%
     69    Sun Microsystems, Inc.                       SUNW     3.97%      71.7500        4,951      N/A
           Data Processing/Management                            4.10%
    166    Sterling Commerce, Inc.                      SE       4.10%      30.8125        5,115      N/A
           Enterprise Software/Services                         23.85%
    173    AremisSoft Corporation                       AREM     3.96%      28.5000        4,931      N/A
     70    BEA Systems, Inc.                            BEAS     3.95%      70.3125        4,922      N/A
     63    BMC Software, Inc.                           BMCS     3.89%      77.0000        4,851      N/A
     29    BroadVision, Inc.                            BVSN     3.96%     170.3125        4,939      N/A
     29    i2 Technologies, Inc.                        ITWO     4.04%     173.5000        5,032      N/A
     47    Oracle Corporation                           ORCL     4.05%     107.6875        5,061      N/A
           Internet Content                                      7.92%
     17    CMGI, Inc.                                   CMGI     4.00%     293.7500        4,994      N/A
     32    VerticalNet, Inc.                            VERT     3.92%     152.5625        4,882      N/A
           Internet Software                                    20.28%
     25    Agile Software Corporation                   AGIL     4.03%     201.0000        5,025      N/A
     28    Ariba, Inc.                                  ARBA     4.16%     185.0000        5,180      N/A
     24    Commerce One, Inc.                           CMRC     4.20%     218.5000        5,244      N/A
    120    Open Market, Inc.                            OMKT     3.89%      40.3750        4,845      N/A
     47    Proxicom, Inc.                               PXCM     4.00%     106.1250        4,988      N/A
           Networking Products                                   3.93%
     48    Cisco Systems, Inc.                          CSCO     3.93%     102.0000        4,896      N/A
           Retail-Internet (e-Commerce Services)                 7.92%
     45    Chemdex Corporation                          CMDX     3.98%     110.2500        4,961      N/A
     39    PurchasePro.com, Inc.                        PPRO     3.94%     126.0000        4,914      N/A
  -----                                                         ------                  --------
  1,795                                                           100%                  $124,669
  =====                                                         ======                  ========

---------
See "Notes to Portfolios."

Please note that if this prospectus is used as a preliminary prospectus for fu-ture Nuveen Defined Portfolios, the portfolio will contain different stocks from those described above.

                                      ---
e-Business
Securities Descriptions

The stocks of the following companies are included in the Portfolios:

Agile Software Corporation (AGIL)

Agile Software Corporation supplies management software for use within and among enterprises in a manufacturing supply chain over the Internet. The Company's suite of products improves the ability of companies to communicate and collaborate with one another about new or changing product content.

AnswerThink Consulting Group, Inc. (ANSR)

AnswerThink Consulting Group, Inc. provides technology services and consulting for large U.S. corporations, primarily in the areas of finance, administration, human resources, sales and customer support. The Company's services are focused on the Internet and web-enabled electronic commerce solutions.

AremisSoft Corporation (AREM)

AremisSoft Corporation develops, markets, implements and supports enterprise-wide applications software which manages and executes different accounting, purchasing, manufacturing, customer service and sales and marketing functions.

Ariba, Inc. (ARBA)

Ariba, Inc. provides intranet- and Internet-based business-to-business elec-tronic commerce solutions in the form of operating resource management (ORM) software. Products include information technology and telecommunications equip-ment. The Company also offers professional services.

BEA Systems, Inc. (BEAS)

BEA Systems, Inc. provides software solutions for business applications. The Company's products and services allow corporations to manage high volumes of transactions across different types of computers in globally situated networks. Most revenues derive from the licensing of software and consulting services.

BMC Software, Inc. (BMCS)

BMC Software, Inc. provides systems management software solutions for host mainframe and distributed information systems. The Company also sells and pro-vides maintenance, enhancement and support services for its products.

BroadVision, Inc. (BVSN)

BroadVision, Inc. develops and markets software that enables companies to de-sign their own Web sites to maximize online marketing and sales potential. The financial services, retail distribution, high technology, telecommunications, and travel industries use the Company's "One-to One" system.

CMGI, Inc. (CMGI)

CMGI, Inc. develops, integrates and provides venture capital for advanced Internet and database management technologies. The Company also operates direct marketing subsidiaries that provide fulfillment and mailing list services.

Chemdex Corporation (CMDX)

Chemdex Corporation provides e-commerce services to the life sciences industry. The Company enables life sciences enterprises, researchers, and suppliers to buy and sell research products through the Chemdex Marketplace, a secure, Internet-based purchasing solution

Cisco Systems, Inc. (CSCO)

Cisco Systems, Inc. supplies data networking products to the corporate enter-prise and public wide area service provider markets. The Company offers a vari-ety of products including routers, LAN and ATM switches, dial-up access servers and network management software.

Commerce One, Inc. (CMRC)

Commerce One, Inc. is a leading provider of business-to-business electronic so-lutions, linking buyers and sellers of indirect goods and services into trading communities over the Internet. The Company sells products under the brand names of BUYSITE and MARKETPLACE.

Electronic Data Systems Corporation (EDS)

Electronic Data Systems Corporation specializes in business process management, management consulting and electronic business solutions. Services include the management of computers, networks and information processing facilities. The Company used to be a subsidiary of General Motors.

i2 Technologies, Inc. (ITWO)

i2 Technologies, Inc. provides supply chain management software. The Company's RHYTHM products are used to plan and schedule manufacturing and related logis-tics, from raw materials procurement to customer delivery. International of-fices are located in Australia, Germany, Japan, the UK, and Singapore.

International Business Machines Corporation (IBM)

International Business Machines Corporation is the world's leading supplier of computer hardware, including personal computers, mainframes, network servers, and peripherals. The Company is also a major software manufacturer.

Microsoft Corporation (MSFT)

Microsoft Corporation is a leading manufacturer of computer software, most no-table the Windows and Office line of products and systems. The Company offers operating systems, server applications, business and consumer productivity ap-plications, and Internet software and technologies.

Open Market, Inc. (OMKT)

Open Market, Inc. is a global provider of Internet commerce software to busi-nesses. Customers include many of the top Internet Service Providers and tele-phone companies. The Company has a presence in over 24 countries.

Oracle Corporation (ORCL)

Oracle Corporation is a leading developer of database management systems soft-ware (DBMS), which allows simultaneous access to data by multiple users. The Company offers its database software and other products and support services around the world.

                                      ---

Parametric Technology Corporation (PMTC)

Parametric Technology Corporation is a leading maker of high-end computer-aided design, manufacturing, and engineering software. The Company's software solu-tions are used worldwide by companies in a variety of industries.

Proxicom, Inc. (PXCM)

Proxicom, Inc. provides Internet solutions to Global 1000 companies and other organizations. The Company applies their proprietary technology, the Proxicom Process, to integrate strategy, technology, and creative design to help their clients formulate Internet solutions.

PurchasePro.com, Inc. (PRRO)

PurchasePro.com, Inc. provides Internet business-to-business electronic com-merce services. The Company's e-commerce solutions are comprised of public and private e-marketplaces where businesses can buy and sell a wide range of prod-ucts and services.

SAP AG, ADR (SAP)

SAP AG, headquartered in Germany, is engaged in the design and development of business application software. The Company develops software that helps compa-nies link their business processes. SAP markets its products and services through subsidiaries, distributors and other business partners worldwide.

Sterling Commerce, Inc. (SE)

Sterling Commerce, Inc. develops, markets, and supports electronic commerce products, services, and solutions worldwide. The Company's customers include the banking, healthcare, manufacturing, pharmaceutical, retail, telecommunica-tions, and transportation industries.

Sun Microsystems, Inc. (SUNW)

Sun Microsystems, Inc. supplies enterprise network computing products world-wide, including workstations, servers, storage devices, and the UNIX operating system. The Company's products are used for commercial and technical applica-tions in various industries.

Tibco Software, Inc. (TIBX)

Tibco Software, Inc. provides software solutions that enable businesses to in-tegrate internal operations, business partners, and custom channels in real-time. The Company enables computer applications and platforms to communicate across local or wide area networks, including the Internet.

VerticalNet, Inc. (VERT)

VerticalNet, Inc. creates, owns and operates vertical trade communities, which are targeted business-to-business communities of commerce on the Internet. The Company's communities are Web sites that act as industry-specific comprehensive sources of information, interaction and electronic commerce.

Nuveen has obtained these company descriptions from sources it deems reliable. However, Nuveen has not independently verified the accuracy or completeness of the information provided.

                                      ---

Nuveen Glass-Steagall Five-Year Sector Portfolio, January 2000

Risk/Return Summary

Investment Objective

The Portfolio seeks to provide capital appreciation.

Investment Strategy

The Portfolio consists of the common stocks of financial services companies that the Sponsor believes have the potential to substantially benefit from re-cent federal legislation that effectively repealed the Glass-Steagall Act. The Glass-Steagall Act erected barriers between banks, insurance companies and in-vestment firms. The effective repeal of the Act is expected to give birth to a new wave of financial conglomerates. As a result, banks, insurance companies and investment firms have the potential to benefit from future consolidation. The Portfolio is diversified across the financial services sector.

The Sponsor intends to create future portfolios that will invest in stocks in this sector. If these future portfolios are available, you may be able to re-invest into one of the portfolios at a reduced sales charge.

The stocks are expected to remain in the Portfolio until termination.

Security Selection

To create the Portfolio, the Sponsor follows these steps:

 . identifies the various subsectors that comprise the financial services sec-tor;

 . analyzes which subsectors may benefit from the predicted growth of financial services companies; and

 . selects the most attractive companies within each subsector by examining:

 --products and/or services offered by the companies;

 --the competitive environment;

 --management expertise;

 --strategic alliances and potential acquisitions;

 --financing; and

 --a fundamental and technical equity valuation assessment.


As of the Initial Date of Deposit, the stocks in the Portfolio are approxi-mately equally dollar weighted.

Sector Description

The Glass-Steagall Act of 1933 attempted to regulate the United States banking industry by forcing the separation of commercial banking from traditionally riskier investment banking. In response to increasingly vocal concerns, Con-gress recently approved legislation that effectively repeals the Glass-Steagall Act by destroying the barriers between banks, insurance companies and investment firms. Supporters hope that eliminating these barriers will allow American banks to better compete in the global economy.

Financial institutions and insurance companies can now merge and engage in joint operations. This means that commercial banks will now have greater flex-ibility to establish subsidiaries to market new products and services, includ-ing securities and insurance products.

Industry insiders and analysts believe that companies will have the opportu-nity to establish one-stop financial shops that will allow them to better serve customers and compete with overseas financial conglomerates.

Please be aware that industry predictions may not materialize, and that the companies selected for the Portfolio do not represent the entire industry and may not participate in the expected overall industry growth.


Primary Risks

You can lose money by investing in the Portfolio. In addition, the Portfolio may not perform as well as you hope. These things can happen for various rea-sons, including:

 . Stock prices can be volatile.

 . Share prices or dividend rates on the stocks may decline during the life of the Portfolio.

 . The Portfolio is not actively managed and may continue to purchase or hold a stock included in the Portfolio even though the stock's outlook or its mar-ket value or yield may have changed.

 . The Portfolio is concentrated in the financial services industry. Adverse developments in this industry may affect the value of your Units. Companies involved in this industry must contend with volatile interest rates, the ad-verse effects of economic recession, the cost of new technology, domestic and global competition, regulation and tax law changes.

                                      ---

  Insurance companies must also contend with the costs associated with weather catastrophes and other disasters and mortality rates.

Investor Suitability

The Portfolio may be suitable for you if:

 . You are seeking to own financial services stocks in one convenient package;

 . You want capital appreciation potential;

 . The Portfolio represents only a portion of your overall investment portfo-lio; and

 . The Portfolio is part of a longer term investment strategy.

The Portfolio is not appropriate for you if:

 . You are unwilling to take the risks involved with owning a concentrated eq-uity investment; or

 . You are seeking preservation of capital or high current income.

Fees and Expenses

This table shows the fees and expenses you may pay, directly or indirectly, when you invest in the Portfolio.

                                                       Percent of    Amount per
                                                     Public Offering   $1,000
                                                          Price      Invested(1)
                                                     --------------- -----------
Sales Charge
Initial Sales Charge (2)............................      1.00%        $10.00
Deferred Sales Charge(3)............................      3.50%        $35.00
                                                          -----        ------
Total Maximum Sales
 Charge.............................................      4.50%        $45.00

Estimated Annual Operating Expenses

                                                                   Approximate %
                                                   Amount per Unit   of Public
                                                    (based on $10    Offering
                                                        Unit)        Price(1)
                                                   --------------- -------------
Trustee's Fee.....................................    $0.00950         0.095%
Sponsor's Supervisory Fee.........................    $0.00350         0.035%
Bookkeeping and Administrative Fees...............    $0.00250         0.025%
Evaluator's Fee...................................    $0.00300         0.030%
Other Operating Expenses(4).......................    $0.00175        0.0175%
                                                      --------        ------
Total.............................................    $0.02025        0.2025%
Maximum Organization Costs(5).....................    $ 0.0225         0.225%

---------

(1) Based on 100 Units with a $10 per Unit Public Offering Price as of the Initial Date of Deposit.

(2) As provided below, the initial sales charge equals the difference between the maximum sales charge of 4.5% and any remaining deferred sales charges. Accordingly, the percentage amount of the initial sales charge will vary over time.

(3) The deferred sales charge is a fixed dollar amount of $0.35 per Unit. The percentage provided is based on a $10 Unit as of the Initial Date of De-posit and will vary over time.

(4) Other Operating Expenses do not include brokerage costs and other transac-tional fees.

(5) Organization costs are deducted from Portfolio assets at the earlier of the close of the initial offering period or six months after the Initial Date of Deposit.

You will pay both an upfront and a deferred sales charge. The upfront sales charge equals the difference between the maximum sales charge of 4.5% of the Public Offering Price and any remaining deferred sales charges. The deferred sales charges are $0.35 per Unit and are deducted monthly in installments of $0.07 per Unit on the last business day of the month from August 31, 2000 through December 29, 2000.

The maximum per Unit sales charges are reduced as follows:

                                                                         Total
                                                      Upfront   Deferred Maximum
                                                      Sales     Sales    Sales
Number of Units(1)                                    Charge(2) Charge   Charge
----------------------------------------------------- --------- -------- -------
Less than 5,000...................................... 1.00%     $0.35    4.50%
5,000 to 9,999....................................... 0.75%     $0.35    4.25%
10,000 to 24,999..................................... 0.50%     $0.35    4.00%
25,000 to 49,999..................................... 0.00%     $0.35    3.50%
50,000 to 99,999..................................... 0.00%     $0.35(3) 2.50%
100,000 or more...................................... 0.00%     $0.35(3) 1.50%

---------
(1) Sales charge reductions are computed both on a dollar basis and on the ba-sis of the number of Units purchased, using the equivalent of 5,000 Units to $50,000, 10,000 Units to $100,000 etc., and will be applied on that ba-sis which is more favorable to you.
(2) The Upfront Sales Charge is based on the Unit price on the Initial Date of Deposit. The percentage amount of the Upfront Sales Charge will vary as the Unit price varies and after deferred charges begin.
(3) All Units are subject to the same deferred sales charges. When the de-ferred charges exceed the maximum sales charge, you will be given extra Units at the time of purchase.

The maximum sales charge on reinvested dividends is $0.35 per Unit.

                                      ---

As described in "Public Offering Price" in Part B of the Prospectus, certain classes of investors are also entitled to reduced sales charges. See "Public Offering Price" in Part B of the Prospectus for secondary market sales charges.

Example

The example may help you compare the cost of investing in the Portfolio to the cost of investing in other funds.

The example assumes that you invest $10,000 in the Portfolio for the periods indicated and then either redeem or do not redeem your Units at the end of those periods. The example also assumes a 5% return on your investment each year and that the Portfolio's operating expenses stay the same. The example does not include brokerage costs and other transactional fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                             Life of
   1 Year                           3 Years                                                  Portfolio
   -------                          -------                                                 ----------
   $488.82                          $530.32                                                  $575.89

See "Trust Operating Expenses" in Part B of the Prospectus for additional in-formation regarding expenses.

Dealer Concessions

The Sponsor plans to allow a concession of 3.50% for non-breakpoint purchases of Units to dealer firms in connection with the sale of Units in a given transaction.

The concession paid to dealers is reduced or eliminated in connection with Units sold in transactions to investors that receive reduced sales charges based on the number of Units sold or in connection with Units sold in Rollover Purchases, Wrap Account Purchases and to other investors entitled to the sales charge reduction applicable for Wrap Account Purchases, as follows:

                                                                          %
                                                                      Concession
Number of Units*                                                       per Unit
----------------                                                      ----------
Less than 5,000......................................................    3.50%
5,000 to 9,999.......................................................    3.25
10,000 to 24,999.....................................................    3.00
25,000 to 49,999.....................................................    2.50
50,000 to 99,999.....................................................    1.50
100,000 or more......................................................    0.75
Rollover Purchases (per Unit)........................................   $0.25
Wrap Account Purchases...............................................    0.00

*Sales charge reductions are computed both on a dollar basis and on the basis of the number of Units purchased, using the equivalent of 5,000 Units to $50,000, 10,000 Units to $100,000 etc., and will be applied on that basis which is more favorable to the purchaser and may result in a reduction in the concession per Unit.

See "Distributions of Units to the Public" in Part B of the Prospectus for ad-ditional information on dealer concessions, volume incentives and secondary market concessions.

                                      ---

--------------------------------------------------------------------------------

Schedule of Investments

(at the Initial Date of Deposit, January 5, 2000)

         Nuveen Glass-Steagall Five-Year Sector Portfolio, January 2000

                                                              Percentage
                                                                  of
                                                              Aggregate                  Cost of    Current
Number of                                              Ticker  Offering  Market Value Securities to Dividend
 Shares          Name of Issuer of Securities(1)       Symbol   Price     per Share   Portfolio(2)  Yield(3)
------------------------------------------------------------------------------------------------------------
           Commercial Banks-Central US                           3.34%
     75    Fifth Third Bancorp                          FITB     3.34%    $ 66.9375     $  5,020     1.43%
           Finance-Credit Card                                  13.28%
     33    American Express Company                     AXP      3.32%     151.3125        4,993     0.59%
    115    Capital One Financial Corporation            COF      3.31%      43.3125        4,981     0.25%
    195    MBNA Corporation                             KRB      3.30%      25.4375        4,960     1.10%
     63    Providian Financial Corporation              PVN      3.35%      79.9375        5,036     0.25%
           Finance-Investment Banker/Broker                     20.08%
    139    The Charles Schwab Corporation               SCH      3.36%      36.3750        5,056     0.15%
    161    Legg-Mason, Inc.                             LM       3.35%      31.2500        5,031     1.02%
     68    Lehman Brothers Holdings Inc.                LEH      3.36%      74.3750        5,058     0.48%
     65    Merrill Lynch & Co., Inc.                    MER      3.35%      77.5625        5,042     1.39%
    140    Paine Webber Group Inc.                      PWJ      3.32%      35.6875        4,996     1.23%
    295    Raymond James Financial, Inc.                RJF      3.34%      17.0000        5,015     1.76%
           Insurance Brokers                                     6.69%
    131    Aon Corporation                              AOC      3.33%      38.1250        4,994     2.20%
     56    Marsh & McLennan Companies, Inc.             MMC      3.36%      90.3125        5,058     1.99%
           Investment Management/Advisor Services                9.97%
    147    T. Rowe Price Associates, Inc.               TROW     3.33%      34.0625        5,007     1.53%
    293    United Asset Management Corporation          UAM      3.31%      17.0000        4,981     4.71%
    198    Waddell & Reed Financial, Inc.               WDR      3.33%      25.3125        5,012     2.09%
           Life/Health Insurance                                 9.96%
     73    American General Corporation                 AGC      3.33%      68.6250        5,010     2.33%
     77    Jefferson-Pilot Corporation                  JP       3.32%      64.7500        4,986     2.04%
    131    Lincoln National Corporation                 LNC      3.31%      37.9375        4,970     2.90%
           Money Center Banks                                    6.70%
    142    The Bank of New York Company, Inc.           BK       3.39%      35.9375        5,103     1.78%
     43    J.P. Morgan & Co. Incorporated               JPM      3.31%     115.7500        4,977     3.46%
           Property/Casualty Insurance                           3.32%
     96    The Chubb Corporation                        CB       3.32%      52.0625        4,998     2.46%
           Super-Regional Banks-US                              26.66%
    166    Bank One Corporation                         ONE      3.32%      30.0625        4,990     5.59%
    116    Comerica Incorporated                        CMA      3.33%      43.1250        5,003     3.34%
    162    First Union Corporation                      FTU      3.35%      31.1250        5,042     6.04%
    243    KeyCorp                                      KEY      3.31%      20.5000        4,982     5.07%
    107    Northern Trust Corporation                   NTRS     3.37%      47.3750        5,069     1.14%
     80    SunTrust Banks, Inc.                         STI      3.31%      62.3125        4,985     2.21%
     80    Wachovia Corporation                         WB       3.35%      63.0000        5,040     3.43%
    135    WFC Holdings Corporation                     WFC      3.32%      36.9375        4,987     2.17%
  -----                                                         ------                  --------
  3,825                                                           100%                  $150,382
  =====                                                         ======                  ========

---------
See "Notes to Portfolios."

Please note that if this prospectus is used as a preliminary prospectus for fu-ture Nuveen Defined Portfolios, the portfolio will contain different stocks from those described above.

                                      ---

Glass-Steagall
Securities Descriptions

The stocks of the following companies are included in the Portfolios:

American Express Company (AXP)

American Express Company is a global provider of travel-related, financial ad-visory, and international banking services. The Company's financial products include the American Express Card, the Optima Card, and American Express Trav-elers Cheques.

American General Corporation (AGC)

American General Corporation, a diversified financial services organization, provides retirement services, life insurance, and consumer loans. The Company offers retail financing programs through a network of merchants in the United States.

Aon Corporation (AOC)

Aon Corporation is a global insurance services holding company. Operations in-clude accident and health insurance, specialty and professional insurance, re-insurance, and risk management consulting services.

The Bank of New York Company, Inc. (BK)

The Bank of New York Company, Inc. provides a complete range of banking and other services to corporations and individuals worldwide. The Company's serv-ices include retail banking, processing of securities, investment management and trust services.

Bank One Corporation (ONE)

Bank One Corporation is a major bank holding company that provides a full range of consumer and commercial banking services, primarily in the Midwest and Southwest. The Company ranks among the country's top five banks in terms of as-sets and is the largest issuer of credit cards.

Capital One Financial Corporation (COF)

Capital One Financial Corporation owns Capital One Bank which is one of the largest providers of MasterCard and Visa Cards in the United States. Capital One F.S.B. offers certain consumer lending and deposit services.

The Chubb Corporation (CB)

The Chubb Corporation is a global company offering property and casualty insur-ance for mid-sized businesses and for wealthy individuals. The Company also op-erates an executive protection division called Chubb Executive Risk.

Comerica Incorporated (CMA)

Comerica Incorporated is the holding company for business, individual, and in-vestment banks. Services include middle market lending, corporate banking, trust services, consumer lending, annuities, mutual funds, and life insurance. The Company operates banking offices in Michigan, Texas, California, and Flori-da.

Fifth Third Bancorp (FITB)

Fifth Third Bancorp is the holding company for several wholly-owned subsidiar-ies, including The Fifth Third Bank. The banks conduct business in Ohio, Flori-da, Kentucky, and Indiana. Fifth Third Bancorp offers retail and commercial banking, insurance, investment management, and other financial services.

First Union Corporation (FTU)

First Union Corporation is a bank holding company for First Union National Bank and First Union Mortgage Corporation. The Company provides a wide range of com-mercial and retail banking and trust services.

Jefferson-Pilot Corporation (JP)

Jefferson-Pilot Corporation offers individual and group life insurance, annui-ty, and investment products. The Company also owns and operates a network of television and radio stations, and produces and syndicates sports programming. Most operations are centered in North Carolina.

KeyCorp (KEY)

KeyCorp provides retail and wholesale banking, investment, financing and money management services to individuals and companies across the United States. Full-service banking offices are located in over thirteen states.

Legg-Mason, Inc. (LM)

Legg-Mason, Inc. provides securities brokerage, investment advisory, investment banking, and commercial mortgage banking services. The Company serves individu-als, institutions, municipalities, and corporations in the United States and around the world.

Lehman Brothers Holdings Inc. (LEH)

Lehman Brothers Holdings Inc. is a leading global investment bank serving cor-porate, government, institutional, and high-net worth customers. The Company deals in fixed income and equities, and provides asset management, institu-tional sales, and private client services.

Lincoln National Corporation (LNC)

Lincoln National Corporation owns and operates wealth accumulation and protec-tion businesses. The Company provides annuities, life insurance, retirement in-come, life-health reinsurance, institutional investment management, and mutual funds.

MBNA Corporation (KRB)

MBNA Corporation is the holding company for MBNA America Bank, N.A. The Bank issues bank credit cards, marketed primarily to members of associations and customers of financial institutions. The Company also makes other consumer loans and offers insurance and deposit products.

Marsh & McLennan Companies, Inc. (MMC)

Marsh & McLennan Companies, Inc. is a global provider of professional advice and related services such as insurance and reinsurance brokerage, consulting, and investment management services. The Company's services include analysis, advice, and transactional capabilities.

Merrill Lynch & Co., Inc. (MER)

Merrill Lynch & Co., Inc. is a global financing management and advisory company which serves the needs of both individual and institutional clients with a di-verse range of financial services, including per -

                                      ---
sonal financial planning, trading and brokering, banking and lending, insurance and others.

J.P. Morgan & Co. Incorporated (JPM)

J.P. Morgan & Co. Incorporated offers a variety of financial services to busi-nesses, governments, and individuals. The Company provides advice, raises capi-tal, trades financial instruments, and manages investment assets for business enterprises, governments, financial institutions, and private clients.

Northern Trust Corporation (NTRS)

Northern Trust Corporation is the holding company for Northern Trust Company. The Bank offers banking and trust services to the affluent, financial institu-tions, and corporations from several offices, primarily in Illinois and Flori-da. Offices are also located in Toronto, Montreal, London, Hong Kong, and Sin-gapore.

Paine Webber Group Inc. (PWJ)

Paine Webber Group Inc. is a holding company that provides a wide range of in-vestment services mainly through its broker dealer subsidiary, PaineWebber, Inc. Services include securities brokerage, research, mutual funds, capital transactions, asset management, banking, and some insurance services.

T. Rowe Price Associates, Inc. (TROW)

T. Rowe Price Associates, Inc. and its subsidiaries serve as investment advisor to the T. Rowe Price Mutual Funds, other sponsored investment products, and private accounts of other institutional and individual investors. The Company also provides accounting and shareholder services.

Providian Financial Corporation (PVN)

Providian Financial Corporation is a San Francisco-based consumer lender and one of the top ten credit card issuers. The Company offers a variety of loan products, including credit cards, revolving lines of credit, home loans, se-cured credit cards, and fee-based products.

Raymond James Financial, Inc. (RJF)

Raymond James Financial, Inc. provides financial services to individuals, cor-poration, and municipalities through its subsidiary investment firms. Its bro-kers are independent contractors who offer such services as securities broker-age, investment banking, asset management, trust services, and life insurance.

The Charles Schwab Corporation (SCH)

The Charles Schwab Corporation is a discount brokerage and one of the top dis-tributors of mutual funds. The Company provides its services to customers through multiple service channels, including telephone, the Internet, and a network of brokerage offices.

SunTrust Banks, Inc. (STI)

SunTrust Banks, Inc. provides personal, corporate, and institutional financial services throughtout the southeastern U.S. The Company also provides online banking through its SunTrust Online subsidiary and securities underwriting and brokerage services through SunTrust Equitable Securities.

United Asset Management Corporation (UAM)

United Asset Management Corporation provides diverse investment management services to institutions and high net worth and retail investors. These serv-ices are offered through a broad range of operating firms servicing clients lo-cated in the United States, Canada, and overseas.

Wachovia Corporation (WB)

Wachovia Corporation is a bank holding company. Through its subsidiary banks, the Company attracts deposits and offers retail and corporate banking services, including trust services. Wachovia serves customers through a network of of-fices in North Carolina, Georgia, South Carolina, and Virginia.

Waddell & Reed Financial, Inc. (WDR)

Waddell & Reed Financial, Inc. underwrites and distributes a portfolio of mu-tual funds. The Company also distributes underwritten variable annuities and life insurance products of Torchmark Corporation. Financial products are dis-tributed through a financial advisor sales force in the United States.

WFC Holdings Corporation (WFC)

WFC Holdings Corporation is the bank holding company of Wells Fargo & Company. The Company provides a broad array of financial products and services to cus-tomers located primarily in the western and midwestern United States. The Com-pany acquired the country's largest mortgage banking operation via its merger with Norwest Corporation.

Nuveen has obtained these company descriptions from sources it deems reliable. However, Nuveen has not independently verified the accuracy or completeness of the information provided.

                                      ---

Nuveen i-Media & Advertising Two-Year Sector Portfolio, January 2000

Risk/Return Summary

Investment Objective

The Portfolio seeks to provide capital appreciation.

Investment Strategy

The Portfolio consists of the common stocks of i-Media and advertising compa-nies. i-Media and advertising companies are companies that:

 . utilize the Internet to deliver news, entertainment, advertisements and mar-keting; or

 . are poised to benefit from the sale of advertising products and services or advertising space to Internet-oriented companies.

The Sponsor intends to create future portfolios that will invest in stocks in this sector. If these future portfolios are available, you may be able to re-invest into one of the portfolios at a reduced sales charge.

The stocks are expected to remain in the Portfolio until termination.

Security Selection

To create the Portfolio, the Sponsor follows these steps:

 . identifies the various subsectors that comprise the i-Media and advertising sectors;

 . analyzes which subsectors may benefit from the predicted growth of i-Media companies and advertising for Internet companies; and

 . selects the most attractive companies within each subsector by examining:

 --products and/or services offered by the companies;

 --the competitive environment;

 --management expertise;

 --strategic alliances;

 --financing; and

 --a fundamental and technical equity valuation assessment.

As of the Initial Date of Deposit, the stocks in the Portfolio are approxi-mately equally dollar weighted.

Sector Description

The Sponsor believes that the growth of the i-Media and advertising industries is leading to an increase in investment potential. Both traditional retailers and Internet companies are spending increasing numbers of ad dollars to pro-mote the online industry and build brand awareness. Forrester Research esti-mates that companies whose sole business is on the Internet spent approxi-mately $1.7 billion in traditional media in 1999--and predicts that this amount will increase to $6.3 billion by 2004.

In 1998, web-based ad spending of $1.5 billion represented 0.74% of total ad spending. By 2002, web-based ad spending is predicted to reach $8.9 billion and take 3.4% of total ad spending, according to the eAdvertising Report pub-lished by eMarketer. Why? More people are logging on, and 42% are women--tra-ditionally the audience advertisers most want to reach.

Of 1,500 Internet users surveyed, 25% said they went to a website to shop af-ter seeing a banner ad (eMarketer, 11/29/99). The growing significance of Internet advertising, combined with finite ad space, are expected to drive up ad prices. To ensure ad dollars are spent effectively, advertisers are ex-pected to seek new technologies--such as full video and sound--to create inno-vative ads that cut through the clutter.

Please be aware that industry predictions may not materialize, and that the companies selected for the Portfolio do not represent the entire industry and may not participate in the expected overall industry growth.

Primary Risks

You can lose money by investing in the Portfolio. In addition, the Portfolio may not perform as well as you hope. These things can happen for various rea-sons, including:

 . Stock prices can be volatile.

 . Share prices or dividend rates on the stocks may decline during the life of the Portfolio.

 . The Portfolio is not actively managed and may continue to purchase or hold a stock included in the Portfolio even though the stock's outlook or its mar-ket value or yield may have changed.

 . The Portfolio is concentrated in the i-Media and advertising industries. Ad-verse developments in these industries may affect the value

                                      ---
  of your Units. Companies involved in these industries must contend with rapid changes in technology, intense worldwide competition, government regu-lation and federal deregulation of the cable and broadcasting industries.

 .Certain of the securities included in the Portfolio may be foreign securities or American Depositary Receipts that evidence ownership of underlying for-eign securities. Foreign securities present risks beyond those of U.S. is-suers.

 . The Portfolio may contain small capitalization companies that have recently begun operations. Small cap companies present risks beyond those of large cap companies.

Investor Suitability

The Portfolio may be suitable for you if:

 . You are seeking to own i-Media and advertising stocks in one convenient package;

 . You want capital appreciation potential;

 . The Portfolio represents only a portion of your overall investment portfo-lio; and

 . The Portfolio is part of a longer term investment strategy that includes the investment in subsequent portfolios, if available.

The Portfolio is not appropriate for you if:

 . You are unwilling to take the risks involved with owning a concentrated eq-uity investment; or

 .You are seeking preservation of capital or high current income.

Fees and Expenses

This table shows the fees and expenses you may pay, directly or indirectly, when you invest in the Portfolio.

                                                            Percent
                                                           of Public Amount per
                                                           Offering    $1,000
                                                             Price   Invested(1)
                                                           --------- -----------
Sales Charge
Initial Sales Charge(2)...................................   1.00%     $10.00
1st Year Deferred Sales Charge(3).........................   1.75%     $17.50
2nd Year Deferred Sales Charge(3).........................   1.75%     $17.50
                                                             -----     ------

Total Maximum Sales Charge................................   4.50%     $45.00

Estimated Annual Operating Expenses

                                                                     Approximate
                                                     Amount per Unit % of Public
                                                      (based on $10   Offering
                                                          Unit)       Price(1)
                                                     --------------- -----------
Trustee's Fee.......................................    $0.00950        0.095%
Sponsor's Supervisory Fee...........................    $0.00350        0.035%
Bookkeeping and Administrative Fees.................    $0.00250        0.025%
Evaluator's Fee.....................................    $0.00300        0.030%
Other Operating Expenses(4).........................    $0.00175       0.0175%
                                                        --------       -------
Total...............................................    $0.02025       0.2025%
Maximum Organization Costs(5).......................    $ 0.0225        0.225%

---------
(1) Based on 100 Units with a $10 per Unit Public Offering Price as of the Initial Date of Deposit.

(2) As provided below, the initial sales charge equals the difference between the maximum sales charge of 4.5% and any remaining deferred sales charges. Accordingly, the percentage amount of the initial sales charge will vary over time.

(3) The annual deferred sales charge is a fixed dollar amount of $0.175 per Unit. The percentage provided is based on a $10 Unit as of the Initial Date of Deposit and will vary over time.

(4) Other Operating Expenses do not include brokerage costs and other transac-tional fees.

(5) Organization costs are deducted from Portfolio assets at the earlier of the close of the initial offering period or six months after the Initial Date of Deposit.

You will pay both an upfront and a deferred sales charge. The upfront sales charge equals the difference between the maximum sales charge of 4.5% of the Public Offering Price and any remaining deferred sales charges. The annual de-ferred sales charges are $0.175 per Unit and are deducted monthly in install-ments of $0.0350 per Unit on the last business day of the month from August 31, 2000 through December 29, 2000 and August 31, 2001 through December 31, 2001.


                                      ---

The maximum per Unit sales charges are reduced as follows:

                                                    First      Second
                                                     Year       Year      Total
                                          Upfront  Deferred   Deferred   Maximum
                                           Sales    Sales      Sales      Sales
           Number of Units(1)            Charge(2)  Charge     Charge    Charge
---------------------------------------- --------- --------   --------   -------
Less than 5,000.........................   1.00%    $0.175     $0.175     4.50%
5,000 to 9,999..........................   0.75%    $0.175     $0.175     4.25%
10,000 to 24,999........................   0.50%    $0.175     $0.175     4.00%
25,000 to 49,999........................   0.25%    $0.175     $0.175     3.75%
50,000 to 99,999........................   0.00%    $0.175     $0.175     3.50%
100,000 or more.........................   0.00%    $0.175(3)  $0.175(3)  2.75%

---------
(1) Sales charge reductions are computed both on a dollar basis and on the ba-sis of the number of Units purchased, using the equivalent of 5,000 Units to $50,000, 10,000 Units to $100,000 etc., and will be applied on that basis which is more favorable to you.

(2) The Upfront Sales Charge is based on the Unit price on the Initial Date of Deposit. The percentage amount of the Upfront Sales Charge will vary as the Unit price varies and after deferred charges begin.

(3) All Units are subject to the same deferred sales charges. When the de-ferred charges exceed the maximum sales charge, you will be given extra Units at the time of purchase.

The maximum sales charge on reinvested dividends is $0.35 per Unit. The sec-ondary market sales charges for the Portfolio are the same as primary market charges provided above.

As described in "Public Offering Price" in Part B of the Prospectus, certain classes of investors are also entitled to reduced sales charges.

Example

This example may help you compare the cost of investing in the Portfolio to the cost of investing in other funds.

The example assumes that you invest $10,000 in the Portfolio for the periods indicated and then either redeem or do not redeem your Units at the end of those periods. The example also assumes a 5% return on your investment each year and that the Portfolio's operating expenses stay the same. The example does not include brokerage costs and other transactional fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

  1 Years               3 Years                            5 Years                            10 Years
  -------               -------                           ---------                           ---------
  $317.32               $748.03                           $1,204.23                           $2,451.63

While the Portfolio has a term of approximately 24 months, you may be able to invest in future portfolios with reduced sales charges. These future sales charges are included in the amounts provided above.

See "Trust Operating Expenses" in Part B of the Prospectus for additional in-formation regarding expenses.

Dealer Concessions

The Sponsor plans to allow a concession of 2.2% for primary and secondary mar-ket non-break-point purchases of Units to dealer firms in connection with the sale of Units in a given transaction. For primary market purchase, dealers re-ceive an additional concession of $0.12 per Unit for Units held on or after the Second Year Commencement Date, February 6, 2001. For secondary market pur-chases, to receive the additional $0.12 per Unit concession, the Units must be sold prior to the Second Year Commencement Date and held on or after that date.

The concession paid to dealers is reduced or eliminated in connection with Units sold in transactions to investors that receive reduced sales charges based on the number of Units sold or in connection with Units sold in Rollover Purchases, Wrap Account Purchases and to other investors entitled to the sales charge reduction applicable for Wrap Account Purchases, as follows:

                                                        Additional  Approximate
                                                        Concession    Total %
                                                        for Units   Discount per
                                                        held on or    Unit for
                                                       after Second  Units held
                                                           Year     on or after
                                                 %     Commencement Second Year
                                              Discount   Date per   Commencement
             Number of Units(1)               per Unit     Unit       Date(2)
--------------------------------------------- -------- ------------ ------------
Less than 5,000..............................   2.20%     $0.12         3.40%
5,000 to 9,999...............................   2.00       0.12         3.20
10,000 to 24,999.............................   1.75       0.12         2.95
25,000 to 49,999.............................   1.50       0.12         2.70
50,000 to 99,999.............................   1.25       0.12         2.45
100,000 or more..............................   0.50       0.12         1.70
Rollover Purchases (per Unit)................  $0.12       0.12         2.40
Wrap Account Purchases.......................   0.00       0.00         0.00

---------
(1) Sales charge reductions are computed both on a dollar basis and on the ba-sis of the number of Units purchased, using the equivalent of 5,000 Units to $50,000, 10,000 Units to $100,000 etc., and will be applied on that basis which is more favorable to the purchaser and may result in a reduction in the concession per Unit.

(2) The Approximate Total Discount percentages are based on the Unit price on the Initial Date of Deposit. The percentage amount will vary as the Unit price varies.

See "Distributions of Units to the Public" in Part B of the Prospectus for ad-ditional information on dealer concession and volume incentives.

                                      ---

--------------------------------------------------------------------------------

Schedule of Investments

(at the Initial Date of Deposit, January 5, 2000)

   Nuveen i-Media & Advertising Two-Year Sector Portfolio, January 2000

                                                  Percentage
                                                      of
                                                  Aggregate                  Cost of    Current
Number of                                  Ticker  Offering  Market Value Securities to Dividend
 Shares    Name of Issuer of Securities(1) Symbol   Price     per Share   Portfolio(2)  Yield(3)
------------------------------------------------------------------------------------------------
           Advertising Agencies                     24.16%
     75    Modem Media. Poppe Tyson, Inc.  MMPT      4.03%    $ 66.6875     $  5,002      N/A
     54    Omnicom Group Inc.              OMC       4.08%      93.6875        5,059     0.75%
     39    TMP Worldwide Inc.              TMPW      3.88%     123.3750        4,812      N/A
    116    True North Communications Inc.  TNO       4.01%      42.8750        4,974     1.40%
     65    WPP Group Plc ADR               WPPGY     4.11%      78.3750        5,094     0.41%
     73    Young & Rubicam Inc.            YNR       4.05%      68.8750        5,028     0.15%
           Computer Software                         7.84%
     63    Macromedia, Inc.                MACR      3.84%      75.7500        4,772      N/A
     44    Microsoft Corporation           MSFT      4.00%     112.6250        4,956      N/A
           Internet Content                         24.06%
     94    24/7 Media, Inc.                TFSM      4.02%      53.0000        4,982      N/A
     65    About.com, Inc.                 BOUT      4.04%      77.1250        5,013      N/A
     81    CNET, Inc.                      CNET      3.97%      60.8125        4,926      N/A
     21    DoubleClick Inc.                DCLK      4.01%     237.0625        4,979      N/A
     57    Go2Net, Inc.                    GNET      4.09%      89.0000        5,073      N/A
     11    Yahoo! Inc.                     YHOO      3.93%     443.0000        4,873      N/A
           Internet Software                        15.78%
     64    America Online, Inc.            AOL       3.97%      76.9375        4,924      N/A
    124    At Home Corporation             ATHM      4.04%      40.3750        5,007      N/A
     63    Lycos, Inc.                     LCOS      3.98%      78.3750        4,938      N/A
     40    RealNetworks, Inc.              RNWK      3.79%     117.4375        4,698      N/A
           Multimedia                               24.12%
     64    Gannett Co., Inc.               GCI       3.99%      77.2500        4,944     1.09%
     89    The McGraw-Hill Companies, Inc. MHP       4.00%      55.7500        4,962     1.54%
    135    The News Corporation Limited    NWS       4.01%      36.8750        4,978     0.36%
     73    Time-Warner Inc.                TWX       4.04%      68.6875        5,014     0.26%
     92    Viacom Inc.                     VIA       4.00%      54.0000        4,968      N/A
    160    The Walt Disney Company         DIS       4.08%      31.6250        5,060     0.66%
           Publishing-Newspapers                     4.04%
     77    Dow Jones & Company, Inc.       DJ        4.04%      65.1250        5,015     1.47%
  -----                                             ------                  --------
  1,839                                               100%                  $124,050
  =====                                             ======                  ========

---------
See "Notes to Portfolios."

Please note that if this prospectus is used as a preliminary prospectus for fu-ture Nuveen Defined Portfolios, the portfolio will contain different stocks from those described above.

                                      ---

Nuveen i-Media & Advertising Five-Year Sector Portfolio, January 2000

Risk/Return Summary

Investment Objective

The Portfolio seeks to provide capital appreciation.

Investment Strategy

The Portfolio consists of the common stocks of i-Media and advertising compa-nies. i-Media and advertising companies are companies that:

 . utilize the Internet to deliver news, entertainment, advertisements and mar-keting; or

 . are poised to benefit from the sale of advertising products and services or advertising space to Internet-oriented companies.

The Sponsor intends to create future portfolios that will invest in stocks in this sector. If these future portfolios are available, you may be able to re-invest into one of the portfolios at a reduced sales charge.

The stocks are expected to remain in the Portfolio until termination.

Security Selection

To create the Portfolio, the Sponsor follows these steps:

 . identifies the various subsectors that comprise the i-Media and advertising sectors;

 . analyzes which subsectors may benefit from the predicted growth of i-Media companies and advertising for Internet companies; and

 . selects the most attractive companies within each subsector by examining:

 --products and/or services offered by the companies;

 --the competitive environment;

 --management expertise;

 --strategic alliances;

 --financing; and

 --a fundamental and technical equity valuation assessment.

As of the Initial Date of Deposit, the stocks in the Portfolio are approxi-mately equally dollar weighted.

Sector Description

The Sponsor believes that the growth of the i-Media and advertising industries is leading to an increase in investment potential. Both traditional retailers and Internet companies are spending increasing numbers of ad dollars to pro-mote the online industry and build brand awareness. Forrester Research esti-mates that companies whose sole business is on the Internet spent approxi-mately $1.7 billion in traditional media in 1999--and predicts that this amount will increase to $6.3 billion by 2004.

In 1998, web-based ad spending of $1.5 billion represented 0.74% of total ad spending. By 2002, web-based ad spending is predicted to reach $8.9 billion and take 3.4% of total ad spending, according to the eAdvertising Report pub-lished by eMarketer. Why? More people are logging on, and 42% are women--tra-ditionally the audience advertisers most want to reach.

Of 1,500 Internet users surveyed, 25% said they went to a website to shop af-ter seeing a banner ad (eMarketer, 11/29/99). The growing significance of Internet advertising, combined with finite ad space, are expected to drive up ad prices. To ensure ad dollars are spent effectively, advertisers are ex-pected to seek new technologies--such as full video and sound--to create inno-vative ads that cut through the clutter.

Please be aware that industry predictions may not materialize, and that the companies selected for the Portfolio do not represent the entire industry and may not participate in the expected overall industry growth.

Primary Risks

You can lose money by investing in the Portfolio. In addition, the Portfolio may not perform as well as you hope. These things can happen for various rea-sons, including:

 . Stock prices can be volatile.

 . Share prices or dividend rates on the stocks may decline during the life of the Portfolio.

 . The Portfolio is not actively managed and may continue to purchase or hold a stock included in the Portfolio even though the stock's outlook or its mar-ket value or yield may have changed.

                                      ---

 . The Portfolio is concentrated in the i-Media and advertising industries. Ad-verse developments in these industries may affect the value of your Units. Companies involved in these industries must contend with rapid changes in technology, intense worldwide competition, government regulation and federal deregulation of the cable and broadcasting industries.

 . Certain of the securities included in the Portfolio may be foreign securi-ties or American Depositary Receipts that evidence ownership of underlying foreign securities. Foreign securities present risks beyond those of U.S. issuers.

 . The Portfolio may contain small capitalization companies that have recently begun operations. Small cap companies present risks beyond those of large cap companies.

Investor Suitability

The Portfolio may be suitable for you if:

 . You are seeking to own i-Media and advertising stocks in one convenient package;

 . You want capital appreciation potential;

 . The Portfolio represents only a portion of your overall investment portfo-lio; and

 . The Portfolio is part of a longer term investment strategy.

The Portfolio is not appropriate for you if:

 . You are unwilling to take the risks involved with owning a concentrated eq-uity investment; or

 . You are seeking preservation of capital or high current income.

Fees and Expenses

This table shows the fees and expenses you may pay, directly or indirectly, when you invest in the Portfolio.

                                                       Percent of    Amount per
                                                     Public Offering   $1,000
                                                          Price      Invested(1)
                                                     --------------- -----------
Sales Charge
Initial Sales Charge (2)............................      1.00%        $10.00
Deferred Sales Charge(3)............................      3.50%        $35.00
                                                          -----        ------
Total Maximum Sales
 Charge.............................................      4.50%        $45.00

Estimated Annual Operating Expenses

                                                                  Approximate  %
                                                  Amount per Unit   of Public
                                                   (based on $10     Offering
                                                       Unit)         Price(1)
                                                  --------------- --------------
Trustee's Fee....................................    $0.00950          0.095%
Sponsor's Supervisory Fee........................    $0.00350          0.035%
Bookkeeping and Administrative Fees..............    $0.00250          0.025%
Evaluator's Fee..................................    $0.00300          0.030%
Other Operating Expenses(4)......................    $0.00175         0.0175%
                                                     --------         ------
Total............................................    $0.02025         0.2025%
Maximum Organization Costs(5)....................    $ 0.0225          0.225%

---------

(1) Based on 100 Units with a $10 per Unit Public Offering Price as of the Initial Date of Deposit.

(2) As provided below, the initial sales charge equals the difference between the maximum sales charge of 4.5% and any remaining deferred sales charges. Accordingly, the percentage amount of the initial sales charge will vary over time.

(3) The deferred sales charge is a fixed dollar amount of $0.35 per Unit. The percentage provided is based on a $10 Unit as of the Initial Date of De-posit and will vary over time.

(4) Other Operating Expenses do not include brokerage costs and other transac-tional fees.

(5) Organization costs are deducted from Portfolio assets at the earlier of the close of the initial offering period or six months after the Initial Date of Deposit.

You will pay both an upfront and a deferred sales charge. The upfront sales charge equals the difference between the maximum sales charge of 4.5% of the Public Offering Price and any remaining deferred sales charges. The deferred sales charges are $0.35 per Unit and are deducted monthly in installments of $0.07 per Unit on the last business day of the month from August 31, 2000 through December 29, 2000.

                                      ---

The maximum per Unit sales charges are reduced as follows:

                                                                           Total
                                                      Upfront  Deferred   Maximum
                                                       Sales    Sales      Sales
Number of Units(1)                                   Charge(2)  Charge    Charge
---------------------------------------------------- --------- --------   -------
Less than 5,000.....................................   1.00%    $0.35      4.50%
5,000 to 9,999......................................   0.75%    $0.35      4.25%
10,000 to 24,999....................................   0.50%    $0.35      4.00%
25,000 to 49,999....................................   0.00%    $0.35      3.50%
50,000 to 99,999....................................   0.00%    $0.35(3)   2.50%
100,000 or more.....................................   0.00%    $0.35(3)   1.50%

---------
(1) Sales charge reductions are computed both on a dollar basis and on the ba-sis of the number of Units purchased, using the equivalent of 5,000 Units to $50,000, 10,000 Units to $100,000 etc., and will be applied on that ba-sis which is more favorable to you.

(2) The Upfront Sales Charge is based on the Unit price on the Initial Date of Deposit. The percentage amount of the Upfront Sales Charge will vary as the Unit price varies and after deferred charges begin.

(3) All Units are subject to the same deferred sales charges. When the de-ferred charges exceed the maximum sales charge, you will be given extra Units at the time of purchase.

The maximum sales charge on reinvested dividends is $0.35 per Unit.

As described in "Public Offering Price" in Part B of the Prospectus, certain classes of investors are also entitled to reduced sales charges. See "Public Offering Price" in Part B of the Prospectus for secondary market sales charges.

Example

This example may help you compare the cost of investing in the Portfolio to the cost of investing in other funds.

The example assumes that you invest $10,000 in the Portfolio for the periods indicated and then either redeem or do not redeem your Units at the end of those periods. The example also assumes a 5% return on your investment each year and that the Portfolio's operating expenses stay the same. The example does not include brokerage costs and other transactional fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                             Life of
   1 Year                           3 Years                                                 Portfolio
   -------                          -------                                                 ---------
   $488.82                          $530.32                                                  $575.89

See "Trust Operating Expenses" in Part B of the Prospectus for additional in-formation regarding expenses.

Dealer Concessions

The Sponsor plans to allow a concession of 3.50% for non-breakpoint purchases of Units to dealer firms in connection with the sale of Units in a given transaction.

The concession paid to dealers is reduced or eliminated in connection with Units sold in transactions to investors that receive reduced sales charges based on the number of Units sold or in connection with Units sold in Rollover Purchases, Wrap Account Purchases and to other investors entitled to the sales charge reduction applicable for Wrap Account Purchases, as follows:

                                                                          %
                                                                      Concession
Number of Units*                                                       per Unit
----------------                                                      ----------
Less than 5,000......................................................    3.50%
5,000 to 9,999.......................................................    3.25
10,000 to 24,999.....................................................    3.00
25,000 to 49,999.....................................................    2.50
50,000 to 99,999.....................................................    1.50
100,000 or more......................................................    0.75
Rollover Purchases (per Unit)........................................   $0.25
Wrap Account Purchases...............................................    0.00

*Sales charge reductions are computed both on a dollar basis and on the basis of the number of Units purchased, using the equivalent of 5,000 Units to $50,000, 10,000 Units to $100,000 etc., and will be applied on that basis which is more favorable to the purchaser and may result in a reduction in the concession per Unit.

See "Distributions of Units to the Public" in Part B of the Prospectus for ad-ditional information on dealer concessions, volume incentives and secondary market concessions.

                                      ---

--------------------------------------------------------------------------------

Schedule of Investments

(at the Initial Date of Deposit, January 5, 2000)

   Nuveen i-Media & Advertising Five-Year Sector Portfolio, January 2000

                                                  Percentage
                                                      of
                                                  Aggregate                  Cost of    Current
Number of                                  Ticker  Offering  Market Value Securities to Dividend
 Shares    Name of Issuer of Securities(1) Symbol   Price     per Share   Portfolio(2)  Yield(3)
------------------------------------------------------------------------------------------------
           Advertising Agencies                     24.16%
     75    Modem Media. Poppe Tyson, Inc.  MMPT      4.03%    $ 66.6875     $  5,002       N/A
     54    Omnicom Group Inc.              OMC       4.08%      93.6875        5,059     0.75%
     39    TMP Worldwide Inc.              TMPW      3.88%     123.3750        4,812       N/A
    116    True North Communications Inc.  TNO       4.01%      42.8750        4,974     1.40%
     65    WPP Group Plc ADR               WPPGY     4.11%      78.3750        5,094     0.41%
     73    Young & Rubicam Inc.            YNR       4.05%      68.8750        5,028     0.15%
           Computer Software                         7.84%
     63    Macromedia, Inc.                MACR      3.84%      75.7500        4,772       N/A
     44    Microsoft Corporation           MSFT      4.00%     112.6250        4,956       N/A
           Internet Content                         24.06%
     94    24/7 Media, Inc.                TFSM      4.02%      53.0000        4,982       N/A
     65    About.com, Inc.                 BOUT      4.04%      77.1250        5,013       N/A
     81    CNET, Inc.                      CNET      3.97%      60.8125        4,926       N/A
     21    DoubleClick Inc.                DCLK      4.01%     237.0625        4,979       N/A
     57    Go2Net, Inc.                    GNET      4.09%      89.0000        5,073       N/A
     11    Yahoo! Inc.                     YHOO      3.93%     443.0000        4,873       N/A
           Internet Software                        15.78%
     64    America Online, Inc.            AOL       3.97%      76.9375        4,924       N/A
    124    At Home Corporation             ATHM      4.04%      40.3750        5,007       N/A
     63    Lycos, Inc.                     LCOS      3.98%      78.3750        4,938       N/A
     40    RealNetworks, Inc.              RNWK      3.79%     117.4375        4,698       N/A
           Multimedia                               24.12%
     64    Gannett Co., Inc.               GCI       3.99%      77.2500        4,944     1.09%
     89    The McGraw-Hill Companies, Inc. MHP       4.00%      55.7500        4,962     1.54%
    135    The News Corporation Limited    NWS       4.01%      36.8750        4,978     0.36%
     73    Time-Warner Inc.                TWX       4.04%      68.6875        5,014     0.26%
     92    Viacom Inc.                     VIA       4.00%      54.0000        4,968       N/A
    160    The Walt Disney Company         DIS       4.08%      31.6250        5,060     0.66%
           Publishing-Newspapers                     4.04%
     77    Dow Jones & Company, Inc.       DJ        4.04%      65.1250        5,015     1.47%
  -----                                             ------                  --------
  1,839                                               100%                  $124,050
  =====                                             ======                  ========

---------
See "Notes to Portfolios."

Please note that if this prospectus is used as a preliminary prospectus for fu-ture Nuveen Defined Portfolios, the portfolio will contain different stocks from those described above.

                                      ---
i-Media & Advertising
Securities Descriptions

The stocks of the following companies are included in the Portfolios:

About.com, Inc. (BOUT)

About.com, Inc. is an Internet news, information and entertainment service with a network comprised of GuideSites, each focused on a specific topic and managed by a knowledgeable human guide. The Company provides enhanced Internet navigation enabling users to quickly find relevant Internet content.

America Online, Inc. (AOL)

America Online, Inc. provides interactive communications and services. The Company's Web sites offer features such as personalized news services, elec-tronic mail, conferencing, software, computing support, interactive magazines and newspapers, online classes, and easy access to services of the Internet.

At Home Corporation (ATHM)

At Home Corporation provides Internet services to consumers and businesses over the cable television infrastructure and leased digital telecommunication lines. The Company's service enables residential customers to connect their personal computers to high-speed networks via cable modems.

CNET, Inc. (CNET)

CNET, Inc. provides original Internet content and television programming re-lating to information technology and the Internet. The Company also operates Snap!, an online service that offers directory and searching capabilities.

The Walt Disney Company (DIS)

The Walt Disney Company is a diversified worldwide entertainment and media company. The Company operates the Disney theme parks and resorts, produces mo-tion pictures, and owns ABC, Inc. (which includes the ABC television network). Disney also licenses its intellectual property and publishes books and maga-zines.

DoubleClick Inc. (DCLK)

DoubleClick Inc. provides Internet advertising solutions for advertisers and Web publishers. The Company offers an Internet network that transmits adver-tisements to Web sites. Advertisements are delivered to Web users based on se-lected criteria.

Dow Jones & Company, Inc (DJ)

Dow Jones & Company, Inc. is a global provider of business news and informa-tion with operations in print publishing, electronic publishing, and general-interest community newspapers. The Company publishes "The Wall Street Journal" and "Barron's" periodicals and various electronic news wires.

Gannett Co., Inc. (GCI)

Gannett Co., Inc. is the largest newspaper publisher in the United States, reaching a total circulation of approximately seven million through its nearly 90 newspapers, including USA TODAY. The Company also operates television sta-tions and cable television systems in major U.S. markets.

Go2Net, Inc. (GNET)

Go2Net, Inc. offers branded Web sites in areas such as personal finance, in-formation search, commerce, and games. The Company's Web destinations include Silicon Investor, a financial discussion site; MetaCrawler, a search/index guide; and HyperMart, a Web hosting service.

Lycos, Inc. (LCOS)

Lycos, Inc. develops and provides guides to online content, third party con-tent, Web search and directory services, and community and personalization services. The Company also provides Internet users the ability to create per-sonal homepages and join interest-based communities on the Internet.

The McGraw-Hill Companies, Inc. (MHP)

The McGraw-Hill Companies, Inc. is a global information services provider. Through its Standard & Poor's unit, the Company is one of the world's leading providers of financial information. The Company is also one of the largest ed-ucational publishers and publishes over 40 consumer and trade magazines.

Macromedia, Inc. (MACR)

Macromedia, Inc. specializes in software products and technologies for the Web. The Company's Web publishing products enable designers and developers to create interactive Web experiences for e-commerce, entertainment, news, and information. Principal products are Shockwave and Flash.

Microsoft Corporation (MSFT)

Microsoft Corporation is a leading manufacturer of computer software, most no-tably the Windows and Office line of products and systems. The Company offers operating systems, server applications, business and consumer productivity ap-plications, and Internet software technologies.

Modem Media. Poppe Tyson, Inc. (MMPT)

Modem Media. Poppe Tyson, Inc. creates interactive advertising for use on the Web and other new media applications such as CD-ROMS, interactive kiosks, and corporate intranets. True North Communications has a 51% equity ownership in the Company.

The News Corporation Limited (NWS)

The News Corporation Limited is an international media company. Operations in-clude the publication of newspapers, magazines, and books, television, satel-lite and cable broadcasting, and the production and distribution of motion pictures. The company owns 82% of Fox Entertainment Group.

Omnicom Group Inc. (OMC)

Omnicom Group Inc. is the world's largest advertising company in terms of worldwide billings. The Company serves its clients through worldwide, nation-al, and regional independent agency brands. Foreign operations account for ap-proximately half of revenues.

RealNetworks, Inc. (RNWK)

RealNetworks, Inc. pioneered the streaming software that allows real-time de-livery of audio and video

                                      ---
broadcasts over the Internet and intranets. Customers that have purchased the Company's broadcasting tools and services include ABC, NBC, and Dow Jones.

TMP Worldwide Inc. (TMPW)

TMP Worldwide Inc. is the world's largest Yellow Pages advertising agency and a leader in the recruitment ad business. Services also include advertising for use on the Internet. Internationally, the Company operates through 140 offices, principally in the United Kingdom, Europe, and the Pacific Rim.

Time-Warner Inc. (TWX)

Time Warner Inc. is a media and entertainment company with operations and in-terests in cable networks, publishing, filmed entertainment, television produc-tion, television broadcasting, recorded music, music publishing, and cable television systems.

True North Communications Inc. (TNO)

True North Communications Inc. is a global advertising and public relations company. Subsidiaries include Foote, Cone & Belding Worldwide, Bozell Worldwide (originator of "Milk Mustache" print campaign in 1995), and other agencies.

24/7 Media, Inc. (TFSM)

24/7 Media, Inc. delivers advertisements and promotions to web sites. The Com-pany operates the 24/7 Network, a network of over 150 web sites, as well as op-erates the ContentZone, a network of over 2,500 small to medium-size Web sites.

Viacom Inc. (VIA)

Viacom Inc. is a worldwide entertainment and publishing company. The Company's operations include Blockbuster video and music, MTV Networks, Paramount Pic-tures, Spelling Entertainment, Showtime Networks, and Simon & Schuster.

WPP Group Plc ADR (WPPGY)

WPP Group Plc, headquartered in the United Kingdom, is the world's third larg-est advertising conglomerate. The Company provides such services as public re-lations, media advertising, strategic market services, market research and sales promotion. Operations include Ogilvy & Mather Wordwide and J. Walter Thompson Co.

Yahoo! Inc. (YHOO)

Yahoo! Inc. is a global Internet media company that offers a network of branded World Wide Web programming. The Company provides targeted Internet resources and communications services for a broad range of audiences.

Young & Rubicam Inc. (YNR)

Young & Rubicam Inc. is a global communications organization. The Company pro-vides integrated services in advertising, direct marketing and sales promotion, perception management, public relations, branding identity consultation, and healthcare communications. Ford Motor is a major client.

Nuveen has obtained these company descriptions from sources it deems reliable. However, Nuveen has not independently verified the accuracy or completeness of the information provided.

                                      ---

Nuveen Networking & Storage Two-Year Sector Portfolio, January 2000

Risk/Return Summary

Investment Objective

The Portfolio seeks to provide capital appreciation.

Investment Strategy

The Portfolio consists of the common stocks of networking and storage compa-nies. These companies are involved in network infrastructure, software and electronic data storage and potentially stand to benefit from increased re-quirements for data transmission and management. The Portfolio is diversified across the networking and data storage sector including data storage, networking software and equipment and computer memory devices.

The Sponsor intends to create future portfolios that will invest in stocks in this sector. If these future portfolios are available, you may be able to re-invest into one of the portfolios at a reduced sales charge.

The stocks are expected to remain in the Portfolio until termination.

Security Selection

To create the Portfolio, the Sponsor follows these steps:

 . identifies the various subsectors that comprise the networking and storage sector;

 . analyzes which subsectors may benefit from the predicted growth of networking and storage companies; and

 . selects the most attractive companies within each subsector by examining:


 --products and/or services offered by the companies;

 --the competitive environment;

 --research and development capabilities;

 --management expertise;

 --strategic alliances;

 --financing; and

 --a fundamental and technical equity valuation assessment.

As of the Initial Date of Deposit, the stocks in the Portfolio are approxi-mately equally dollar weighted.

Sector Description

The Sponsor believes that the growth of the networking industry is leading to an increase in investment potential. To meet the demand for faster and more efficient networking, several pioneering companies are focused on developing next-generation, high-speed network infrastructure (both hardware and soft-ware). Additionally, new technology requires data storage systems to store programs that run the Internet and corporate intranets. Several developments have combined to fuel growth in this sector.

Communication Equipment Trends

Demand for increased capacity to transmit information (bandwidth) and networking speed has been driven by unprecedented Internet growth, the in-creased use of the Internet to send data and multimedia information and a movement to distributed networks. Communication equipment firms are responding by expanding into new technologies.

Growing Data Retrieval Demand

Companies continue to rapidly accumulate vast amounts of data, ranging from customer databases to product inventories. Quick and efficient data mining has become essential for corporate success.

e-Business Expansion

The business community continues to gravitate toward an Internet-based market-place, presenting growth opportunities for cutting-edge companies developing new infrastructure.

Please be aware that industry predictions may not materialize, and that the companies selected for the Portfolio do not represent the entire industry and may not participate in the expected overall industry growth.

Primary Risks

You can lose money by investing in the Portfolio. In addition, the Portfolio may not perform as well as you hope. These things can happen for various rea-sons, including:

 . Stock prices can be volatile.

 . Share prices or dividend rates on the stocks may decline during the life of the Portfolio.

                                      ---

 . The Portfolio is not actively managed and may continue to purchase or hold a stock included in the Portfolio even though the stock's outlook or its mar-ket value or yield may have changed.

 . The Portfolio is concentrated in the networking and data storage industry.
  Adverse developments in this industry may affect the value of your Units. Companies involved in this industry must contend with rapid changes in tech-nology, intense worldwide competition, government regulation and the rapid obsolescence of products and services.

 . The Portfolio may contain small capitalization companies that have recently begun operations. Small cap companies present risks beyond those of large cap companies.

Investor Suitability

The Portfolio may be suitable for you if:

 . You are seeking to own networking and storage stocks in one convenient pack-age;

 . You want capital appreciation potential;

 . The Portfolio represents only a portion of your overall investment portfo-lio; and

 . The Portfolio is part of a longer term investment strategy, that includes the investment in subsequent portfolios, if available.

The Portfolio is not appropriate for you if:

 . You are unwilling to take the risks involved with owning a concentrated eq-uity investment; or

 . You are seeking preservation of capital or high current income.

Fees and Expenses

This table shows the fees and expenses you may pay, directly or indirectly, when you invest in the Portfolio.

                                                            Percent
                                                               of
                                                             Public  Amount per
                                                            Offering   $1,000
                                                             Price   Invested(1)
                                                            -------- -----------
Sales Charge
Initial Sales Charge (2)...................................  1.00%     $10.00
1st Year Deferred Sales Charge(3)..........................  1.75%     $17.50
2nd Year Deferred Sales Charge(3)..........................  1.75%     $17.50
                                                             -----     ------

Total Maximum Sales Charge.................................  4.50%     $45.00


Estimated Annual Operating Expenses

                                                                     Approximate
                                                                         % of
                                                     Amount per Unit   Public
                                                     (based on a $10  Offering
                                                          Unit)       Price(1)
                                                     --------------- -----------
Trustee's Fee.......................................    $0.00950        0.095%
Sponsor's Supervisory Fee...........................    $0.00350        0.035%
Bookkeeping and Administrative Fees.................    $0.00250        0.025%
Evaluator's Fee.....................................    $0.00300        0.030%
Other Operating Expenses(4).........................    $0.00175       0.0175%
                                                        --------       ------
Total...............................................    $0.02025       0.2025%

Maximum Organization Costs(5).......................    $ 0.0225        0.225%

---------
(1) Based on 100 Units with a $10 per Unit Public Offering Price as of the Initial Date of Deposit.

(2) As provided below, the initial sales charge equals the difference between the maximum sales charge of 4.5% and any remaining deferred sales charges. Accordingly, the percentage amount of the initial sales charge will vary over time.

(3) The annual deferred sales charge is a fixed dollar amount of $0.175 per Unit. The percentage provided is based on a $10 Unit as of the Initial Date of Deposit and will vary over time.

(4) Other Operating Expenses do not include brokerage costs and other transac-tional fees.

(5) Organization costs are deducted from Portfolio assets at the earlier of the close of the initial offering period or six months after the Initial Date of Deposit.

You will pay both an upfront and a deferred sales charge. The upfront sales charge equals the difference between the maximum sales charge of 4.5% of the Public Offering Price and any remaining deferred sales charges. The annual de-ferred sales charges are $0.175 per Unit and are deducted monthly in install-ments of $0.0350 per Unit on the last business day of the month from August 31, 2000 through December 29, 2000 and August 31, 2001 through December 31, 2001.

                                      ---

The maximum per Unit sales charges are reduced as follows:



                                                    First      Second
                                                     Year       Year      Total
                                          Upfront  Deferred   Deferred   Maximum
                                           Sales    Sales      Sales      Sales
           Number of Units(1)            Charge(2)  Charge     Charge    Charge
---------------------------------------- --------- --------   --------   -------
Less than 5,000.........................   1.00%    $0.175     $0.175     4.50%
5,000 to 9,999..........................   0.75%    $0.175     $0.175     4.25%
10,000 to 24,999........................   0.50%    $0.175     $0.175     4.00%
25,000 to 49,999........................   0.25%    $0.175     $0.175     3.75%
50,000 to 99,999........................   0.00%    $0.175     $0.175     3.50%
100,000 or more.........................   0.00%    $0.175(3)  $0.175(3)  2.75%

---------

(1) Sales charge reductions are computed both on a dollar basis and on the basis of the number of Units purchased, using the equivalent of 5,000 Units to $50,000, 10,000 Units to $100,000 etc., and will be applied on that basis which is more favorable to you.

(2) The Upfront Sales Charge is based on the Unit price on the Initial Date of Deposit. The percentage amount of the Upfront Sales Charge will vary as the Unit price varies and after deferred charges begin.

(3) All Units are subject to the same deferred sales charges. When the deferred charges exceed the maximum sales charge, you will be given extra Units at the time of purchase.

The maximum sales charge on reinvested dividends is $0.35 per Unit. The secondary market sales charges for the Portfolio are the same as primary market charges provided above.

As described in "Public Offering Price" in Part B of the Prospectus, certain classes of investors are also entitled to reduced sales charges.

Example

This example may help you compare the cost of investing in the Portfolio to the cost of investing in other funds.

The example assumes that you invest $10,000 in the Portfolio for the periods indicated and then either redeem or do not redeem your Units at the end of those periods. The example also assumes a 5% return on your investment each year and that the Portfolio's operating expenses stay the same. The example does not include brokerage costs and other transactional fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

  1 Year        3 Years          5 Years         10 Years
  -------       --------         ----------      ---------
  $317.32       $748.03          $1,204.23       $2,451.63

While the Portfolio has a term of approximately 24 months, you may be able to invest in future portfolios with reduced sales charges. These future sales charges are included in the amounts provided above.

See "Trust Operating Expenses" in Part B of the Prospectus for additional information regarding expenses.

Dealer Concessions

The Sponsor plans to allow a concession of 2.2% for primary and secondary mar-ket non-break-point purchases of Units to dealer firms in connection with the sale of Units in a given transaction. For primary market purchase, dealers re-ceive an additional concession of $0.12 per Unit for Units held on or after the Second Year Commencement Date, February 6, 2001. For secondary market pur-chases, to receive the additional $0.12 per Unit concession, the Units must be sold prior to the Second Year Commencement Date and held on or after that date.

The concession paid to dealers is reduced or eliminated in connection with Units sold in transactions to investors that receive reduced sales charges based on the number of Units sold or in connection with Units sold in Rollover Purchases, Wrap Account Purchases and to other investors entitled to the sales charge reduction applicable for Wrap Account Purchases, as follows:

                                                        Additional  Approximate
                                                        Concession    Total %
                                                        for Units   Discount per
                                                        held on or    Unit for
                                                          after      Units held
                                                       Second Year  on or after
                                                 %     Commencement Second Year
                                              Discount   Date per   Commencement
             Number of Units(1)               per Unit     Unit       Date(2)
--------------------------------------------- -------- ------------ ------------
Less than 5,000..............................   2.20%     $0.12         3.40%
5,000 to 9,999...............................   2.00       0.12         3.20
10,000 to 24,999.............................   1.75       0.12         2.95
25,000 to 49,999.............................   1.50       0.12         2.70
50,000 to 99,999.............................   1.25       0.12         2.45
100,000 or more..............................   0.50       0.12         1.70
Rollover  Purchases (per Unit)...............  $0.12       0.12         2.40
Wrap Account Purchases.......................   0.00       0.00         0.00

---------
(1) Sales charge reductions are computed both on a dollar basis and on the ba-sis of the number of Units purchased, using the equivalent of 5,000 Units to $50,000, 10,000 Units to $100,000 etc., and will be applied on that basis which is more favorable to the purchaser and may result in a reduction in the concession per Unit.

(2) The Approximate Total Discount percentages are based on the Unit price on the Initial Date of Deposit. The percentage amount will vary as the Unit price varies.

See "Distributions of Units to the Public" in Part B of the Prospectus for ad-ditional information on dealer concession and volume incentives.

                                      ---

--------------------------------------------------------------------------------

Schedule of Investments

(at the Initial Date of Deposit, January 5, 2000)

      Nuveen Networking & Storage Two-Year Sector Portfolio, January 2000

                                                                Percentage
                                                                    of
                                                                Aggregate                  Cost of    Current
 Number of                                               Ticker  Offering  Market Value Securities to Dividend
  Shares   Name of Issuer of Securities(1)               Symbol   Price     per Share   Portfolio(2)  Yield(3)
--------------------------------------------------------------------------------------------------------------
           Computer Data Security                                  3.98%
      26   VeriSign Inc.                                  VRSN     3.98%    $188.3750     $  4,898      N/A
           Computer Software                                       4.03%
      44   Microsoft Corporation                          MSFT     4.03%     112.6250        4,956      N/A
           Computers--Integrated Systems                           8.00%
      32   Brocade Communications Systems, Inc.           BRCD     3.99%     153.5000        4,912      N/A
      29   Redback Networks Inc.                          RBAK     4.01%     170.0000        4,930      N/A
           Computers--Memory Devices                              12.07%
      98   Advanced Digital Information Corporation       ADIC     4.05%      50.8750        4,986      N/A
      46   EMC Corporation                                EMC      4.00%     106.9375        4,919      N/A
      38   Veritas Software Corporation                   VRTS     4.02%     130.3125        4,952      N/A
           Computers--Micro                                       20.13%
     173   Compaq Computer Corporation                    CPQ      4.01%      28.5000        4,931      0.35%
     104   Dell Computer Corporation                      DELL     3.94%      46.6250        4,849      N/A
      46   Hewlett-Packard Company                        HWP      4.06%     108.5625        4,994      0.59%
      45   International Business Machines Corporation    IBM      4.10%     112.0625        5,043      0.43%
      69   Sun Microsystems, Inc.                         SUNW     4.02%      71.7500        4,951      N/A
           Electronic Components--Semiconductor                    7.99%
      60   Intel Corporation                              INTC     4.04%      82.9375        4,976      0.14%
      29   QLogic Corporation                             QLGC     3.95%     167.5625        4,859      N/A
           Enterprise Software/Services                            7.90%
      28   BroadVision, Inc.                              BVSN     3.88%     170.3125        4,769      N/A
      46   Oracle Corporation                             ORCL     4.02%     107.6875        4,954      N/A
           Internet Software                                       4.08%
      57   Exodus Communications, Inc.                    EXDS     4.08%      88.0000        5,016      N/A
           Network Software                                        4.06%
      75   Legato Systems, Inc.                           LGTO     4.06%      66.6875        5,002      N/A
           Networking Products                                    23.70%
     108   3Com Corporation                               COMS     4.04%      46.0000        4,968      N/A
      48   Cisco Systems, Inc.                            CSCO     3.98%     102.0000        4,896      N/A
      15   Foundry Networks, Inc.                         FDRY     3.80%     312.1250        4,682      N/A
      15   Juniper Networks, Inc.                         JNPR     4.01%     328.8750        4,933      N/A
      64   Network Appliance, Inc.                        NTAP     3.86%      74.2500        4,752      N/A
      79   Xircom, Inc.                                   XIRC     4.01%      62.5000        4,938      N/A
           Telecommunication Equipment                             4.06%
      67   Lucent Technologies Inc.                       LU       4.06%      74.5625        4,996      N/A
   -----                                                          ------                  --------
   1,441                                                            100%                  $123,062      N/A
   =====                                                          ======                  ========

---------
See "Notes to Portfolios."

Please note that if this prospectus is used as a preliminary prospectus for fu-ture Nuveen Defined Portfolios, the portfolio will contain different stocks from those described above.

                                      ---

Nuveen Networking & Storage Five-Year Sector Portfolio, January 2000

Risk/Return Summary

Investment Objective

The Portfolio seeks to provide capital appreciation.

Investment Strategy

The Portfolio consists of the common stocks of networking and storage compa-nies. These companies are involved in network infrastructure, software and electronic data storage and potentially stand to benefit from increased re-quirements for data transmission and management. The Portfolio is diversified across the networking and data storage sector including data storage, networking software and equipment and computer memory devices.

The Sponsor intends to create future portfolios that will invest in stocks in this sector. If these future portfolios are available, you may be able to re-invest into one of the portfolios at a reduced sales charge.

The stocks are expected to remain in the Portfolio until termination.

Security Selection

To create the Portfolio, the Sponsor follows these steps:

 . identifies the various subsectors that comprise the networking and storage sector;

 . analyzes which subsectors may benefit from the predicted growth of networking and storage companies; and

 . selects the most attractive companies within each subsector by examining:

  --products and/or services offered by the companies;

  --the competitive environment;

  --research and development capabilities;

  --management expertise;

  --strategic alliances;

  --financing; and

  --a fundamental and technical equity valuation assessment.

As of the Initial Date of Deposit, the stocks in the Portfolio are approxi-mately equally dollar weighted.

Sector Description

The Sponsor believes that the growth of the networking industry is leading to an increase in investment potential. To meet the demand for faster and more efficient networking, several pioneering companies are focused on developing next-generation, high-speed network infrastructure (both hardware and soft-ware). Additionally, new technology requires data storage systems to store programs that run the Internet and corporate intranets. Several developments have combined to fuel growth in this sector.

Communication Equipment Trends

Demand for increased capacity to transmit information (bandwidth) and networking speed has been driven by unprecedented Internet growth, the in-creased use of the Internet to send data and multimedia information and a movement to distributed networks. Communication equipment firms are responding by expanding into new technologies.

Growing Data Retrieval Demand

Companies continue to rapidly accumulate vast amounts of data, ranging from customer databases to product inventories. Quick and efficient data mining has become essential for corporate success.

e-Business Expansion

The business community continues to gravitate toward an Internet-based market-place, presenting growth opportunities for cutting-edge companies developing new infrastructure.

Please be aware that industry predictions may not materialize, and that the companies selected for the Portfolio do not represent the entire industry and may not participate in the expected overall industry growth.

Primary Risks

You can lose money by investing in the Portfolio. In addition, the Portfolio may not perform as well as you hope. These things can happen for various rea-sons, including:

 . Stock prices can be volatile.

 . Share prices or dividend rates on the stocks may decline during the life of the Portfolio.

                                      ---

 . The Portfolio is not actively managed and may continue to purchase or hold a stock included in the Portfolio even though the stock's outlook or its mar-ket value or yield may have changed.

 . The Portfolio is concentrated in the networking and data storage industry.
  Adverse developments in this industry may affect the value of your Units. Companies involved in this industry must contend with rapid changes in tech-nology, intense worldwide competition, government regulation and the rapid obsolescence of products and services.

 . The Portfolio may contain small capitalization companies that have recently begun operations. Small cap companies present risks beyond those of large cap companies.

Investor Suitability

The Portfolio may be suitable for you if:

 . You are seeking to own networking and storage stocks in one convenient pack-age;

 . You want capital appreciation potential;

 . The Portfolio represents only a portion of your overall investment portfo-lio; and

 . The Portfolio is part of a longer term investment strategy.

The Portfolio is not appropriate for you if:

 . You are unwilling to take the risks involved with owning a concentrated eq-uity investment; or

 . You are seeking preservation of capital or high current income.

Fees and Expenses

This table shows the fees and expenses you may pay, directly or indirectly, when you invest in the Portfolio.

                                                       Percent of    Amount per
                                                     Public Offering   $1,000
                                                          Price      Invested(1)
                                                     --------------- -----------
Sales Charge
Initial Sales Charge(2).............................      1.00%        $10.00
Deferred Sales Charge(3)............................      3.50%        $35.00
                                                          -----        ------
Total Maximum Sales
 Charge.............................................      4.50%        $45.00

Estimated Annual Operating Expenses

                                                                   Approximate %
                                                   Amount per Unit   of Public
                                                    (based on $10    Offering
                                                        Unit)        Price(1)
                                                   --------------- -------------
Trustee's Fee.....................................    $0.00950         0.095%
Sponsor's Supervisory Fee.........................    $0.00350         0.035%
Bookkeeping and Administrative Fees...............    $0.00250         0.025%
Evaluator's Fee...................................    $0.00300         0.030%
Other Operating Expenses(4).......................    $0.00175        0.0175%
                                                      --------        -------
Total.............................................    $0.02025        0.2025%
Maximum Organization Costs(5).....................    $ 0.0225         0.225%

---------

(1) Based on 100 Units with a $10 per Unit Public Offering Price as of the Initial Date of Deposit.

(2) As provided below, the initial sales charge equals the difference between the maximum sales charge of 4.5% and any remaining deferred sales charges. Accordingly, the percentage amount of the initial sales charge will vary over time.

(3) The deferred sales charge is a fixed dollar amount of $0.35 per Unit. The percentage provided is based on a $10 Unit as of the Initial Date of De-posit and will vary over time.

(4) Other Operating Expenses do not include brokerage costs and other transac-tional fees.

(5) Organization costs are deducted from Portfolio assets at the earlier of the close of the initial offering period or six months after the Initial Date of Deposit.

You will pay both an upfront and a deferred sales charge. The upfront sales charge equals the difference between the maximum sales charge of 4.5% of the Public Offering Price and any remaining deferred sales charges. The deferred sales charges are $0.35 per Unit and are deducted monthly in installments of $0.07 per Unit on the last business day of the month from August 31, 2000 through December 29, 2000.

                                      ---

The maximum per Unit sales charges are reduced as follows:

                                                                           Total
                                                      Upfront  Deferred   Maximum
                                                       Sales    Sales      Sales
Number of Units(1)                                   Charge(2)  Charge    Charge
---------------------------------------------------- --------- --------   -------
Less than 5,000.....................................   1.00%    $0.35      4.50%
5,000 to 9,999......................................   0.75%    $0.35      4.25%
10,000 to 24,999....................................   0.50%    $0.35      4.00%
25,000 to 49,999....................................   0.00%    $0.35      3.50%
50,000 to 99,999....................................   0.00%    $0.35(3)   2.50%
100,000 or more.....................................   0.00%    $0.35(3)   1.50%

---------
(1) Sales charge reductions are computed both on a dollar basis and on the ba-sis of the number of Units purchased, using the equivalent of 5,000 Units to $50,000, 10,000 Units to $100,000, etc., and will be applied on that basis which is more favorable to you.

(2) The Upfront Sales Charge is based on the Unit price on the Initial Date of Deposit. The percentage amount of the Upfront Sales Charge will vary as the Unit price varies and after deferred charges begin.

(3) All Units are subject to the same deferred sales charges. When the de-ferred charges exceed the maximum sales charge, you will be given extra Units at the time of purchase.

The maximum sales charge on reinvested dividends is $0.35 per Unit.

As described in "Public Offering Price" in Part B of the Prospectus, certain classes of investors are also entitled to reduced sales charges. See "Public Offering Price" in Part B of the Prospectus for secondary market sales charges.

Example

This example may help you compare the cost of investing in the Portfolio to the cost of investing in other funds.

The example assumes that you invest $10,000 in the Portfolio for the periods indicated and then either redeem or do not redeem your Units at the end of those periods. The example also assumes a 5% return on your investment each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 Year                       3 Years                   Life of Portfolio
   -------                      -------                   -----------------
   $488.82                      $530.32                   $          575.89

See "Trust Operating Expenses" in Part B of the Prospectus for additional in-formation regarding expenses.

Dealer Concessions

The Sponsor plans to allow a concession of 3.50% for non-breakpoint purchases of Units to dealer firms in connection with the sale of Units in a given transaction.

The concession paid to dealers is reduced or eliminated in connection with Units sold in transactions to investors that receive reduced sales charges based on the number of Units sold or in connection with Units sold in Rollover Purchases, Wrap Account Purchases and to other investors entitled to the sales charge reduction applicable for Wrap Account Purchases, as follows:

                                                                          %
                                                                      Concession
Number of Units*                                                       per Unit
----------------                                                      ----------
Less than 5,000......................................................    3.50%
5,000 to 9,999.......................................................    3.25
10,000 to 24,999.....................................................    3.00
25,000 to 49,999.....................................................    2.50
50,000 to 99,999.....................................................    1.50
100,000 or more......................................................    0.75
Rollover Purchases (per Unit)........................................   $0.25
Wrap Account Purchases...............................................    0.00

*Sales charge reductions are computed both on a dollar basis and on the basis of the number of Units purchased, using the equivalent of 5,000 Units to $50,000, 10,000 Units to $100,000 etc., and will be applied on that basis which is more favorable to the purchaser and may result in a reduction in the concession per Unit.

See "Distributions of Units to the Public" in Part B of the Prospectus for ad-ditional information on dealer concessions, volume incentives and secondary market concessions.

                                      ---

--------------------------------------------------------------------------------

Schedule of Investments

(at the Initial Date of Deposit, January 5, 2000)

      Nuveen Networking & Storage Five-Year Sector Portfolio, January 2000

                                                                Percentage
                                                                    of
                                                                Aggregate                  Cost of    Current
 Number of                                               Ticker  Offering  Market Value Securities to Dividend
  Shares   Name of Issuer of Securities(1)               Symbol   Price     per Share   Portfolio(2)  Yield(3)
--------------------------------------------------------------------------------------------------------------
           Computer Data Security                                  3.98%
      26   VeriSign Inc.                                  VRSN     3.98%    $188.3750     $  4,898      N/A
           Computer Software                                       4.03%
      44   Microsoft Corporation                          MSFT     4.03%     112.6250        4,956      N/A
           Computers--Integrated Systems                           8.00%
      32   Brocade Communications Systems, Inc.           BRCD     3.99%     153.5000        4,912      N/A
      29   Redback Networks Inc.                          RBAK     4.01%     170.0000        4,930      N/A
           Computers--Memory Devices                              12.07%
      98   Advanced Digital Information Corporation       ADIC     4.05%      50.8750        4,986      N/A
      46   EMC Corporation                                EMC      4.00%     106.9375        4,919      N/A
      38   Veritas Software Corporation                   VRTS     4.02%     130.3125        4,952      N/A
           Computers--Micro                                       20.13%
     173   Compaq Computer Corporation                    CPQ      4.01%      28.5000        4,931      0.35%
     104   Dell Computer Corporation                      DELL     3.94%      46.6250        4,849      N/A
      46   Hewlett-Packard Company                        HWP      4.06%     108.5625        4,994      0.59%
      45   International Business Machines Corporation    IBM      4.10%     112.0625        5,043      0.43%
      69   Sun Microsystems, Inc.                         SUNW     4.02%      71.7500        4,951      N/A
           Electronic Components--Semiconductor                    7.99%
      60   Intel Corporation                              INTC     4.04%      82.9375        4,976      0.14%
      29   QLogic Corporation                             QLGC      3.95%    167.5625        4,859      N/A
           Enterprise Software/Services                            7.90%
      28   BroadVision, Inc.                              BVSN     3.88%     170.3125        4,769      N/A
      46   Oracle Corporation                             ORCL     4.02%     107.6875        4,954      N/A
           Internet Software                                       4.08%
      57   Exodus Communications, Inc.                    EXDS     4.08%      88.0000        5,016      N/A
           Network Software                                        4.06%
      75   Legato Systems, Inc.                           LGTO     4.06%      66.6875        5,002      N/A
           Networking Products                                    23.70%
     108   3Com Corporation                               COMS     4.04%      46.0000        4,968      N/A
      48   Cisco Systems, Inc.                            CSCO     3.98%     102.0000        4,896      N/A
      15   Foundry Networks, Inc.                         FDRY     3.80%     312.1250        4,682      N/A
      15   Juniper Networks, Inc.                         JNPR     4.01%     328.8750        4,933      N/A
      64   Network Appliance, Inc.                        NTAP     3.86%      74.2500        4,752      N/A
      79   Xircom, Inc.                                   XIRC     4.01%      62.5000        4,938      N/A
           Telecommunication Equipment                             4.06%
      67   Lucent Technologies Inc.                       LU       4.06%      74.5625        4,996      N/A
   -----                                                          ------                  --------
   1,441                                                            100%                  $123,062      N/A
   =====                                                          ======                  ========

---------
See "Notes to Portfolios."

Please note that if this prospectus is used as a preliminary prospectus for fu-ture Nuveen Defined Portfolios, the portfolio will contain different stocks from those described above.

                                      ---

Networking & Storage
Securities Descriptions

The stocks of the following companies are included in the Portfolios:

Advanced Digital Information Corporation (ADIC)

Advanced Digital Information Corporation provides automated tape libraries, standalone storage devices, software, and technical services. The Company inte-grates proprietary electro-mechanical robotics, library management software, electronics software, and firmware.

BroadVision, Inc. (BVSN)

BroadVision, Inc. develops and markets software that enables companies to de-sign their own Web sites to maximize online marketing and sales potential. The Company's "One-to-One" system is used by the financial services, retail distri-bution, high technology, telecommunications, and travel industries.

Brocade Communications Systems, Inc. (BRCD)

Brocade Communications Systems, Inc. provides switching solutions for storage area networks (SAN). The Company's family of "SilkWorm" switches enables a com-pany to manage growth of its data storage requirements.

3Com Corporation (COMS)

3Com Corporation offers networking solutions that include switches, hubs, re-mote access system, routers, network management software, network interface cards, and modems. The Company's Palm Computing unit makes the PalmPilot elec-tronic organizer.

Cisco Systems, Inc. (CSCO)

Cisco Systems, Inc. supplies data networking products to the corporate enter-prise and public wide area service provider markets. The Company offers a vari-ety of products including routers, LAN and ATM switches, dial-up access servers and network management software.

Compaq Computer Corporation (CPQ)

Compaq Computer Corporation designs, develops, manufactures, and markets a range of computing products, including desktop and portable computers and tower PC servers. The Company markets its products to business, home, government, and education customers.

Dell Computer Corporation (DELL)

Dell Computer Corporation designs, develops, manufactures, markets, services, and supports a variety of computer systems, including desktops, notebooks and network services. The Company also markets compatible peripherals and software from other manufacturers.

EMC Corporation (EMC)

EMC Corporation provides a wide range of storage-related hardware and software for a variety of domestic and international markets. The Company's products work both with larger mainframes and with UNIX and Windows NT systems.

Exodus Communications, Inc. (EXDS)

Exodus Communications, Inc. offers systems that allow companies to outsource the management of its Internet sites. The Company operates Internet Data Cen-ters in six metropolitan areas, as well as a server hosting facility in En-gland.

Foundry Networks, Inc. (FDRY)

Foundry Networks, Inc. designs, develops, manufactures and markets a suite of high performance Gigabit Ethernet networking products for enterprises and Internet service providers. Products provide solutions for local, metropolitan, and wide are networks.

Hewlett-Packard Company (HWP)

Hewlett-Packard Company designs, manufactures, and services products and sys-tems for computation and communications. The Company sells its products, in-cluding DeskJet printers and HP calculators, around the world.

Intel Corporation (INTC)

Intel Corporation is a worldwide manufacturer and marketer of integrated cir-cuits and other computer components. The Company's major products include mi-croprocessors (notably the Pentium series), microcontrollers, network and com-munications products, and digital imaging products.

International Business Machines Corporation (IBM)

International Business Machines Corporation is the world's leading supplier of computer hardware, including personal computers, mainframes, network servers, and peripherals. The Company is also a major software manufacturer.

Juniper Networks, Inc. (JNPR)

Juniper Networks, Inc. is a leading provider of Internet infrastructure solu-tions. Revenues currently derive from one product, the M40, an Internet back-bone router that is designed for service provider networks. The Company's rout-ers are designed to accommodate the size and scope of the Internet.

Legato Systems, Inc. (LGTO)

Legato Systems, Inc. develops, markets, and supports network storage management software products that back up and protect data across corporate computer net-works. The Company's solutions are designed to support a wide range of systems run on DOS, NetWare, NT OS/2, UNIX, and Windows.

Lucent Technologies Inc. (LU)

Lucent Technologies Inc. designs, develops, and manufactures telecommunications systems, software, and related products that are sold worldwide. The Company is a top maker of digital signal processors and telecommunication power systems.

Microsoft Corporation (MSFT)

Microsoft Corporation is a leading manufacturer of computer software, most no-tably the Windows and Office line of products and systems. The Company offers operating systems, server applications, business and consumer productivity ap-plications, and Internet software and technologies.

                                      ---

Network Appliance, Inc. (NTAP)

Network Appliance, Inc. provides network storage and data access solutions. The Company's network file servers and Web caching solutions deliver fast access to network-stored data. The Company sells products worldwide.

Oracle Corporation (ORCL)

Oracle Corporation is a leading developer of database management systems soft-ware (DBMS), which allows simultaneous access to data by multiple users. The Company offers its database software and other products and support services around the world.

QLogic Corporation (QLGC)

QLogic Corporation designs and supplies semiconductor and board-level input/output and enclosure management products. The Company's products provide interface between computer systems and their attached data storage preipherals, such as hard disk and tape drives, and subsystems.

Redback Networks Inc. (RBAK)

Redback Networks Inc. provides advanced networking solutions. The Company's products enable carriers, cable multiple system operators, and service provid-ers to rapidly deploy high-speed broadband access to the Internet and corporate networks.

Sun Microsystems, Inc. (SUNW)

Sun Microsystems, Inc. supplies enterprise network computing products world-wide, including workstations, servers, storage devices, and the UNIX operating system. The Company's products are used for commercial and technical applica-tions in various industries.

VeriSign Inc. (VRSN)

VeriSign Inc. sells digital IDs that help companies offer protection for such activities as e-mail, home banking, and credit card purchases. Products are marketed to large firms and government agencies, as well as major credit card companies. The Company's products are marketed worldwide.

Veritas Software Corporation (VRTS)

Veritas Software Corporation designs, develops, and markets enterprise storage management software that guards against the loss of data after crashes and er-rors, speeds its recovery after failures, and tracks its location in a global corporate computer network. Products are marketed around the world

Xircom, Inc. (XIRC)

Xircom, Inc. is a global provider of mobile networking and information access solutions for mobile professionals. The Company's products allow users of por-table computers to link to corporate networks and the Internet from remote lo-cations.

Nuveen has obtained these company descriptions from sources it deems reliable. However, Nuveen has not independently verified the accuracy or completeness of the information provided.

                                      ---

Nuveen Software Weblications Two-Year Sector Portfolio, January 2000

Risk/Return Summary

Investment Objective

The Portfolio seeks to provide capital appreciation.

Investment Strategy

The Portfolio consists of the common stocks of software companies whose busi-ness is likely to be impacted by the development of the Internet and the pro-liferation of personal computers. Weblications refer to the increasing inte-gration of software applications and the World Wide Web. The Portfolio is di-versified across the software industry including computer, business systems and application software.

The Sponsor intends to create future portfolios that will invest in stocks in this sector. If these future portfolios are available, you may be able to re-invest into one of the portfolios at a reduced sales charge.

The stocks are expected to remain in the Portfolio until termination.

Security Selection

To create the Portfolio, the Sponsor follows these steps:

 . identifies the various subsectors that comprise the sector;

 . analyzes which subsectors may benefit from the predicted growth of software companies with a Web presence; and

 . selects the most attractive companies within each subsector by examining:

 --products and/or services offered by the companies;

 --the competitive environment;

 --research and development capabilities;

 --management expertise;

 --strategic alliances;

 --finances; and

 --a fundamental and technical equity valuation assessment.

As of the Initial Date of Deposit, the stocks in the Portfolio are approxi-mately equally dollar weighted.

Sector Description

The computer software industry is in the midst of remarkable changes. No longer driven by floppy disks and mainframes, the software trends that are emerging focus on "netsourcing" and "weblications."

Predictions are that online software sales will rise to $32.9 billion by 2003. (International Data Corp., July 1999). With the boom in on-line commerce, many firms are looking to the Internet as a low-cost, high-impact channel. Software companies are no exception.

Weblications refer to the increasing integration of software applications and the World Wide Web. Netsourcing involves outsourcing key services over the Internet. The Sponsor believes that many businesses will no longer build their own software systems, but will contract out to companies on a pay-per-use ba-sis.

With the enormous increase in personal computers, software companies are fac-ing greater demands for specialization of software products. As wireless com-munications capabilities expand, the Sponsor believes that software companies will be forced to respond to increasing demands from the consumer sector.

Please be aware that industry predictions may not materialize, and that the companies selected for the Portfolio do not represent the entire industry and may not participate in the expected overall industry growth.

Primary Risks

You can lose money by investing in the Portfolio. In addition, the Portfolio may not perform as well as you hope. These things can happen for various rea-sons, including:

 . Stock prices can be volatile.

 . Share prices or dividend rates on the stocks may decline during the life of the Portfolio.

 . The Portfolio is not actively managed and may continue to purchase or hold a stock included in the Portfolio even though the stock's outlook or its mar-ket value or yield may have changed.

 . The Portfolio is concentrated in the software industry. Adverse developments in this indus -

                                      ---
  try may affect the value of your Units. Companies involved in this industry must contend with rapid changes in technology, intense competition, govern-ment regulation and the rapid obsolescence of products and services.

 . The Portfolio may contain small capitalization companies that have recently begun operations. Small cap companies present risks beyond those of large cap companies.

Investor Suitability

The Portfolio may be suitable for you if:

 . You are seeking to own software stocks in one convenient package;

 . You want capital appreciation potential;

 . The Portfolio represents only a portion of your overall investment portfo-lio; and

 . The Portfolio is part of a longer term investment strategy, that includes the investment in subsequent portfolios, if available.

The Portfolio is not appropriate for you if:

 . You are unwilling to take the risks involved with owning a concentrated eq-uity investment; or

 . You are seeking preservation of capital or high current income.


Fees and Expenses

This table shows the fees and expenses you may pay, directly or indirectly, when you invest in the Portfolio.

                                                            Percent
                                                               of
                                                             Public  Amount per
                                                            Offering   $1,000
                                                             Price   Invested(1)
                                                            -------- -----------
Sales Charge
Initial Sales Charge (2)...................................  1.00%     $10.00
1st Year Deferred Sales Charge(3)..........................  1.75%     $17.50
2nd Year Deferred Sales Charge(3)..........................  1.75%     $17.50
                                                             -----     ------
Total Maximum Sales Charge.................................  4.50%     $45.00

Estimated Annual Operating Expenses

                                                                     Approximate
                                                                         % of
                                                     Amount per Unit   Public
                                                     (based on a $10  Offering
                                                          Unit)       Price(1)
                                                     --------------- -----------
Trustee's Fee.......................................    $0.00950        0.095%
Sponsor's Supervisory Fee...........................    $0.00350        0.035%
Bookkeeping and Administrative Fees.................    $0.00250        0.025%
Evaluator's Fee.....................................    $0.00300        0.030%
Other Operating Expenses(4).........................    $0.00175       0.0175%
                                                        --------       ------
Total...............................................    $0.02025       0.2025%
Maximum Organization Costs(5).......................    $ 0.0225        0.225%

---------
(1) Based on 100 Units with a $10 per Unit Public Offering Price as of the Initial Date of Deposit.
(2) As provided below, the initial sales charge equals the difference between the maximum sales charge of 4.5% and any remaining deferred sales charges. Accordingly, the percentage amount of the initial sales charge will vary over time.

(3) The annual deferred sales charge is a fixed dollar amount of $0.175 per Unit. The percentage provided is based on a $10 Unit as of the Initial Date of Deposit and will vary over time.

(4) Other Operating Expenses do not include brokerage costs and other transac-tional fees.

(5) Organization costs are deducted from Portfolio assets at the earlier of the close of the initial offering period or six months after the Initial Date of Deposit.

You will pay both an upfront and a deferred sales charge. The upfront sales charge equals the difference between the maximum sales charge of 4.5% of the Public Offering Price and any remaining deferred sales charges. The annual de-ferred sales charges are $0.175 per Unit and are deducted monthly in install-ments of $0.0350 per Unit on the last business day of the month from August 31, 2000 through December 29, 2000 and August 31, 2001 through December 31, 2001.

                                      ---

The maximum per Unit sales charges are reduced as follows:

                                                    First      Second
                                                     Year       Year      Total
                                          Upfront  Deferred   Deferred   Maximum
                                           Sales    Sales      Sales      Sales
           Number of Units(1)            Charge(2)  Charge     Charge    Charge
---------------------------------------- --------- --------   --------   -------
Less than 5,000.........................   1.00%    $0.175     $0.175     4.50%
5,000 to 9,999..........................   0.75%    $0.175     $0.175     4.25%
10,000 to 24,999........................   0.50%    $0.175     $0.175     4.00%
25,000 to 49,999........................   0.25%    $0.175     $0.175     3.75%
50,000 to 99,999........................   0.00%    $0.175     $0.175     3.50%
100,000 or more.........................   0.00%    $0.175(3)  $0.175(3)  2.75%

---------
(1) Sales charge reductions are computed both on a dollar basis and on the ba-sis of the number of Units purchased, using the equivalent of 5,000 Units to $50,000, 10,000 Units to $100,000 etc., and will be applied on that basis which is more favorable to you.

(2) The Upfront Sales Charge is based on the Unit price on the Initial Date of Deposit. The percentage amount of the Upfront Sales Charge will vary as the Unit price varies and after deferred charges begin.

(3) All Units are subject to the same deferred sales charges. When the de-ferred charges exceed the maximum sales charge, you will be given extra Units at the time of purchase.

The maximum sales charge on reinvested dividends is $0.35 per Unit. The sec-ondary market sales charges for the Portfolio are the same as primary market charges provided above.

As described in "Public Offering Price" in Part B of the Prospectus, certain classes of investors are also entitled to reduced sales charges.

Example

This example may help you compare the cost of investing in the Portfolio to the cost of investing in other funds.

The example assumes that you invest $10,000 in the Portfolio for the periods indicated and then either redeem or do not redeem your Units at the end of those periods. The example also assumes a 5% return on your investment each year and that the Portfolio's operating expenses stay the same. The example does not include brokerage costs and other transactional fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

  1 Year              3 Years                          5 Years                          10 Years
  -------             --------                        ----------                        ---------
  $317.32              $748.03                         $1,204.23                        $2,451.63

While the Portfolio has a term of approximately 24 months, you may be able to invest in future portfolios with reduced sales charges. These future sales charges are included in the amounts provided above.

See "Trust Operating Expenses" in Part B of the Prospectus for additional in-formation regarding expenses.

Dealer Concessions

The Sponsor plans to allow a concession of 2.2% for primary and secondary mar-ket non-break-point purchases of Units to dealer firms in connection with the sale of Units in a given transaction. For primary market purchase, dealers re-ceive an additional concession of $0.12 per Unit for Units held on or after the Second Year Commencement Date, February 6, 2001. For secondary market pur-chases, to receive the additional $0.12 per Unit concession, the Units must be sold prior to the Second Year Commencement Date and held on or after that date.

The concession paid to dealers is reduced or eliminated in connection with Units sold in transactions to investors that receive reduced sales charges based on the number of Units sold or in connection with Units sold in Rollover Purchases, Wrap Account Purchases and to other investors entitled to the sales charge reduction applicable for Wrap Account Purchases, as follows:

                                                        Additional  Approximate
                                                        Concession    Total %
                                                        for Units   Discount per
                                                        held on or    Unit for
                                                       after Second  Units held
                                                           Year     on or after
                                                 %     Commencement Second Year
                  Number of                   Discount   Date per   Commencement
                  Units(1)                    per Unit     Unit       Date(2)
--------------------------------------------- -------- ------------ ------------
Less than 5,000..............................   2.20%     $0.12         3.40%
5,000 to 9,999...............................   2.00       0.12         3.20
10,000 to 24,999.............................   1.75       0.12         2.95
25,000 to 49,999.............................   1.50       0.12         2.70
50,000 to 99,999.............................   1.25       0.12         2.45
100,000 or more..............................   0.50       0.12         1.70
Rollover Purchases (per Unit)................  $0.12       0.12         2.40
Wrap Account Purchases.......................   0.00       0.00         0.00

---------
(1) Sales charge reductions are computed both on a dollar basis and on the ba-sis of the number of Units purchased, using the equivalent of 5,000 Units to $50,000, 10,000 Units to $100,000 etc., and will be applied on that basis which is more favorable to the purchaser and may result in a reduction in the concession per Unit.
(2) The Approximate Total Discount percentages are based on the Unit price on the Initial Date of Deposit. The percentage amount will vary as the Unit price varies.

See "Distributions of Units to the Public" in Part B of the Prospectus for ad-ditional information on dealer concession and volume incentives.

                                      ---

--------------------------------------------------------------------------------

Schedule of Investments

(at the Initial Date of Deposit, January 5, 2000)

      Nuveen Software Weblications Two-Year Sector Portfolio, January 2000

                                                            Percentage
                                                                of
                                                            Aggregate                  Cost of    Current
 Number of                                           Ticker  Offering  Market Value Securities to Dividend
  Shares   Name of Issuer of Securities(1)           Symbol   Price     per Share   Portfolio(2)  Yield(3)
----------------------------------------------------------------------------------------------------------
           Applications Software                              20.11%
      40   Citrix Systems, Inc.                       CTXS     3.94%    $121.8125     $  4,873      N/A
      83   Intuit Inc.                                INTU     4.08%      60.8750        5,053      N/A
     166   J.D. Edwards & Company                     JDEC     4.00%      29.7500        4,939      N/A
     105   Rational Software Corporation              RATL     4.08%      48.0000        5,040      N/A
     117   Sanchez Computer Associates, Inc.          SCAI     4.01%      42.3750        4,958      N/A
           Computer Data Security                              8.05%
      81   Electronic Data Systems Corporation        EDS      4.09%      62.3750        5,052      0.96%
      26   VeriSign Inc.                              VRSN     3.96%     188.3750        4,898      N/A
           Computer Software                                  31.91%
      83   Adobe Systems Incorporated                 ADBE     4.03%      60.0625        4,985      0.17%
      73   Computer Associates International, Inc.    CA       4.03%      68.2500        4,982      0.12%
      63   Macromedia, Inc.                           MACR     3.86%      75.7500        4,772      N/A
      52   Mercury Interactive Corporation            MERQ     4.08%      97.0000        5,044      N/A
      31   Micromuse Inc.                             MUSE     3.81%     152.0000        4,712      N/A
      44   Microsoft Corporation                      MSFT     4.01%     112.6250        4,956      N/A
      50   Puma Technology, Inc.                      PUMA     4.09%     101.1250        5,056      N/A
      23   Red Hat, Inc.                              RHAT     4.00%     215.0000        4,945      N/A
           Data Processing/Management                          4.00%
     104   First Data Corporation                     FDC      4.00%      47.5000        4,940      0.17%
           Enterprise Software/Services                       19.80%
      70   BEA Systems, Inc.                          BEAS     3.98%      70.3125        4,922      N/A
      63   BMC Software, Inc.                         BMCS     3.92%      77.0000        4,851      N/A
     140   Compuware Corporation                      CPWR     3.96%      35.0000        4,900      N/A
      28   i2 Technologies, Inc.                      ITWO     3.93%     173.5000        4,858      N/A
      46   Oracle Corporation                         ORCL     4.01%     107.6875        4,954      N/A
           Internet Content                                   12.08%
      56   Inktomi Corporation                        INKT     3.98%      87.8125        4,918      N/A
      68   S1 Corporation                             SONE     4.11%      74.8750        5,092      N/A
      88   Verio, Inc.                                VRIO     3.99%      56.0000        4,928      N/A
           Network Software                                    4.05%
      75   Legato Systems, Inc.                       LGTO     4.05%      66.6875        5,002      N/A
   -----                                                      ------                  --------
   1,775                                                        100%                  $123,630      N/A
   =====                                                      ======                  ========

See "Notes to Portfolios."

Please note that if this prospectus is used as a preliminary prospectus for fu-ture Nuveen Defined Portfolios, the portfolio will contain different stocks from those described above.

                                      ---

Nuveen Software Weblications Five-Year Sector Portfolio, January 2000

Risk/Return Summary

Investment Objective

The Portfolio seeks to provide capital appreciation.

Investment Strategy

The Portfolio consists of the common stocks of software companies whose busi-ness is likely to be impacted by the development of the Internet and the pro-liferation of personal computers. Weblications refer to the increasing inte-gration of software applications and the World Wide Web. The Portfolio is di-versified across the software industry including computer, business systems and application software.

The Sponsor intends to create future portfolios that will invest in stocks in this sector. If these future portfolios are available, you may be able to re-invest into one of the portfolios at a reduced sales charge.

The stocks are expected to remain in the Portfolio until termination.

Security Selection

To create the Portfolio, the Sponsor follows these steps:

 . identifies the various subsectors that comprise the sector;

 . analyzes which subsectors may benefit from the predicted growth of software companies with a Web presence; and

 . selects the most attractive companies within each subsector by examining:

 --products and/or services offered by the companies;

 --the competitive environment;

 --research and development capabilities;

 --management expertise;

 --strategic alliances;

 --financing; and

 --a fundamental and technical equity valuation assessment.

As of the Initial Date of Deposit, the stocks in the Portfolio are approxi-mately equally dollar weighted.

Sector Description

The computer software industry is in the midst of remarkable changes. No longer driven by floppy disks and mainframes, the software trends that are emerging focus on "netsourcing" and "weblications."

Predictions are that online software sales will rise to $32.9 billion by 2003. (International Data Corp., July 1999). With the boom in on-line commerce, many firms are looking to the Internet as a low-cost, high impact channel. Software companies are no exception.

Weblications refer to the increasing integration of software applications and the World Wide Web. Netsourcing involves outsourcing key services over the Internet. The Sponsor believes that many businesses will no longer build their own software systems, but will contract out to companies on a pay-per-use ba-sis.

With the enormous increase in personal computers, software companies are fac-ing greater demands for specialization of software products. As wireless com-munications capabilities expand, the Sponsor believes that software companies will be forced to respond to increasing demands from the consumer sector.

Please be aware that industry predictions may not materialize, and that the companies selected for the Portfolio do not represent the entire industry and may not participate in the expected overall industry growth.

Primary Risks

You can lose money by investing in the Portfolio. In addition, the Portfolio may not perform as well as you hope. These things can happen for various rea-sons, including:

 . Stock prices can be volatile.

 . Share prices or dividend rates on the stocks may decline during the life of the Portfolio.

 . The Portfolio is not actively managed and may continue to purchase or hold a stock included in the Portfolio even though the stock's outlook or its mar-ket value or yield may have changed.


                                      ---

 . The Portfolio is concentrated in the software industry. Adverse developments in this industry may affect the value of your Units. Companies involved in this industry must contend with rapid changes in technology, intense compe-tition, government regulation and the rapid obsolescence of products and services.

 . The Portfolio may contain small capitalization companies that have recently begun operations. Small cap companies present risks beyond those of large cap companies.

Investor Suitability

The Portfolio may be suitable for you if:

 . You are seeking to own software stocks in one convenient package;

 . You want capital appreciation potential;

 . The Portfolio represents only a portion of your overall investment portfo-lio; and

 . The Portfolio is part of a longer term investment strategy.

The Portfolio is not appropriate for you if:

 . You are unwilling to take the risks involved with owning a concentrated eq-uity investment; or

 . You are seeking preservation of capital or high current income.

Fees and Expenses

This table shows the fees and expenses you may pay, directly or indirectly, when you invest in the Portfolio.

                                                       Percent of    Amount per
                                                     Public Offering   $1,000
                                                          Price      Invested(1)
                                                     --------------- -----------
Sales Charge
Initial Sales Charge (2)............................      1.00%        $10.00
Deferred Sales Charge(3)............................      3.50%        $35.00
                                                          -----        ------
Total Maximum Sales
 Charge.............................................      4.50%        $45.00

Estimated Annual Operating Expenses

                                                                   Approximate %
                                                   Amount per Unit   of Public
                                                    (based on $10    Offering
                                                        Unit)        Price(1)
                                                   --------------- -------------
Trustee's Fee.....................................    $0.00950         0.095%
Sponsor's Supervisory Fee.........................    $0.00350         0.035%
Bookkeeping and Administrative Fees...............    $0.00250         0.025%
Evaluator's Fee...................................    $0.00300         0.030%
Other Operating Expenses(4).......................    $0.00175        0.0175%
                                                      --------        ------
Total.............................................    $0.02025        0.2025%
Maximum Organization Costs(5).....................    $ 0.0225         0.225%

---------

(1) Based on 100 Units with a $10 per Unit Public Offering Price as of the Initial Date of Deposit.

(2) As provided below, the initial sales charge equals the difference between the maximum sales charge of 4.5% and any remaining deferred sales charges. Accordingly, the percentage amount of the initial sales charge will vary over time.

(3) The deferred sales charge is a fixed dollar amount of $0.35 per Unit. The percentage provided is based on a $10 Unit as of the Initial Date of De-posit and will vary over time.

(4) Other Operating Expenses do not include brokerage costs and other transac-tional fees.

(5) Organization costs are deducted from Portfolio assets at the earlier of the close of the initial offering period or six months after the Initial Date of Deposit.

You will pay both an upfront and a deferred sales charge. The upfront sales charge equals the difference between the maximum sales charge of 4.5% of the Public Offering Price and any remaining deferred sales charges. The deferred sales charges are $0.35 per Unit and are deducted monthly in installments of $0.07 per Unit on the last business day of the month from August 31, 2000 through December 29, 2000.

                                      ---

The maximum per Unit sales charges are reduced as follows:

                                                                         Total
                                                      Upfront   Deferred Maximum
                                                      Sales     Sales    Sales
Number of Units(1)                                    Charge(2) Charge   Charge
----------------------------------------------------- --------- -------- -------
Less than 5,000...................................... 1.00%     $0.35    4.50%
5,000 to 9,999....................................... 0.75%     $0.35    4.25%
10,000 to 24,999..................................... 0.50%     $0.35    4.00%
25,000 to 49,999..................................... 0.00%     $0.35    3.50%
50,000 to 99,999..................................... 0.00%     $0.35(3) 2.50%
100,000 or more...................................... 0.00%     $0.35(3) 1.50%

---------
(1) Sales charge reductions are computed both on a dollar basis and on the ba-sis of the number of Units purchased, using the equivalent of 5,000 Units to $50,000, 10,000 Units to $100,000 etc., and will be applied on that ba-sis which is more favorable to you.
(2) The Upfront Sales Charge is based on the Unit price on the Initial Date of Deposit. The percentage amount of the Upfront Sales Charge will vary as the Unit price varies and after deferred charges begin.
(3) All Units are subject to the same deferred sales charges. When the de-ferred charges exceed the maximum sales charge, you will be given extra Units at the time of purchase.

The maximum sales charge on reinvested dividends is $0.35 per Unit.

As described in "Public Offering Price" in Part B of the Prospectus, certain classes of investors are also entitled to reduced sales charges. See "Public Offering Price" in Part B of the Prospectus for secondary market sales charges.

Example

The example may help you compare the cost of investing in the Portfolio to the cost of investing in other funds.

The example assumes that you invest $10,000 in the Portfolio for the periods indicated and then either redeem or do not redeem your Units at the end of those periods. The example also assumes a 5% return on your investment each year and that the Portfolio's operating expenses stay the same. The example does not include brokerage costs and other transactional fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                             Life of
   1 Year                           3 Years                                                  Portfolio
   -------                          -------                                                 ----------
   $488.82                          $530.32                                                  $575.89

See "Trust Operating Expenses" in Part B of the Prospectus for additional in-formation regarding expenses.

Dealer Concessions

The Sponsor plans to allow a concession of 3.50% for non-breakpoint purchases of Units to dealer firms in connection with the sale of Units in a given transaction.

The concession paid to dealers is reduced or eliminated in connection with Units sold in transactions to investors that receive reduced sales charges based on the number of Units sold or in connection with Units sold in Rollover Purchases, Wrap Account Purchases and to other investors entitled to the sales charge reduction applicable for Wrap Account Purchases, as follows:

                                                                          %
                                                                      Concession
Number of Units*                                                       per Unit
----------------                                                      ----------
Less than 5,000......................................................    3.50%
5,000 to 9,999.......................................................    3.25
10,000 to 24,999.....................................................    3.00
25,000 to 49,999.....................................................    2.50
50,000 to 99,999.....................................................    1.50
100,000 or more......................................................    0.75
Rollover Purchases (per Unit)........................................   $0.25
Wrap Account Purchases...............................................    0.00

*Sales charge reductions are computed both on a dollar basis and on the basis of the number of Units purchased, using the equivalent of 5,000 Units to $50,000, 10,000 Units to $100,000 etc., and will be applied on that basis which is more favorable to the purchaser and may result in a reduction in the concession per Unit.

See "Distributions of Units to the Public" in Part B of the Prospectus for ad-ditional information on dealer concessions, volume incentives and secondary market concessions.

                                      ---

--------------------------------------------------------------------------------

Schedule of Investments
(at the Initial Date of Deposit, January 5, 2000)

     Nuveen Software Weblications Five-Year Sector Portfolio, January 2000


                                                            Percentage
                                                                of
                                                            Aggregate                    Cost of        Current
Number of                                          Ticker    Offering    Market Value   Securities to   Dividend
 Shares        Name of Issuer of Securities(1)     Symbol     Price       per Share     Portfolio(2)    Yield(3)
----------------------------------------------------------------------------------------------------------------
           Applications Software                              20.11%
     40    Citrix Systems, Inc.                     CTXS       3.94%      $121.8125       $  4,873        N/A
     83    Intuit Inc.                              INTU       4.09%        60.8750          5,053        N/A
    166    J.D. Edwards & Company                   JDEC       3.99%        29.7500          4,939        N/A
    105    Rational Software Corporation            RATL       4.08%        48.0000          5,040        N/A
    117    Sanchez Computer Associates, Inc.        SCAI       4.01%        42.3750          4,958        N/A
           Computer Data Security                              8.05%
     81    Electronic Data Systems Corporation      EDS        4.09%        62.3750          5,052        0.96%
     26    VeriSign Inc.                            VRSN       3.96%       188.3750          4,898        N/A
           Computer Software                                  31.91%
     83    Adobe Systems Incorporated               ADBE       4.03%        60.0625          4,985        0.17%
     73    Computer Associates International, Inc.  CA         4.03%        68.2500          4,982        0.12%
     63    Macromedia, Inc.                         MACR       3.86%        75.7500          4,772        N/A
     52    Mercury Interactive Corporation          MERQ       4.08%        97.0000          5,044        N/A
     31    Micromuse Inc.                           MUSE       4.01%       112.6250          4,712        N/A
     44    Microsoft Corporation                    MSFT       4.09%       101.1250          4,956        N/A
     50    Puma Technology, Inc.                    PUMA       4.00%       215.0000          5,056        N/A
     23    Red Hat, Inc.                            RHAT       4.01%       112.6250          4,945        N/A
           Data Processing/Management                          4.00%
    104    First Data Corporation                   FDC        4.00%        47.5000          4,940        0.17%
           Enterprise Software/Services                       19.80%
     70    BEA Systems, Inc.                        BEAS       3.98%        70.3125          4,922        N/A
     63    BMC Software, Inc.                       BMCS       3.92%        77.0000          4,851        N/A
    140    Compuware Corporation                    CPWR       3.96%        35.0000          4,900        N/A
     28    i2 Technologies, Inc.                    ITWO       3.93%       173.5000          4,858        N/A
     46    Oracle Corporation                       ORCL       4.01%       107.6875          4,954        N/A
           Internet Content                                   12.08%
     56    Inktomi Corporation                      INKT       3.98%        87.8125          4,918        N/A
     68    S1 Corporation                           SONE       4.11%        74.8750          5,092        N/A
     88    Verio, Inc.                              VRIO       3.99%        56.0000          4,928        N/A
           Network Software                                    4.05%
     75    Legato Systems, Inc.                     LGTO       4.05%        66.6875          5,002        N/A
  -----                                                       ------                      --------
  1,775                                                         100%                      $123,630
  =====                                                       ======                    ========

---------
See "Notes to Portfolios."

Please note that if this prospectus is used as a preliminary prospectus for future Nuveen Defined Portfolios, the portfolio will contain different stocks from those described above.

                                      ---

Software Weblications
Securities Descriptions

The stocks of the following companies are included in the Portfolios:

Abode Systems Incorporated (ADBE)

Adobe Systems Incorporated develops, markets, and supports desktop publishing software. The Company's Acrobat Reader software enables users to display PDF files on the Internet. Other top products offered are Photoshop, Illustrator, and PageMaker.

BEA Systems, Inc. (BEAS)

BEA Systems, Inc. provides in software solutions for business applications. The Company's products and services allow corporations to manage high volumes of transactions across different types of computers in globally situated networks. Most revenues derive from the licensing of software and consulting services.

BMC Software, Inc. (BMCS)

BMC Software, Inc. provides systems management software solutions for host mainframe and distributed information systems. The Company also sells and pro-vides maintenance, enhancement and support services for its products.

Citrix Systems, Inc. (CTXS)

Citrix Systems, Inc. supplies application server products and technologies that enable networked PC's--especially those with non-Windows-based operating sys-tems to run Windows applications from a central server. The Company markets its products through resellers, integrators, and manufacturers.

Computer Associates International, Inc. (CA)

Computer Associates International, Inc. designs, develops, markets, licenses, and supports a wide range of integrated computer software products. The Company's products are used with a variety of desktop, midrange, and mainframe computers. Its flagship product is called Unicenter.

Compuware Corporation (CPWR)

Compuware Corporation provides software products and services designed to in-crease the productivity of the information system departments of enterprises worldwide. The Company targets its software to larger firms in the financial, manufacturing, telecommunications, health care and insurance industries.

Electronic Data Systems Corporation (EDS)

Electronic Data Systems Corporation offers business process management, manage-ment consulting and electronic business solutions. Services include the manage-ment of computers, networks and information processing facilities. The Company used to be a subsidiary of General Motors.

First Data Corporation (FDC)

First Data Corporation specializes in bank card transaction processing. The Company offers applications processing and billing services for banks that is-sue MasterCard and VISA credit cards. Other services include check processing through TeleCheck and processing services for mutual funds.

J.D. Edwards & Company (JDEC)

J.D. Edwards & Company develops, markets, and supports enterprise resource planning (ERP) software for managing the supply chain. The Company customizes its software for industries such as construction, electronics, and energy, and targets small-to-midsize businesses as customers.

i2 Technologies, Inc. (ITWO)

i2 Technologies, Inc. provides supply chain management software. The Company's RHYTHM products are used to plan and schedule manufacturing and related logis-tics, from raw materials procurement to customer delivery. International of-fices are located in Australia, Germany, Japan, the UK, and Singapore.

Inktomi Corporation (INKT)

Inktomi Corporation develops and markets scalable software applications de-signed to enhance the performance and intelligence of large-scale networks. The Company's systems use parallel-processing technology to deliver speed and per-formance to large scale networks while utilizing smaller workstations.

Intuit Inc. (INTU)

Intuit Inc. is a global developer and marketer of personal finance softwares that help customers automate financial tasks. Major products include "Quicken" personal finance software, "Quickbooks" and "TurboTax" tax filing applications. The Company offers several Internet-based products and services.

Legato Systems, Inc. (LGTO)

Legato Systems, Inc. develops, markets, and supports network storage management software products that back up and protect data across corporate computer net-works. The Company's solutions are designed to support a wide range of systems run on DOS, NetWare, NT OS/2, UNIX, and Windows.

Macromedia, Inc. (MACR)

Macromedia, Inc. specializes in software products and technologies for the Web. The Company's Web publishing products enable designers and developers to create interactive Web experiences for e-commerce, entertainment, news, and informa-tion. Principal products are Shockwave and Flash.

Mercury Interactive Corporation (MERQ)

Mercury Interactive Corporation develops, markets, and supports a family of au-tomated software testing solutions. The Company's products help management de-tect and test for computer snags in multisite business computer systems.

Micromuse Inc. (MUSE)

Micromuse Inc. provides service-level management software. The Company's "Netcool" suite of applications is used by managed network service providers, Internet service providers, telecommunications firms, and corporate enterprises worldwide.

Microsoft Corporation (MSFT)

Microsoft Corporation is a leading manufacturer of computer software, most no-tably the Windows and Office line of products and systems. The Company offers operating systems, service applications, busi -

                                      ---
ness and consumer productivity applications, and Internet software and technol-ogies.

Oracle Corporation (ORCL)

Oracle Corporation is a leading developer of database management systems soft-ware (DBMS), which allows simultaneous access to data by multiple users. The Company offers its database software and other products and support services around the world.

Puma Technology, Inc. (PUMA)

Puma Technology, Inc. develops, markets, and supports mobile device management and synchronization software that allow users to exchange or access information and applications from a remote computer. The software is used for both wireless and wired media.

Rational Software Corporation (RATL)

Rational Software Corporation develops and markets a variety of software devel-opment tools and services that develop and deploy Web, e-business, and enter-prise-wide software. Offices are located throughout the world.

Red Hat, Inc. (RHAT)

Red Hat, Inc. offers open source software and services, including the Red Hat Linux operating system. The Company's Web site offers information and news about open source software and provides and online community of open source software to users and developers.

S1 Corporation (SONE)

S1 Corporation provides Internet-based financial services solutions. The Com-pany originated the world's first Internet bank in 1995 and currently offers a range of applications to meet the needs of their customers across various lines of business, market segments, and delivery channels.

Sanchez Computer Associates, Inc. (SCAI)

Sanchez Computer Associates, Inc. develops and services PROFILE banking soft-ware, a multicurrency production system that supports customer service, ac-counting, and electronic banking. The Company's system serves more than 350 fi-nancial institutions in 14 countries.

Verio, Inc. (VRIO)

Verio, Inc. owns several regional and local Internet service providers across the US. The Company also works with another company to provide digital sub-scriber line (DSL) Internet access in more than 20 U.S. cities. Verio also of-fers enhanced Internet services, including Web hosting and e-commerce transac-tions.

VeriSign Inc. (VRSN)

VeriSign Inc. sells digital IDs that help companies offer protection for such activities as e-mail, home banking, and credit card purchases. Products are marketed to large firms and government agencies, as well as major credit card companies. The Company's products are marketed worldwide.

Nuveen has obtained these company descriptions from sources it deems reliable. However, Nuveen has not independently verified the accuracy or completeness of the information provided.

                                      ---

Nuveen Wireless Two-Year Sector Portfolio, January 2000

Risk/Return Summary

Investment Objective

The Portfolio seeks to provide capital appreciation.

Investment Strategy

The Portfolio consists of the common stocks of wireless communications compa-nies. The wireless companies included in the Portfolio are engaged in the business of providing cellular telecommunications, electronic and communica-tions equipment and telephone services.

The Sponsor intends to create future portfolios that will invest in stocks in this sector. If these future portfolios are available, you may be able to re-invest into one of the portfolios at a reduced sales charge.

The stocks are expected to remain in the Portfolio until termination.

Security Selection

To create the Portfolio, the Sponsor follows these steps:

 . identifies the various subsectors that comprise the wireless communications sector;

 . analyzes which subsectors may benefit from the predicted growth of wireless commu-nications companies; and

 . selects the most attractive companies within each subsector by examining:


 --products and/or services offered by the companies;

 --the competitive environment;

 --research and development capabilities;

 --management expertise;

 --strategic alliances;

 --financing; and

 --a fundamental and technical equity valuation assessment.

As of the Initial Date of Deposit, the stocks in the Portfolio are approxi-mately equally dollar weighted.

Sector Description

Wireless communications systems provide convenient anytime, anywhere communi-cations through low energy radio waves, local antennas and satellite systems. There are currently 70 million wireless subscribers in the United States alone, representing approximately 27% of our population. Forrester Research estimates that global wireless users could exceed 300 million by the end of 1999.

Several developments have combined to fuel growth in this sector.

Expanded Mobile Capabilities

No longer just a way to call home from the grocery store, wireless communica-tions can now offer mobile data service options such as e-mail, Internet ac-cess, alphanumeric paging and radio networking--all geared toward offering users instant access from nearly anywhere in the world.

Internet Drives Demand

"Network demand will jump over the next few years in part because wireless and handheld devices that access the Internet are seen gaining in popularity. Af-ter 100 years of boring business, this is the golden age of communications." --John Sidgmore, Global Communications Vice Chairman, MCI WorldCom (CBS MarketWatch 9/28/99)

Improved Handsets and Services

New, more affordable digital telephones feature all of the conveniences of home telephones--such as three-way calling, caller ID, voice mail, call wait-ing and speed dialing. One-rate pricing coupled with falling costs per minute could continue to spur the popularity of wireless communications services.

Please be aware that industry predictions may not materialize, and that the companies selected for the Portfolio do not represent the entire industry and may not participate in the expected overall industry growth.

Primary Risks

You can lose money by investing in the Portfolio. In addition, the Portfolio may not perform as well as you hope. These things can happen for various rea-sons, including:

 . Stock prices can be volatile.

 . Share prices or dividend rates on the stocks may decline during the life of the Portfolio.

                                      ---

--------------------------------------------------------------------------------

Preliminary Schedule of Investments

(at the Initial Date of Deposit, January   , 2000)

            Nuveen Wireless Five-Year Sector Portfolio, January 2000

                             Subject to Change

                                                      Percentage
                                                          of
                                                      Aggregate                  Cost of    Current
Number of                                      Ticker  Offering  Market Value Securities to Dividend
 Shares      Name of Issuer of Securities(1)   Symbol   Price     per Share   Portfolio(2)  Yield(3)
----------------------------------------------------------------------------------------------------
           ALLTEL Corporation                  AT
           AT&T Corp.                          T
           Clearnet Communications, Inc.       CLNTF
           CommScope, Inc.                     CTV
           Corning Incorporated                GLW
           Lucent Technologies Inc.            LU
           Motorola, Inc.                      MOT
           Netro Corporation                   NTRO
           Nextel Communications, Inc.         NXTL
           NEXTLINK Communications, Inc.       NXLK
           Nokia Corp. ADR                     NOK
           Nortel Networks Corporation         NT
           Powertel                            PTEL
           Price Communications Corporation    PR
           Proxim, Inc.                        PROX
           QUALCOMM Incorporated               QCOM
           Rogers Cantel Mobile Communications RCN
           Rural Cellular Corporation          RCCC
           Sprint PCS Group                    PCS
           Telefonaktiebolaget LM Ericsson     ERICY
           Teligent, Inc.                      TGNT
           Texas Instruments Incorporated      TXN
           Vodafone AirTouch Plc, ADR          VOD
           Western Wireless Corporation        WWCA
           WinStar Communications Inc.         WCII

---------
See "Notes to Portfolios."

Please note that if this prospectus is used as a preliminary prospectus for fu-ture Nuveen Defined Portfolios, the portfolio will contain different stocks from those described above.

                                      ---

The maximum per Unit sales charges are reduced as follows:

                                                    First      Second
                                                     Year       Year      Total
                                          Upfront  Deferred   Deferred   Maximum
                                           Sales    Sales      Sales      Sales
           Number of Units(1)            Charge(2)  Charge     Charge    Charge
---------------------------------------- --------- --------   --------   -------
Less than 5,000.........................   1.00%    $0.175     $0.175     4.50%
5,000 to 9,999..........................   0.75%    $0.175     $0.175     4.25%
10,000 to 24,999........................   0.50%    $0.175     $0.175     4.00%
25,000 to 49,999........................   0.25%    $0.175     $0.175     3.75%
50,000 to 99,999........................   0.00%    $0.175     $0.175     3.50%
100,000 or more.........................   0.00%    $0.175(3)  $0.175(3)  2.75%

---------
(1) Sales charge reductions are computed both on a dollar basis and on the ba-sis of the number of Units purchased, using the equivalent of 5,000 Units to $50,000, 10,000 Units to $100,000 etc., and will be applied on that basis which is more favorable to you.

(2) The Upfront Sales Charge is based on the Unit price on the Initial Date of Deposit. The percentage amount of the Upfront Sales Charge will vary as the Unit price varies and after deferred charges begin.

(3) All Units are subject to the same deferred sales charges. When the de-ferred charges exceed the maximum sales charge, you will be given extra Units at the time of purchase.

The maximum sales charge on reinvested dividends is $0.35 per Unit. The sec-ondary market sales charges for the Portfolio are the same as primary market charges provided above.

As described in "Public Offering Price" in Part B of the Prospectus, certain classes of investors are also entitled to reduced sales charges.

Example

This example may help you compare the cost of investing in the Portfolio to the cost of investing in other funds.

The example assumes that you invest $10,000 in the Portfolio for the periods indicated and then either redeem or do not redeem your Units at the end of those periods. The example also assumes a 5% return on your investment each year and that the Portfolio's operating expenses stay the same. The example does not include brokerage costs and other transactional fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

  1 Year              3 Years                          5 Years                          10 Years
  -------             --------                        ----------                        ---------
  $317.32              $748.03                         $1,204.23                        $2,451.63

While the Portfolio has a term of approximately 24 months, you may be able to invest in future portfolios with reduced sales charges. These future sales charges are included in the amounts provided above.

See "Trust Operating Expenses" in Part B of the Prospectus for additional in-formation regarding expenses.

Dealer Concessions

The Sponsor plans to allow a concession of 2.2% for primary and secondary mar-ket non-break-point purchases of Units to dealer firms in connection with the sale of Units in a given transaction. For primary market purchase, dealers re-ceive an additional concession of $0.12 per Unit for Units held on or after the Second Year Commencement Date, February 6, 2001. For secondary market pur-chases, to receive the additional $0.12 per Unit concession, the Units must be sold prior to the Second Year Commencement Date and held on or after that date.

The concession paid to dealers is reduced or eliminated in connection with Units sold in transactions to investors that receive reduced sales charges based on the number of Units sold or in connection with Units sold in Rollover Purchases, Wrap Account Purchases and to other investors entitled to the sales charge reduction applicable for Wrap Account Purchases, as follows:

                                                        Additional  Approximate
                                                        Concession    Total %
                                                        for Units   Discount per
                                                        held on or    Unit for
                                                       after Second  Units held
                                                           Year     on or after
                                                 %     Commencement Second Year
                  Number of                   Discount   Date per   Commencement
                  Units(1)                    per Unit     Unit       Date(2)
--------------------------------------------- -------- ------------ ------------
Less than 5,000..............................   2.20%     $0.12         3.40%
5,000 to 9,999...............................   2.00       0.12         3.20
10,000 to 24,999.............................   1.75       0.12         2.95
25,000 to 49,999.............................   1.50       0.12         2.70
50,000 to 99,999.............................   1.25       0.12         2.45
100,000 or more..............................   0.50       0.12         1.70
Rollover Purchases (per Unit)................  $0.12       0.12         2.40
Wrap Account Purchases.......................   0.00       0.00         0.00

---------
(1) Sales charge reductions are computed both on a dollar basis and on the ba-sis of the number of Units purchased, using the equivalent of 5,000 Units to $50,000, 10,000 Units to $100,000 etc., and will be applied on that basis which is more favorable to the purchaser and may result in a reduction in the concession per Unit.
(2) The Approximate Total Discount percentages are based on the Unit price on the Initial Date of Deposit. The percentage amount will vary as the Unit price varies.

See "Distributions of Units to the Public" in Part B of the Prospectus for ad-ditional information on dealer concession and volume incentives.

                                      ---

--------------------------------------------------------------------------------

Schedule of Investments

(at the Initial Date of Deposit, January 5, 2000)

            Nuveen Wireless Two-Year Sector Portfolio, January 2000

                                                           Percentage
                                                               of
                                                           Aggregate                  Cost of    Current
Number of                                           Ticker  Offering  Market Value Securities to Dividend
 Shares        Name of Issuer of Securities(1)      Symbol   Price     per Share   Portfolio(2)  Yield(3)
---------------------------------------------------------------------------------------------------------
           Cellular Telecommunication                        35.95%
     52    Nextel Communications, Inc.              NXTL      3.97%    $ 95.1250     $  4,947      N/A
     54    Powertel, Inc.                           PTEL      4.01%      92.4375        4,992      N/A
    200    Price Communications Corporation         PR        4.00%      24.8750        4,975      N/A
    142    Rogers Cantel Mobile Communications Inc. RCN       4.06%      35.5625        5,050      N/A
     60    Rural Cellular Corporation               RCCC      3.89%      80.7500        4,845      N/A
     51    Sprint PCS Group                         PCS       4.03%      98.3750        5,017      N/A
    104    Vodafone AirTouch Plc, ADR               VOD       4.00%      47.9375        4,986     0.44%
     79    Western Wireless Corporation             WWCA      4.06%      64.0000        5,056      N/A
     72    WinStar Communications Inc.              WCII      3.93%      68.0000        4,896      N/A
           Diversified Manufacturing Operations               4.07%
     46    Corning Incorporated                     GLW       4.07%     110.1250        5,066     0.65%
           Electronic Components--Semiconductor               4.03%
     51    Texas Instruments Incorporated           TXN       4.03%      98.5000        5,024     0.17%
           Telecommunication Services                         8.09%
    154    Clearnet Commuications, Inc. Class A     CLNTF     4.05%      32.7500        5,044      N/A
     82    Teligent, Inc.                           TGNT      4.04%      61.3750        5,033      N/A
           Telecommunication Equipment                       23.87%
    129    CommScope, Inc.                          CTV       3.94%      38.0000        4,902      N/A
     67    Lucent Technologies Inc.                 LU        4.01%      74.5625        4,996     0.11%
     29    Nokia Corp., ADR                         NOK       4.05%     173.8125        5,041     0.21%
     53    Nortel Networks Corporation              NT        4.02%      94.5625        5,012      N/A
     30    QUALCOMM Incorporated                    QCOM      3.91%     162.0625        4,862      N/A
     78    Telefonaktiebolaget LM Ericsson, ADR     ERICY     3.94%      62.9375        4,909     0.32%
           Telephone--Integrated                              7.80%
     97    AT&T Corp.                               T         4.00%      51.3750        4,983     1.71%
     62    NEXTLINK Communications, Inc.            NXLK      3.80%      76.3125        4,731      N/A
           Telephone--Local                                   4.03%
     64    ALLTEL Corporation                       AT        4.03%      78.4375        5,020     1.63%
           Wireless Equipment                                12.16%
     37    Motorola, Inc.                           MOT       4.11%     138.1875        5,113     0.35%
    112    Netro Corporation                        NTRO      4.02%      44.7500        5,012      N/A
     54    Proxim, Inc.                             PROX      4.03%      92.8750        5,015      N/A
  -----                                                      ------                  --------
  1,959                                                        100%                  $124,527
  =====                                                      ======                  ========

---------
See "Notes to Portfolios."

Please note that if this prospectus is used as a preliminary prospectus for fu-ture Nuveen Defined Portfolios, the portfolio will contain different stocks from those described above.

                                      ---

Nuveen Wireless Five-Year Sector Portfolio, January 2000

Risk/Return Summary

Investment Objective

The Portfolio seeks to provide capital appreciation.

Investment Strategy

The Portfolio consists of the common stocks of wireless communications compa-nies. The wireless companies included in the Portfolio are engaged in the business of providing cellular telecommunications, electronic and communica-tions equipment and telephone services.

The Sponsor intends to create future portfolios that will invest in stocks in this sector. If these future portfolios are available, you may be able to re-invest into one of the portfolios at a reduced sales charge.

The stocks are expected to remain in the Portfolio until termination.

Security Selection

To create the Portfolio, the Sponsor follows these steps:

 . identifies the various subsectors that comprise the wireless communications sector;

 . analyzes which subsectors may benefit from the predicted growth of wireless communications companies; and

 . selects the most attractive companies within each subsector by examining:

 --products and/or services offered by the companies;

 --the competitive environment;

 --research and development capabilities;

 --management expertise;

 --strategic alliances;

 --financing; and

 --a fundamental and technical equity valuation assessment.

As of the Initial Date of Deposit, the stocks in the Portfolio are approxi-mately equally dollar weighted.

Sector Description

Wireless communications systems provide convenient anytime, anywhere communi-cations through low energy radio waves, local antennas and satellite systems. There are currently 70 million wireless subscribers in the United States alone, representing approximately 27% of our population. Forrester Research estimates that global wireless users could exceed 300 million by the end of 1999.

Several developments have combined to fuel growth in this sector.

Expanded Mobile Capabilities

No longer just a way to call home from the grocery store, wireless communica-tions can now offer mobile data service options such as e-mail, Internet ac-cess, alphanumeric paging and radio networking--all geared toward offering us-ers instant access from nearly anywhere in the world.

Internet Drives Demand

"Network demand will jump over the next few years in part because wireless and handheld devices that access the Internet are seen gaining in popularity. Af-ter 100 years of boring business, this is the golden age of communications."-- John Sidgmore, Global Communications Vice Chairman, MCI WorldCom (CBS-- MarketWatch 9/28/99)

Improved Handsets and Services

New, more affordable digital telephones feature all of the conveniences of home telephones--such as three-way calling, caller ID, voice mail, call wait-ing and speed dialing. One-rate pricing coupled with falling costs per minute could continue to spur the popularity of wireless communication services.

Please be aware that industry predictions may not materialize, and that the companies selected for the Portfolio do not represent the entire industry and may not participate in the expected overall industry growth.

Primary Risks

You can lose money by investing in the Portfolio. In addition, the Portfolio may not perform as well as you hope. These things can happen for various rea-sons, including:

 . Stock prices can be volatile.

 . Share prices or dividend rates on the stocks may decline during the life of the Portfolio.

 . The Portfolio is not actively managed and may continue to purchase or hold a stock included in the Portfolio even though the stock's outlook or its mar-ket value or yield may have changed.

                                      ---

 . The Portfolio is concentrated in the wireless communications industry. Ad-verse developments in this industry may affect the value of your Units. Com-panies involved in this industry must contend with rapid changes in technol-ogy, intense competition, government regulation and the rapid obsolescence of products and services.

 . Certain of the securities included in the Portfolio may be foreign securi-ties or American Depositary Receipts that evidence ownership of underlying foreign securities. Foreign securities present risks beyond those of U.S. issuers.


Investor Suitability

The Portfolio may be suitable for you if:

 . You are seeking to own wireless communications stocks in one convenient package;

 . You want capital appreciation potential;

 . The Portfolio represents only a portion of your overall investment portfo-lio; and

 . The Portfolio is part of a longer term investment strategy.

The Portfolio is not appropriate for you if:

 . You are unwilling to take the risks involved with owning a concentrated eq-uity investment; or

 . You are seeking preservation of capital or high current income.

Fees and Expenses

This table shows the fees and expenses you may pay, directly or indirectly, when you invest in the Portfolio.

                                                       Percent of    Amount per
                                                     Public Offering   $1,000
                                                          Price      Invested(1)
                                                     --------------- -----------
Sales Charge
Initial Sales Charge (2)............................      1.00%        $10.00
Deferred Sales Charge(3)............................      3.50%        $35.00
                                                          -----        ------
Total Maximum Sales
 Charge.............................................      4.50%        $45.00

Estimated Annual Operating Expenses

                                                                   Approximate %
                                                   Amount per Unit   of Public
                                                    (based on $10    Offering
                                                        Unit)        Price(1)
                                                   --------------- -------------
Trustee's Fee.....................................    $0.00950         0.095%
Sponsor's Supervisory Fee.........................    $0.00350         0.035%
Bookkeeping and Administrative Fees...............    $0.00250         0.025%
Evaluator's Fee...................................    $0.00300         0.030%
Other Operating Expenses(4).......................    $0.00175        0.0175%
                                                      --------        ------
Total.............................................    $0.02025        0.2025%
Maximum Organization Costs(5).....................    $ 0.0225         0.225%

---------

(1) Based on 100 Units with a $10 per Unit Public Offering Price as of the Initial Date of Deposit.

(2) As provided below, the initial sales charge equals the difference between the maximum sales charge of 4.5% and any remaining deferred sales charges. Accordingly, the percentage amount of the initial sales charge will vary over time.

(3) The deferred sales charge is a fixed dollar amount of $0.35 per Unit. The percentage provided is based on a $10 Unit as of the Initial Date of De-posit and will vary over time.

(4) Other Operating Expenses do not include brokerage costs and other transac-tional fees.

(5) Organization costs are deducted from Portfolio assets at the earlier of the close of the initial offering period or six months after the Initial Date of Deposit.

You will pay both an upfront and a deferred sales charge. The upfront sales charge equals the difference between the maximum sales charge of 4.5% of the Public Offering Price and any remaining deferred sales charges. The deferred sales charges are $0.35 per Unit and are deducted monthly in installments of $0.07 per Unit on the last business day of the month from August 31, 2000 through December 29, 2000.

                                      ---

The maximum per Unit sales charges are reduced as follows:

                                                                         Total
                                                      Upfront   Deferred Maximum
                                                      Sales     Sales    Sales
Number of Units(1)                                    Charge(2) Charge   Charge
----------------------------------------------------- --------- -------- -------
Less than 5,000...................................... 1.00%     $0.35    4.50%
5,000 to 9,999....................................... 0.75%     $0.35    4.25%
10,000 to 24,999..................................... 0.50%     $0.35    4.00%
25,000 to 49,999..................................... 0.00%     $0.35    3.50%
50,000 to 99,999..................................... 0.00%     $0.35(3) 2.50%
100,000 or more...................................... 0.00%     $0.35(3) 1.50%

---------
(1) Sales charge reductions are computed both on a dollar basis and on the ba-sis of the number of Units purchased, using the equivalent of 5,000 Units to $50,000, 10,000 Units to $100,000 etc., and will be applied on that ba-sis which is more favorable to you.
(2) The Upfront Sales Charge is based on the Unit price on the Initial Date of Deposit. The percentage amount of the Upfront Sales Charge will vary as the Unit price varies and after deferred charges begin.
(3) All Units are subject to the same deferred sales charges. When the de-ferred charges exceed the maximum sales charge, you will be given extra Units at the time of purchase.

The maximum sales charge on reinvested dividends is $0.35 per Unit.

As described in "Public Offering Price" in Part B of the Prospectus, certain classes of investors are also entitled to reduced sales charges. See "Public Offering Price" in Part B of the Prospectus for secondary market sales charges.

Example

The example may help you compare the cost of investing in the Portfolio to the cost of investing in other funds.

The example assumes that you invest $10,000 in the Portfolio for the periods indicated and then either redeem or do not redeem your Units at the end of those periods. The example also assumes a 5% return on your investment each year and that the Portfolio's operating expenses stay the same. The example does not include brokerage costs and other transactional fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                             Life of
   1 Year                           3 Years                                                  Portfolio
   -------                          -------                                                 ----------
   $488.82                          $530.32                                                  $575.89

See "Trust Operating Expenses" in Part B of the Prospectus for additional in-formation regarding expenses.

Dealer Concessions

The Sponsor plans to allow a concession of 3.50% for non-breakpoint purchases of Units to dealer firms in connection with the sale of Units in a given transaction.

The concession paid to dealers is reduced or eliminated in connection with Units sold in transactions to investors that receive reduced sales charges based on the number of Units sold or in connection with Units sold in Rollover Purchases, Wrap Account Purchases and to other investors entitled to the sales charge reduction applicable for Wrap Account Purchases, as follows:

                                                                          %
                                                                      Concession
Number of Units*                                                       per Unit
----------------                                                      ----------
Less than 5,000......................................................    3.50%
5,000 to 9,999.......................................................    3.25
10,000 to 24,999.....................................................    3.00
25,000 to 49,999.....................................................    2.50
50,000 to 99,999.....................................................    1.50
100,000 or more......................................................    0.75
Rollover Purchases (per Unit)........................................   $0.25
Wrap Account Purchases...............................................    0.00

*Sales charge reductions are computed both on a dollar basis and on the basis of the number of Units purchased, using the equivalent of 5,000 Units to $50,000, 10,000 Units to $100,000 etc., and will be applied on that basis which is more favorable to the purchaser and may result in a reduction in the concession per Unit.

See "Distributions of Units to the Public" in Part B of the Prospectus for ad-ditional information on dealer concessions, volume incentives and secondary market concessions.

                                      ---

--------------------------------------------------------------------------------

Schedule of Investments
(at the Initial Date of Deposit, January 5, 2000)

         Nuveen Wireless Five-Year Sector Portfolio, January 2000


                                                           Percentage
                                                               of
                                                           Aggregate                    Cost of        Current
Number of                                           Ticker  Offering    Market Value   Securities to   Dividend
 Shares        Name of Issuer of Securities(1)      Symbol   Price       per Share     Portfolio(2)    Yield(3)
--------------------------------------------------------------------------------------------------------------
           Cellular Telecommunication                        39.95%
     52    Nextel Communications, Inc.              NXTL      3.97%      $ 95.1250       $  4,947        N/A
     54    Powertel, Inc.                           PTEL      4.01%        92.4375          4,992        N/A
    200    Price Communications Corporation         PR        4.00%        24.8750          4,975        N/A
    142    Rogers Cantel Mobile Communications Inc. RCN       4.06%        35.5625          5,050        N/A
     60    Rural Cellular Corporation               RCCC      3.89%        80.7500          4,845        N/A
     51    Sprint PCS Group                         PCS       4.03%        98.3750          5,017        N/A
    104    Vodafone AirTouch Plc, ADR               VOD       4.00%        47.9375          4,986       0.44%
     79    Western Wireless Corporation             WWCA      4.06%        64.0000          5,056        N/A
     72    WinStar Communications Inc.              WCII      3.93%        68.0000          4,896        N/A
           Diversified Manufacturing Operations               4.07%
     46    Corning Incorporated                     GLW       4.07%       110.1250          5,066       0.65%
           Electronic Components-Semiconductor                4.03%
     51    Texas Instruments Incorporated           TXN       4.03%        98.5000          5,024       0.17%
           Telecommunication Services                         8.09%
    154    Clearnet Communications, Inc. Class A    CLNTF     4.05%        32.7500          5,044        N/A
     82    Teligent, Inc.                           TGNT      4.04%        61.3750          5,033        N/A
           Telecommunication Equipment                       23.87%
    129    CommScope, Inc.                          CTV       3.94%        38.0000          4,902        N/A
     67    Lucent Technologies Inc.                 LU        4.01%        74.5625          4,996       0.11%
     29    Nokia Corp., ADR                         NOK       4.05%       173.8125          5,041       0.21%
     53    Nortel Networks Corporation              NT        4.02%        94.5625          5,012        N/A
     30    QUALCOMM Incorporated                    QCOM      3.91%       162.0625          4,862        N/A
     78    Telefonaktiebolaget LM Ericsson, ADR     ERICY     3.94%        62.9375          4,909       0.32%
           Telephone-Integrated                               7.80%
     97    AT&T Corp.                               T         4.00%        51.3750          4,983       1.71%
     62    NEXTLINK Communications, Inc.            NXLK      3.80%        76.3125          4,731        N/A
           Telephone-Local                                    4.03%
     64    ALLTEL Corporation                       AT        4.03%        78.4375          5,020       1.63%
           Wireless Equipment                                12.16%
     37    Motorola, Inc.                           MOT       4.11%       138.1875          5,113       0.35%
    112    Netro Corporation                        NTRO      4.02%        44.7500          5,012        N/A
     54    Proxim, Inc.                             PROX      4.03%        92.8750          5,015        N/A
  -----                                                      ------                      --------
  1,959                                                        100%                      $124,527
  =====                                                      ======                      ========

---------

See "Notes to Portfolios."

Please note that if this prospectus is used as a preliminary prospectus for future Nuveen Defined Portfolios, the portfolio will contain different stocks from those described above.

                                      ---

Wireless
Securities Descriptions

The stocks of the following companies are included in the Portfolios:

AT&T Corp. (T)

AT&T Corp. provides voice, data, and video telecommunication services and prod-ucts to consumers and businesses. The Company is the top long distance provider in the U.S. and the top cable operator as well. AT&T also offers local, inter-national, and wireless telephone services and Internet access.

ALLTEL Corporation (AT)

ALLTEL Corporation offers telecommunications and information services. Services include wireline, long-distance, network access and Internet services, wireless communications, wide-area paging service, information processing management services, and advanced applications software.

Clearnet Communications, Inc. Class A (CLNTF)

Clearnet Communications, Inc. is a leading Canadian wireless communications company. The Company operates the digital "Clearnet PCS" nationally, the digi-tal "Mike" network in Quebec, Canada, and analog dispatch communication serv-ices across Canada.

CommScope, Inc. (CTV)

CommScope, Inc. designs, manufactures, and markets coaxial cables and other high-performance electronic and fiber optic cable products primarily for commu-nications applications. The Company also provides premise wiring for local area networks. CommScope sells its products throughout the world.

Corning Incorporated (GLW)

Corning Incorporated is one of the world's leading producers of fiber-optic ca-ble, which it invented more than 20 years ago. The Company also makes liquid crystal display glass and lenses for telecommunications, laboratory equipment for emissions control technologies, and Steuben crystal.

Telefonaktiebolaget LM Ericsson, ADR (ERICY)

Telefonaktiebolaget LM Ericsson, headquartered in Sweden, is a global manufac-turer of advanced systems and products for wired and mobile communications in public and private networks. The Company also produces electronic defense sys-tems and cable and network systems.

Lucent Technologies Inc. (LU)

Lucent Technologies Inc. designs, develops and manufactures telecommunications systems, software, and related products that are sold worldwide. The Company is a top maker of digital signal processors and telecommunication power systems.

Motorola, Inc. (MOT)

Motorola, Inc. provides wireless communications, semiconductors, and advanced electronic systems components and services. The Company's equipment businesses include cellular telephone, two-way radio, paging and data communications; au-tomotive, defense and space electronics; and computers.

Netro Corporation (NTRO)

Netro Corporation provides intelligent broadband wireless access systems to communications service providers worldwide. The Company's AirStar system allows service providers to offer integrated voice and high-speed packet data services to their business subscribers.

Nextel Communications, Inc. (NXTL)

Nextel Communications, Inc. provides digital and analog wireless communication services to its customers in the United States. Nextel's network offers an in-tegrated wireless communications tool with digital cellular, text/numeric pag-ing, and a digital two-way radio feature.

NEXTLINK Communications, Inc. (NXLK)

NEXTLINK Communications, Inc. provides local, long distance, and enhanced com-munications services to commercial customers. The company operates facilities-based networks providing switched local and long distance services in several states.

Nokia Corp., ADR (NOK)

Nokia Corp., headquartered in Finland, is an international telecommunications company that develops and manufactures mobile phones, networks and systems for cellular and fixed networks. The Company also supplies infrastructure equip-ment.

Nortel Networks Corporation (NT)

Nortel Networks Corporation, formerly Northern Telecom Limited, designs, devel-ops, manufactures, markets and services fully digital telecommunications sys-tems. Principal networks offered include enterprise, public, wireless and broadband. The Company operates worldwide.

Powertel, Inc. (PTEL)

Powertel, Inc. provides personal communications services (PCS) in over 34 mar-kets in the southeastern United States. The Company offers consumers and busi-nesses a variety of compact headsets featuring a secure portable phone, voice mail, and paging services.

Price Communications Corporation (PR)

Price Communications Corporation constructs, develops, manages, and operates cellular telephone systems in the United States. The company sells its products and accessories under the CELLULARONE name.

Proxim, Inc. (PROX)

Proxim, Inc. makes components for handheld data collection terminals, notebook computers, and other products used to access wireless LANs. The Company also markets branded products to systems integrators and value-added resellers in the health care, education, financial services, and retail industries.

QUALCOMM Incorporated (QCOM)

QUALCOMM Incorporated manufactures, markets, and licenses advanced communica-tions systems and products based on its proprietary digital wireless technolo-gies. The Company's primary products include wireless, geostationary satellite-based mobile, and orbital satellite communications systems.
                                      -58--

Rogers Cantel Mobile Communications Inc. (RCN)

Rogers Cantel Mobile Communications Inc. owns and operates a wireless communi-cations company in Canada. The Company offers a full range of wireless communi-cations services including voice, data, and paging under the co-brand "Cantel AT&T." The Company is an 80%-owned subsidiary of Rogers Communications, Inc.

Rural Cellular Corporation (RCCC)

Rural Cellular Corporation constructs, develops, manages, and operates cellular telephone systems in rural markets in the Midwest and New England regions of the United States. The Company's Midwest operation is one of the largest rural cellular providers in the region.

Sprint PCS Group (PCS)

Sprint PCS Group operates a 100% digital, personal cellular communication sys-tem (PCS) nationwide wireless network. The Company currently services approxi-mately 160 metropolitan markets and has licensed PCS coverage of nearly 270 million people in all 50 states, Puerto Rico, and the U.S. Virgin Islands.

Texas Instruments Incorporated (TXN)

Texas Instruments Incorporated is a global semiconductor company and a leading designer and supplier of digital signal processors and analog products. The Company's digital signal processors (DSPs) are used in programmable products such as VCRs, camcorders, and cellular phones.

Teligent, Inc. (TGNT)

Teligent, Inc. offers local, long distance, high-speed data, and dedicated Internet services over its digital "SmartWave" local networks. The Company's local networks integrate point-to-point and point-to-multipoint wireless tech-nologies with traditional broadband wireline technology.

Vodafone AirTouch Plc, ADR (VOD)

Vodafone AirTouch Plc, headquartered in the United Kingdom, provides mobile telecommunications services. The company supplies customers throughout the world with digital and analog cellular telephone, paging and personal communi-cations services.

Western Wireless Corporation (WWCA)

Western Wireless Corporation provides wireless communications services in the western United States, principally through the ownership and operation of cel-lular systems in rural areas. The Company holds non-controlling interests in entities which own and operate wireless licenses in foreign countries.

WinStar Communications Inc. (WCII)

WinStar Communications Inc. provides telecommunications services. Through local broadband networks, the Company offers a variety of individual and bundled services, including local and long distance voice services, high-speed data transport, Internet access, and other enhanced communications services.

Nuveen has obtained these company descriptions from sources it deems reliable. However, Nuveen has not independently verified the accuracy or completeness of the information provided.

                                      ---

How to Buy and Sell Units

Investing in the Portfolios

The minimum investment is normally $1,000 or 100 Units, whichever is less. However, for IRA purchases the minimum investment is $500 or the nearest whole number of Units whose value is less than $500.

You can buy Units from any participating dealer.

As of January 5, 2000, the Initial Date of Deposit, the per Unit Public Offer-ing Price for each Portfolio is $10.00. As described above, Units are subject to an upfront sales charge that is equal to the difference between the total maximum sales charge of 4.50% of the Public Offering Price and the remaining deferred sales charges. If a Portfolio has any remaining deferred sales charges, you will also pay those charges. The Public Offering Price includes the upfront sales charge and the estimated organization cost of $0.0225 per Unit. The Public Offering Price changes every day with changes in the price of the securities. As of the close of business on January 5, 2000, the number of Units of the Portfolio may be adjusted so that the per Unit Public Offering Price will equal $10.00.

If you are buying Units with assets received from the redemption or termina-tion of another Nuveen Defined Portfolio, you will pay a reduced sales charge of $0.35 per Unit ($0.175 per year for Two-Year Sector Portfolios). You may also buy Units with that sales charge if you are purchasing Units with the termination proceeds from a non-Nuveen unit trust with a similar investment strategy. Such purchases entitled to this sales charge reduction may be clas-sified as "Rollover Purchases."

Wrap Account Purchases and certain other investors described in Part B of the Prospectus, may buy Units of the Five-Year Sector Portfolios at the Public Of-fering Price for non-breakpoint purchases minus the concession the Sponsor typically allows for dealers for non-breakpoint purchases.

Wrap Account Purchases and certain other investors described in Part B of the Prospectus may buy Units of the Two-Year Sector Portfolios with a sales charge for the first year equal to the maximum first year sales charge of 2.75% of the Public Offering Price minus the concession paid to dealers for non-break-point purchases. If the Two-Year Sector Portfolio owners hold their Units on or after the Second Year Commencement Date, they must also pay a deferred sales charge of $0.175 per Unit. To reduce the Second Year Deferred Sales Charge to $0.055 per Unit, these investors will receive additional Units equal to the concession paid to dealers for Units held on or after the Second Year Commencement Date.

All distributions (other than the liquidation distribution) from Units that receive the reduced sales charges for Wrap Account Purchases will be invested in additional Units of the Portfolio and will be subject to any remaining de-ferred sales charges.

Each Portfolio's securities are valued by the Evaluator, The Chase Manhattan Bank, generally on the basis of their closing sales prices on the applicable national securities exchange or The Nasdaq Stock Market, Inc. every business day.

The Sponsor intends to periodically create additional Units of the Portfolios. See "Nuveen Defined Portfolios" and "Composition of Trusts" in Part B of the Prospectus for more details.

See "Public Offering Price" and "Market for Units" in Part B for additional information.

Sales or Redemptions

Units may be redeemed by the Trustee, The Chase Manhattan Bank, on any busi-ness day at their current market value. Unitholders who purchase at least 1,000 Units or whose Units are worth $10,000 may elect to be distributed the underlying stock, rather than cash, if the election is made at least five business days prior to a Portfolio's termination.

Although not obligated to do so, the Sponsor may maintain a market for Units and offer to repurchase the Units at prices based on their current market val-ue. If a secondary market is not maintained, a Unitholder may still redeem Units through the Trustee.

During the period ending with the earlier of six months after the Initial Date of Deposit or the end of the initial offering period, the price at which the Trustee will redeem Units and the price at which the Sponsor may repurchase Units include estimated organization costs. After such period, the amount paid will not include such estimated organization costs.

Any applicable deferred sales charges remaining on Units at the time of their sale or redemption will be collected at that time. However, if you

                                      ---
sell or redeem Units of the Two-Year Sector Portfolios prior to the Second Year Commencement Date, you will not pay the Second Year Deferred Sales Charge.

See "Redemption" and "Market for Units" in Part B of the Prospectus for de-tails.

Risk Factors

You can lose money by investing in a Portfolio. Recently, equity markets have experienced significant volatility. Your investment is at risk primarily be-cause of:

 . Market risk

  Market risk is the risk that a particular stock in a Portfolio, the Portfo-lio itself or stocks in general may fall in value. Market value may be af-fected by a variety of factors including:

  --General stock market movements;

  --Changes in the financial condition of an issuer or an industry;

  --Changes in perceptions about an issuer or an industry;

  --Interest rates and inflation;

  --Governmental policies and litigation; and

  --Purchases and sales of securities by the Portfolio.

 . Inflation risk

  Inflation risk is the risk that the value of assets or income from invest-ments will be less in the future as inflation decreases the value of money.

 . Small company risk

  Some of the stocks selected for the Portfolios may be issued by small capi-talization companies. These stocks customarily involve more investment risk than larger capitalization stocks. These additional risks are due in part to the following factors. Small cap companies may:

  --Have limited product lines, markets or financial resources;

  --Have less publicly available information;

  --Lack management depth or experience;

  --Be less liquid;

  --Be more vulnerable to adverse general market or economic developments; and

  --Be dependent upon products that were recently brought to market or key personnel.

 . Concentration risk

  When stocks in a particular industry make up 25% or more of a Portfolio, it is said to be "concentrated" in that industry, which makes a Portfolio less diversified and subject to more market risk. The Portfolios are concentrated in the securities of their respective industries. Please be aware that the industry predictions contained in the Prospectus for each Portfolio may not materialize, and that the companies selected for a Portfolio do not repre-sent its entire industry and such Portfolio may not participate in the ex-pected overall industry growth.

Internet, Networking & Storage, Software and e-Business Industries--Here is what you should know about a concentration in stocks of these industries:

  --Companies involved in these industries must contend with:

   rapid changes in technology;

   worldwide competition;

   rapid obsolescence of products and services;

   cyclical market patterns;

   evolving industry standards;

   frequent new product introductions; and

   government regulation.

  --An unexpected change in one or more of the technologies affecting an is-suer's products or in the market for products based on a particular technology could have an adverse effect on an issuer's operat-ing results.

  --Operating results and customer relationships could be adversely affected by:

   an increase in price for, or an interruption or reduction in supply of, any key components or the loss of key customers; and

   the failure of the issuer to comply with rigorous industry standards.

Financial Services Industry--There are three types of financial services com-panies included in the Glass-Steagall Portfolio: banks and thrifts, insurance companies and investment firms.

  --Banks and thrifts must contend with:

   volatile interest rates;

   the adverse affects of economic recession;

                                      ---
   competition;

   portfolio concentrations in geographic markets and in real estate loans;
   and

   significant regulation.

  --Insurance companies must contend with:

   interest rate movements;

   the imposition of premium rate caps;

   competition and pressure to compete globally;

   weather catastrophes and other disasters that require payouts;

   mortality rates; and

   government regulation or tax law changes.

  --Investment firms must contend with:

   shrinking profit margins due to new competitors;

   the cost of new technology; and

   the pressure to compete globally.

Wireless Communications Industry--Here is what you should know about a concen-tration in stocks of the wireless communications industry:

  --Companies involved in this industry must contend with:

   rapid changes in technology;

   intense competition;

   rapid obsolescence of products and services;

   cyclical market patterns;

   evolving industry standards;

   government regulation; and

   frequent new product introductions.

  --An unexpected change in one or more of the technologies affecting an is-suer's products or in the market for products based on a particular tech-nology could have an adverse effect on an issuer's operating results.

  --Operating results and customer relationships could be adversely affected by:

   an increase in price for, or an interruption or reduction in supply of, any key components or the loss of key customers; and

   the failure of the issuer to comply with rigorous industry standards.

i-Media and Advertising Industries--Here is what you should know about a con-centration in stocks of the i-Media and advertising industries:

  --Companies involved in these industries must contend with:

   rapid changes in technology;

   worldwide competition;

   changes in the advertising industry and advertising spending;

   cyclical market patterns;

   evolving industry standards;

   frequent new product introductions; and

   government regulation.

  --The media industry may be significantly affected by the federal deregula-tion of the cable and broadcasting industries.

  --An unexpected change in one or more of the technologies affecting an is-suer's products or in the market for products based on a particular tech-nology could have an adverse effect on an issuer's operating results.

  --Operating results and customer relationships could be adversely affected by:

   an increase in price for, or an interruption or reduction in supply of, any key components or the loss of key customers; and

   the failure of the issuer to comply with rigorous industry standards.

Additionally, companies in each of the Portfolios may have:

  --Exceptionally high price-to-earnings ratios with little or no earnings histories; and

  --Extreme price and volume fluctuations that may be unrelated to their oper-ating performance.

 . Foreign risks

  Certain of the securities included in the Portfolios may be foreign securi-ties or American Depositary Receipts ("ADRs") of foreign companies. ADRs are denominated in U.S. dollars and are typically issued by a U.S. bank or trust company. An ADR evidences ownership of an underlying foreign security. For-eign securities present risks beyond securities of U.S. issuers. Foreign companies may be affected by:

  --adverse political, diplomatic and economic developments;

  --changes in foreign currency exchange rates; and

  --taxes and less publicly available information.

                                      ---

Distributions

Income Distributions

Cash dividends received by a Portfolio, net of expenses, will be paid each June 30 and December 31 ("Income Distribution Dates"), beginning June 30, 2000, to Unitholders of record each June 15 and December 15 ("Income Record Dates"), respectively.

Capital Distributions

Distributions of funds in the Capital Account, net of expenses, will be made when a Portfolio terminates. In certain circumstances, additional distribu-tions may be made.

See "Distributions To Unitholders" in Part B of the Prospectus for more de-tails.

General Information

Termination

Commencing on January 4, 2002 and January 4, 2005 for the Two-Year Sector Portfolios and the Five-Year Sector Portfolios, respectively, the Mandatory Termination Dates, the securities in the applicable Portfolio will begin to be sold as prescribed by the Sponsor. The Trustee will provide written notice of the termination to Unitholders which will specify when certificates may be surrendered.

Unitholders will receive a cash distribution within a reasonable time after a Portfolio terminates. However, Unitholders who purchase at least 1,000 Units or whose Units are worth $10,000 may elect to be distributed the underlying stock if the election is made at least five business days prior to a Portfo-lio's termination. See "Distributions to Unitholders" and "Other Information-- Termination of Indenture" in Part B of the Prospectus for more details.

The Sponsor

Since our founding in 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. Today, we offer a range of equity and fixed-income unit trusts designed to suit the unique circumstances and financial planning needs of mature investors. Nuveen, a leader in tax-ef-ficient investing, believes that a carefully selected portfolio can play an important role in building and sustaining the wealth of a lifetime. More than
1.3 million investors have trusted Nuveen to help them maintain the lifestyle they currently enjoy.

The prospectus describes in detail the investment objectives, policies and risks of the Portfolio. We invite you to discuss the contents with your finan-cial adviser, or you may call us at 800-257-8787 for additional information.

Optional Features

Letter of Intent (LOI)

Investors may use a Letter of Intent to get reduced sales charges on purchases made over a 13-month period (and to take advantage of dollar cost averaging). Unitholders will not be permitted to apply future rollover purchases to sat-isfy the LOI amount. The minimum LOI investment is $50,000. See "Public Offer-ing Price" in Part B of the Prospectus for details.

Reinvestment

Distributions from a Portfolio can be invested with no sales charge into Nuveen mutual or money market funds. Also, income and certain capital distri-butions from a Portfolio can be reinvested into additional Units of the Port-folio. Distributions reinvested into a Portfolio are subject to any remaining deferred sales charges. See "Distributions to Unitholders" and "Accumulation Plan" in Part B of the Prospectus for details.

Nuveen Mutual Funds

Portfolio purchases may be applied toward breakpoint pricing discounts for Nuveen Mutual Funds. For more information about Nuveen investment products, obtain a prospectus from your financial adviser.

                                      ---

-------------------------------------------------------------------------------
Notes to Portfolios

---------
(1) All securities are represented by regular way contracts to purchase such securities for the performance of which an irrevocable letter of credit has been deposited with the Trustee. The contracts to purchase the securi-ties were entered into by the Sponsor on January 4, 2000.

(2) The cost of the securities to the Portfolio represents the aggregate un-derlying value with respect to the securities acquired (generally deter-mined by the closing sale prices of the listed securities on the business day preceding the Initial Date of Deposit). The valuation of the securi-ties has been determined by the Trustee. As of the Initial Date of Depos-it, other information regarding the securities is as follows:

                                                            Estimated   Estimated Net
                                                          Annual Income Annual Income
                              Value of  Cost to   Gain    Distributions Distributions
                             Securities Sponsor  (loss)   Per Portfolio    Per Unit
                             ---------- -------- -------  ------------- --------------
   Nuveen e-Business Two-
    Year Sector Portfolio..   $124,669  $124,912 $  (243)    $   86     Not Applicable
   Nuveen i-Media &
    Advertising Two-Year
    Sector Portfolio.......    124,050   124,297    (246)       406           $0.01215
   Nuveen Networking &
    Storage Two-Year Sector
    Portfolio..............    123,062   123,166    (104)        80     Not Applicable
   Nuveen Software
    Weblications Two-Year
    Sector Portfolio.......    123,630   123,652     (22)        77     Not Applicable
   Nuveen Wireless Two-Year
    Sector Portfolio.......    124,527   125,800  (1,273)       281            0.00360
   Nuveen e-Business Five-
    Year Sector Portfolio..    124,669   124,912    (243)        86     Not Applicable
   Nuveen Glass-Steagall
    Five-Year Sector
    Portfolio..............    150,382   150,490    (108)     3,315            0.19799
   Nuveen i-Media &
    Advertising Five-Year
    Sector Portfolio.......    124,050   124,297    (246)       406            0.01215
   Nuveen Networking &
    Storage Five-Year
    Sector Portfolio.......    123,062   123,166    (104)        80     Not Applicable
   Nuveen Software
    Weblications Five-Year
    Sector Portfolio.......    123,630   123,652     (22)        77     Not Applicable
   Nuveen Wireless Five-
    Year Sector Portfolio..    124,527   125,800  (1,273)       281            0.00360

  Estimated Annual Income Distributions are based on the most recent ordinary dividend paid on that security. Estimated Net Annual Income Distributions per Unit are based on the number of Units, the fractional undivided interest in the securities per Unit and the aggregate value of the securities per Unit as of the Initial Date of Deposit. Investors should note that the actual amount of income distributed per Unit by the Portfolio will vary from the estimated amount due to a variety of factors including, changes in the items described in the preceding sentence, expenses and actual dividends declared and paid by the issuers of the securities.

(3) Current Dividend Yield for each security was calculated by annualizing the last quarterly or semi-annual ordinary dividend declared on that security and dividing the result by that security's closing sale price on the busi-ness day prior to the Initial Date of Deposit.

Please note that if this prospectus is used as a preliminary prospectus for future Nuveen Defined Portfolios, the portfolio will contain different stocks from those described above.

-------------------------------------------------------------------------------

                                      ---

Statements of Condition

(at the Initial Date of Deposit, January 5, 2000)

                                         i-Media &  Networking &   Software
                             e-Business Advertising   Storage    Weblications Wireless
                              Two-Year   Two-Year     Two-Year     Two-Year   Two-Year
                               Sector     Sector       Sector       Sector     Sector
                             Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
Trust Property               ---------- ----------- ------------ ------------ ---------
Investment in securities
 represented by purchase
 contracts(1)(2)..........    $124,669   $124,050     $123,062     $123,630   $124,527
                              ========   ========     ========     ========   ========  ===
Liabilities and Interest of
Unitholders
Liabilities:
  Deferred sales
   charge(3)..............    $  4,407   $  4,386     $  4,351     $  4,370   $  4,402
  Reimbursement of Sponsor
   for organization
   costs(4)...............    $    283   $    282     $    280     $    281   $    283
                              --------   --------     --------     --------   --------
     Total................    $  4,690   $  4,668     $  4,631     $  4,651   $  4,685
                              ========   ========     ========     ========   ========
Interest of Unitholders:
  Units of fractional
   undivided interest
   outstanding............      12,592     12,530       12,431       12,487     12,578
                              --------   --------     --------     --------   --------
  Cost to investors(5)....    $125,872   $125,246     $124,249     $124,823   $125,729
   Less: Gross
    underwriting
    commission(6).........    $  5,610   $  5,582     $  5,538     $  5,563   $  5,604
   Less: Organization
    costs(4)..............    $    283   $    282     $    280     $    281   $    283
                              --------   --------     --------     --------   --------
  Net amount applicable to
   investors..............    $119,979   $119,382     $118,431     $118,979   $119,842
                              --------   --------     --------     --------   --------
     Total................    $124,669   $124,050     $123,062     $123,630   $124,527
                              ========   ========     ========     ========   ========

---------

(1) Aggregate cost of securities listed under "Schedule of Investments" is based on their aggregate underlying value.

(2) An irrevocable letter of credit has been deposited with the Trustee as collateral, which is sufficient to cover the monies necessary for the pur-chase of the securities pursuant to contracts for the purchase of such se-curities.

(3) Represents the amount of mandatory distributions from a Portfolio ($0.175 per Unit for the Two-Year Sector Portfolios), payable to the Sponsor. Unitholders of the Two-Year Sector Portfolios who hold their Units on or after the Second Year Commencement Date will be assessed an additional de-ferred sales charge ($0.175 per Unit) for the Second Year Deferred Period. Such deferred charge is not represented in the amount reflected.

(4) A portion of the Public Offering Price consists of an amount sufficient to reimburse the Sponsor for all or a portion of the costs of establishing a Portfolio. These costs have been estimated at $0.0225 per Unit for each Portfolio. A payment will be made as of the earlier of six months after the Initial Date of Deposit or the end of the initial offering period to an account maintained by the Trustee from which the obligations of the in-vestors to the Sponsor will be satisfied. To the extent that actual organ-ization costs are greater than the estimated amount, only the estimated organization costs added to the Public Offering Price will be reimbursed to the Sponsor and deducted from the assets of a Portfolio.

(5) Aggregate Public Offering Price computed as set forth under "PUBLIC OFFER-ING PRICE" in Part B of this Prospectus.

(6) The gross underwriting commission of 4.50% per Unit includes both an up-front and a deferred sales charge and has been calculated on the assump-tion that the Units sold are not subject to a reduction of sales charges for quantity purchases and that all Units are held on or after the Second Year Commencement Date, if applicable. In single transactions involving 5,000 Units or more, the sales charge is reduced. (See "PUBLIC OFFERING PRICE" in Part B of this Prospectus.)


                                      ---

(at the Initial Date of Deposit, January 5, 2000)

                                                     i-Media &  Networking &   Software
                          e-Business Glass-Steagall Advertising   Storage    Weblications Wireless
                          Five-Year    Five-Year     Five-Year   Five-Year    Five-Year   Five-Year
                            Sector       Sector       Sector       Sector       Sector     Sector
                          Portfolio    Portfolio     Portfolio   Portfolio    portfolio   Portfolio
Trust Property            ---------- -------------- ----------- ------------ ------------ ---------
Investment in securities
 represented by purchase
 contracts(1)(2)........   $124,669     $150,382     $124,050     $123,062     $123,630   $124,527
                           ========     ========     ========     ========     ========   ========
Liabilities and Interest
 of Unitholders
Liabilities:
  Deferred sales
   charge(3)............   $  4,407     $  5,316     $  4,386     $  4,351     $  4,370   $  4,402
  Reimbursement of Spon-
   sor for
   organization
   costs(4).............   $    283     $    342     $    282     $    280     $    281   $    283
                           --------     --------     --------     --------     --------   --------
     Total..............   $  4,690     $  5,658     $  4,668     $  4,631     $  4,651   $  4,685
                           ========     ========     ========     ========     ========   ========
Interest of Unitholders:
  Units of fractional
   undivided interest
   outstanding..........     12,592       15,190       12,530       12,431       12,487     12,578
                           --------     --------     --------     --------     --------   --------
  Cost to investors(5)..   $125,872     $151,833     $125,246     $124,249     $124,823   $125,729
   Less: Gross under-
    writing
    commission(6).......   $  5,610     $  6,766     $  5,582     $  5,537     $  5,563   $  5,604
   Less: Organization
    costs(4)............   $    283     $    342     $    282     $    280     $    281   $    283
                           --------     --------     --------     --------     --------   --------
  Net amount applicable
   to investors.........   $119,979     $144,725     $119,382     $118,432     $118,979   $119,842
                           --------     --------     --------     --------     --------   --------
     Total..............   $124,669     $150,383     $124,050     $123,063     $123,630   $124,527
                           ========     ========     ========     ========     ========   ========

---------

(1) Aggregate cost of securities listed under "Schedule of Investments" is based on their aggregate underlying value.

(2) An irrevocable letter of credit has been deposited with the Trustee as collateral, which is sufficient to cover the monies necessary for the pur-chase of the securities pursuant to contracts for the purchase of such se-curities.

(3) Represents the amount of mandatory distributions from a Portfolio ($0.35 per Unit for the Five-Year Sector Portfolios), payable to the Sponsor.

(4) A portion of the Public Offering Price consists of an amount sufficient to reimburse the Sponsor for all or a portion of the costs of establishing a Portfolio. These costs have been estimated at $0.0225 per Unit for each Portfolio. A payment will be made as of the earlier of six months after the Initial Date of Deposit or the end of the initial offering period to an account maintained by the Trustee from which the obligations of the in-vestors to the Sponsor will be satisfied. To the extent that actual organ-ization costs are greater than the estimated amount, only the estimated organization costs added to the Public Offering Price will be reimbursed to the Sponsor and deducted from the assets of a Portfolio.

(5) Aggregate Public Offering Price computed as set forth under "PUBLIC OFFER-ING PRICE" in Part B of this Prospectus.

(6) The gross underwriting commission of 4.50% per Unit includes both an up-front and a deferred sales charge and has been calculated on the assump-tion that the Units sold are not subject to a reduction of sales charges for quantity purchases and that all Units are held on or after the Second Year Commencement Date, if applicable. In single transactions involving 5,000 Units or more, the sales charge is reduced. (See "PUBLIC OFFERING PRICE" in Part B of this Prospectus.)

                                      ---

Report of Independent Public Accountants

To the Board of Directors of John Nuveen & Co. Incorporated and Unitholders of Nuveen Unit Trusts, Series 75:

We have audited the accompanying statements of condition and the schedules of investments at date of deposit (included in Part A of this Prospectus) of Nuveen Unit Trusts, Series 75 as of January 5, 2000. These financial state-ments are the responsibility of the Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence sup-porting the amounts and disclosures in the financial statements. Our proce-dures included confirmation of the irrevocable letter of credit arrangement for the purchase of securities, described in Note (2) to the statements of condition, by correspondence with the Trustee. An audit also includes assess-ing the accounting principles used and significant estimates made by the Spon-sor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statements of condition and the schedules of investments at date of deposit referred to above present fairly, in all material respects, the financial position of Nuveen Unit Trusts, Series 75, as of January 5, 2000, in conformity with generally accepted accounting principles.

                                                ARTHUR ANDERSEN LLP

Chicago, Illinois

January 5, 2000

                                      ---

Defined                  NUVEEN UNIT TRUSTS, SERIES 75
Portfolios                    PROSPECTUS -- PART A

                              January 5, 2000

                              Sponsor       John Nuveen & Co. Incorporated
                                            333 West Wacker Drive
                                            Chicago, IL 60606-1286
                                            Telephone: 312-917-7700


                              Trustee       The Chase Manhattan Bank
                                            4 New York Plaza
                                            New York, NY 10004-2413
                                            Telephone: 800-257-8787

  This Prospectus does not contain complete information about the Portfolio filed with the Securities and Exchange Commission in Washington, DC under the:

  Securities Act of 1933 (file no. 333-92833)

  Investment Company Act of 1940 (file no. 811-08103)

  To obtain copies at proscribed rates--
    Write: Public Reference Section of the Commission, 450 Fifth Street NW,
           Washington, DC 20549-6009
    Call:  (800) SEC-0330
    Visit: http://www.sec.gov

  No person is authorized to give any information or representation about the Portfolio not contained in Parts A or B of this Prospectus or the Information Supplement, and you should not rely on any other information.

  When Units of the Portfolio are no longer available or for investors who will reinvest into subsequent series of the Portfolio, this Prospectus may be used as a preliminary Prospectus for a future series. If this is the case, investors should note the following:

    1. Information in this Prospectus is not complete and may be changed;

    2. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective; and

    3. This prospectus is not an offer to sell the securities of a future series and is not soliciting an offer to buy such securities in any state where the offer or sale is not permitted.

Defined Portfolios

Nuveen Equity Portfolio Prospectus

         Prospectus Part B dated January 5, 2000

  The Prospectus for a Nuveen Defined Portfolio (a "Trust") is divided into two parts. Part A of the Prospectus relates exclusively to a particular Trust or Trusts and provides specific information regarding each Trust's portfolio, strategies, investment objectives, expenses, financial highlights, income and capital distributions, hypothetical performance information, risk factors and optional features. Part B of the Prospectus provides more general information regarding the Nuveen Defined Portfolios. You should read both Parts of the Prospectus and retain them for future reference. Except as provided in Part A of the Prospectus, the information contained in this Part B will apply to each Trust.

  Additional information about the Trusts is provided in the Information Supplement. You can receive an Information Supplement by calling The Chase Manhattan Bank (the "Trustee") at (800) 257-8787.

Nuveen Defined Portfolios

Each Nuveen Defined Portfolio consists of a portfolio of Securities of companies described in the applicable Part A of the Prospectus (see "Schedule of Investments" in Part A of the Prospectus for a list of the Securities included in a Trust).

Minimum Investment--$1,000 or 100 Units ($500 or nearest whole number of Units whose value is less than $500 for IRA purchases), whichever is less.

Redeemable Units. Units of a Trust are redeemable at the offices of the Trustee at prices based upon the aggregate underlying value of the Securities (generally determined by the closing sale prices of listed Securities and the bid prices of over-the-counter traded Securities). During the period ending with the earlier of six months after the Initial Date of Deposit or the end of the initial offering period, the Redemption Price per Unit includes estimated organization costs per Unit. After such period, the Redemption Price will not include such estimated organization costs. See "Risk/Return Summary--Fees and Expenses" in Part A of the Prospectus for the organization costs and see "REDEMPTION" herein for a more detailed discussion of redeeming your Units.

Dividend and Capital Distributions. Cash dividends received by a Trust will be paid on those dates set forth under "Distributions" in Part A of the Prospectus. Distributions of funds in the Capital Account, if any, will be made as part of the final liquidation distribution, if applicable, and in certain circumstances, earlier. See "DISTRIBUTIONS TO UNITHOLDERS."

Public Offering Price. Public Offering Price of a Trust during the Initial Offering Period is based upon the aggregate underlying value of the Securities in the Trust's portfolio (generally determined by the closing sale prices of the listed Securities and the ask prices of over-the-counter traded Securities) plus or minus cash, if any, in the Income and Capital Accounts of the Trust, plus a sales charge as set forth in Part A of the Prospectus and is rounded to the nearest cent. The Public Offering Price during the period ending with the earlier of six months after the Initial Date of Deposit or the end of the initial offering period also includes organization costs incurred in establishing a Trust. These costs will be deducted from the assets of the Trust as of the close of such period. See "Risk/Return Summary-Fees and Expenses" in Part A of the Prospectus. For Units purchased in the secondary market, the Public Offering Price is based upon the aggregate underlying value of the Securities in the Trust (generally determined by the closing sale prices of the listed Securities and the bid prices of over-the-counter traded Securities) plus the applicable sales charges. A pro rata share of accumulated dividends, if any, in the Income Account from the preceding Record Date to, but not including, the settlement date (normally three business days after purchase) is added to the Public Offering Price. (See "PUBLIC OFFERING PRICE.")

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
NUVEEN DEFINED PORTFOLIOS..................................................   3
COMPOSITION OF TRUSTS......................................................   4
PUBLIC OFFERING PRICE......................................................   6
MARKET FOR UNITS...........................................................   9
EVALUATION OF SECURITIES AT THE INITIAL DATE OF DEPOSIT....................  10
TAX STATUS.................................................................  10
RETIREMENT PLANS...........................................................  15
TRUST OPERATING EXPENSES...................................................  15
DISTRIBUTIONS TO UNITHOLDERS...............................................  16
ACCUMULATION PLAN..........................................................  17
REPORTS TO UNITHOLDERS.....................................................  18
UNIT VALUE AND EVALUATION..................................................  18
DISTRIBUTIONS OF UNITS TO THE PUBLIC.......................................  19
OWNERSHIP AND TRANSFER OF UNITS............................................  21
REPLACEMENT OF LOST, STOLEN OR DESTROYED CERTIFICATES......................  21
REDEMPTION.................................................................  21
SPECIAL REDEMPTION, LIQUIDATION AND INVESTMENT IN A NEW TRUST..............  23
PURCHASE OF UNITS BY THE SPONSOR...........................................  25
REMOVAL OF SECURITIES FROM THE TRUSTS......................................  25
INFORMATION ABOUT THE TRUSTEE..............................................  26
LIMITATIONS ON LIABILITIES OF SPONSOR AND TRUSTEE..........................  26
SUCCESSOR TRUSTEES AND SPONSORS............................................  26
INFORMATION ABOUT THE SPONSOR..............................................  27
INFORMATION ABOUT THE EVALUATOR............................................  27
FORTUNE LICENSE AGREEMENT..................................................  28
OTHER INFORMATION..........................................................  28
LEGAL OPINION..............................................................  29
AUDITORS...................................................................  29
SUPPLEMENTAL INFORMATION...................................................  29

Nuveen Defined Portfolios

  This Nuveen Defined Portfolio is one of a series of separate but similar investment companies created by the Sponsor, each of which is designated by a different Series number. The Nuveen Defined Portfolios consist of, among others, Strategy Trusts and Sector Trusts. Strategy Trusts include, but are not limited to, Nuveen-Standard & Poor's Quality Buyback Portfolios, Nuveen Dow 5SM and Dow 10SM Portfolios, Nuveen Legacy Portfolios, Nuveen Rittenhouse Concentrated Growth Portfolios, Nuveen-FORTUNE's America's Most Admired Companies Portfolios, Arvest Regional ImpactTM Portfolios, Harris Insight(R) Multi-Sector Portfolios, Dorsey, Wright Relative Strength 5 Portfolios, Peroni Top Ten Picks Portfolios and Peroni Growth Portfolios. Sector Trusts include, but are not limited to, Nuveen Dow JonesSM Energy Sector Portfolios, Nuveen Dow JonesSM Financial Services Sector Portfolios, Nuveen Dow JonesSM Pharmaceutical Sector Portfolios, Nuveen Dow JonesSM Precious Metals Sector Portfolios, Nuveen Dow JonesSM Technology Sector Portfolios, Nuveen Communications Sector Portfolios, Nuveen Bandwidth Sector Portfolios, Nuveen Consumer Electronics Sector Portfolios, Nuveen Digital Sector Portfolios, Nuveen e-Commerce Sector Portfolios, Nuveen e-Finance Sector Portfolios, Nuveen Internet Sector Portfolios, Nuveen Retail Sector Portfolios, Nuveen Semiconductor Sector Portfolios, Nuveen Utility Sector Portfolios, Nuveen Wireless Sector Portfolios, Nuveen e-Business Sector Portfolios, Nuveen Glass-Steagall Sector Portfolios, Nuveen i-Media & Advertising Sector Portfolios, Nuveen Networking & Storage Sector Portfolios, and Nuveen Software Weblications Sector Portfolios.

  The underlying unit investment trusts contained in this Series are combined under one Trust Indenture and Agreement. Specific information regarding each Trust is set forth in Part A of this Prospectus. The various Nuveen Defined Portfolios are collectively referred to herein as the "Trusts." This Series was created under the laws of the State of New York pursuant to a Trust Indenture and Agreement dated the Initial Date of Deposit (the "Indenture") between John Nuveen & Co. Incorporated ("Nuveen" or the "Sponsor") and The Chase Manhattan Bank (the "Trustee").

  The Sponsor has deposited with the Trustee delivery statements relating to contracts for the purchase of the securities of the companies described in the applicable Part A of the Prospectus, together with funds represented by an irrevocable letter of credit issued by a major commercial bank in the amount required for their purchase (or the securities themselves). See "Schedule of Investments" in Part A of the Prospectus, for a description of the Securities deposited in the applicable Trust. See also, "Risk/Return Summary" and "Risk Factors" in Part A of the Prospectus. As used herein, the term "Securities" means the Securities (including contracts for the purchase thereof) initially deposited in each Trust and described in the related portfolio and any additional equity securities that may be held by a Trust.

  The Trustee has delivered to the Sponsor registered Units which represent ownership of the entire Trust, and which are offered for sale by this Prospectus. Each Unit of a Trust represents a fractional undivided interest in the Securities deposited in such Trust. Units may only be sold in states in which they are registered. To the extent that any Units of any Trust are redeemed by the Trustee, the aggregate value of the Trust's assets will decrease by the amount paid to the redeeming Unitholder, but the fractional undivided interest of each unredeemed Unit in such Trust will increase proportionately. The Sponsor will initially, and from time to time thereafter, hold Units in connection with their offering.

  Additional Units of a Trust may be issued from time to time following the Initial Date of Deposit by depositing in such Trust additional Securities (or contracts therefore backed by an irrevocable letter of credit or cash) or cash (including a letter of credit) with instructions to purchase additional Securities in the Trust. As additional Units are issued by a Trust as a result of the deposit of additional Securities or cash by the Sponsor, the aggregate value of the Securities in a Trust will be increased and the fractional undivided interest in such Trust represented by each Unit will be decreased. The Sponsor may continue to make additional deposits of Securities, or cash with instructions to purchase additional Securities, into a Trust following the Initial Date of Deposit, provided that such additional deposits will be in amounts which will maintain, within reasonable parameters, the same original proportionate relationship among the Securities in such Trust established on the Initial Date of Deposit. Thus, although additional Units will be issued, each Unit will continue to represent the same proportionate amount of each Security. To the extent that any Units are redeemed by the Trustee or additional Units are issued as a result of additional Securities or cash being deposited by the Sponsor, the fractional undivided interest in a Trust represented by each unredeemed Unit will decrease or increase accordingly, although the actual interest in such Trust represented by such fraction will remain unchanged. If the Sponsor deposits cash, however, existing and new investors may experience a dilution of their investment and a reduction in their anticipated income because of fluctuations in the price of the Securities between the time of the cash deposit and the purchase of the Securities and because the Trust will pay the associated brokerage fees. To minimize this effect, the Trust will try to purchase the Securities as close to the evaluation time or as close to the evaluation price as possible. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until termination of the Indenture.

  The Sponsor may realize a profit (or sustain a loss) as of the opening of business on the Initial Date of Deposit resulting from the difference between the purchase prices of the Securities and the cost of such Securities to the Trust, which is based on the evaluation of the Securities as of the opening of business on the Initial Date of Deposit. (See "Schedule of Investments" in Part A of the Prospectus.) The Sponsor may also be considered to have realized a profit or to have sustained a loss, as the case may be, in the amount of any difference between the cost of the Securities to the Trust (which is based on the Evaluator's determination of the aggregate value of the underlying Securities of the Trust) on the subsequent date(s) of deposit and the cost of such Securities to Nuveen, if applicable.

Composition of Trusts

  Each Trust initially consists of delivery statements relating to contracts to purchase Securities (or of such Securities) as are listed under "Schedule of Investments" in Part A of this Prospectus and, thereafter, of such Securities as may continue to be held from time to time (including certain securities deposited in the Trust to create additional Units or in substitution for Securities not delivered to a Trust). To assist the Sponsor in selecting Securities for certain Trusts, the Sponsor may use its own resources to pay outside research service providers.

  Limited Replacement of Certain Securities. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any Security. In the event of a failure to deliver any Security that has been purchased for a Trust under a contract, including those Securities purchased on a when, as and if issued basis ("Failed Securities"), the Sponsor is authorized under the Indenture to direct the Trustee to acquire other specified Securities ("Replacement Securities") to make up the original corpus of the Trust within 20 days after delivery of notice of the failed contract and the cost to the Trust may not exceed the amount of funds reserved for the purchase of the Failed Securities.

  If the right of limited substitution described in the preceding paragraph is not utilized to acquire Replacement Securities in the event of a failed contract, the Sponsor will refund the sales charge attributable to such Failed Securities to all Unitholders of the Trust and the Trustee will distribute the principal attributable to such Failed Securities not more than 120 days after the date on which the Trustee received a notice from the Sponsor that a Replacement Security would not be deposited in the Trust. In addition, Unitholders should be aware that, at the time of receipt of such principal, they may not be able to reinvest such proceeds in other securities with equivalent growth potential at a comparable price.

  The Indenture also authorizes the Sponsor to increase the size of the Trust and the number of Units thereof by the deposit of additional Securities in the Trust or cash (including a letter of credit) with instructions to purchase additional Securities in the Trust and the issuance of a corresponding number of additional Units. If the Sponsor deposits cash, however, existing and new investors may experience a dilution of their investment and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the cash deposit and the purchase of the Securities and because the Trust will pay the associated brokerage fees.

  Sale of Securities. Certain of the Securities may from time to time under certain circumstances be sold. The proceeds from such events will be used to pay for expenses or for Units redeemed or distributed to Unitholders and not reinvested; accordingly, no assurance can be given that a Trust will retain for any length of time its present size and composition.

  Whether or not the Securities are listed on a securities exchange, the principal trading market for the Securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the Securities may depend on whether dealers will make a market in the Securities. There can be no assurance that a market will be made for any of the Securities, that any market for the Securities will be maintained or of the liquidity of the Securities in any markets made. In addition, the Trust may be restricted under the Investment Company Act of 1940 from selling Securities to the Sponsor. The price at which the Securities may be sold to meet redemptions and the value of a Trust will be adversely affected if trading markets for the Securities are limited or absent. There can be no assurance that a Trust or, if applicable, successive trusts that employ the same or a similar investment strategy, will achieve their investment objectives.

  Year 2000 Problem. Like other investment companies, financial and business organizations and individuals around the world a Trust could be adversely affected if the computer systems used by the Sponsor or Trustee or other service providers to such Trust do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Sponsor and Trustee have taken steps that they believe are reasonably designed to address the Year 2000 Problem with respect to computer systems that they use and to obtain reasonable assurances that comparable steps have been taken by a Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to a Trust.

  The Year 2000 Problem may impact corporations and other parties, which may include issuers of the Securities contained in a Trust, to varying degrees based upon various factors, including, but not limited to, their industry sector and degree of technological sophistication. The Sponsor is unable to predict what impact, if any, the Year 2000 Problem will have on issuers of the Securities contained in a Trust. Foreign issuers are believed to be exposed to greater risk by the Year 2000 Problem than domestic issuers.

  Legislation. At any time after the Initial Date of Deposit, legislation may be enacted, with respect to the Securities in a Trust or the issuers of the Securities. Changing approaches to regulation, particularly with respect to the environment or with respect to the petroleum or tobacco industry, may have a negative impact on certain companies represented in a Trust. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on a Trust or will not impair the ability of the issuers of the Securities to achieve their business goals.

  Unitholders will be unable to dispose of any of the Securities in a Trust and will not be able to vote the Securities. As the holder of the Securities, the Trustee will have the right to vote all of the voting stocks in a Trust and will vote such stocks in accordance with the instructions of the Sponsor.

  Litigation. Except as provided in Part A of the Prospectus, to the best knowledge of the Sponsor, there is no litigation pending as of the Initial Date of Deposit in respect of any Securities which might reasonably be expected to have a material adverse effect on any of the Trusts. It is possible that after the Initial Date of Deposit, litigation may be initiated with respect to Securities in any Trust or current litigation may have unexpected results. The Sponsor is unable to predict whether any such litigation may have such results or may be instituted, or if instituted, whether any such litigation might have a material adverse effect on the Trusts.

  Nuveen has obtained the descriptions of the companies in Part A from sources it deems reliable. However, Nuveen has not independently verified the accuracy or completeness of the information provided.

Public Offering Price

  The Public Offering Price of the Units is based on the aggregate underlying value of the Securities in the Trust (generally determined by the closing sale prices of listed Securities and the ask prices of over-the-counter traded Securities), plus or minus cash, if any, in the Income and Capital Accounts of the Trust, plus an initial sales charge equal to the difference between the maximum sales charge (as set forth in Part A of the Prospectus) per Unit and the maximum remaining deferred sales charge (as set forth in Part A of the Prospectus) and is rounded to the nearest cent. In addition, a portion of the Public Offering Price during the initial offering period also consists of Securities in an amount sufficient to pay for all or a portion of the costs incurred in establishing a Trust, including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of each Trust portfolio, the initial evaluation, legal fees, the initial fees and expenses of the Trustee and any non-material out-of-pocket expenses.

  The Securities purchased with the portion of the Public Offering Price intended to be used to reimburse the Sponsor for the Trust's organization costs will be purchased in the same proportionate relationship as all the Securities contained in the Trust. Securities will be sold to reimburse the Sponsor for the Trust's organization costs at the earlier of six months after the Initial Date of Deposit or the end of the initial offering period (a shorter time period than the life of the Trust). During the period ending with the earlier of six months after the Initial Date of Deposit or the end of the initial offering period, there may be a decrease in the value of the Securities. To the extent the proceeds from the sale of these Securities are insufficient to repay the Sponsor for the Trust organization costs, the Trustee will sell additional Securities to allow the Trust to fully reimburse the Sponsor. In that event, the net asset value per Unit will be reduced by the amount of additional Securities sold. Although the dollar amount of the reimbursement due to the Sponsor will remain fixed and will never exceed the amount per Unit set forth for the Trusts in "Statement of Condition," this will result in a greater effective cost per Unit to Unitholders for the reimbursement to the Sponsor. When Securities are sold to reimburse the Sponsor for organization costs, the Trustee will sell such Securities to an extent which will maintain the same proportionate relationship among the Securities contained in the Trust as existed prior to such sale. See "Risk/Return Summary--Fees and Expenses" in Part A of the Prospectus.

  Commencing on those dates set forth under "Risk/Return Summary--Fees and Expenses" in Part A of this Prospectus, a deferred sales charge in an amount described in Part A of the Prospectus will be assessed per Unit per applicable month. If so provided in Part A of the Prospectus, Unitholders who elect to roll their Units into a new series of the Trust or a trust with a similar investment strategy during the Mid-term Special Redemption and Liquidation Period (as described under "Rollover Trusts" and "How to Buy and Sell Units-- Sales or Redemptions" in Part A of the Prospectus) or Unitholders who sell or redeem their Units prior to the Second Year Commencement Date (as defined in Part A of the Prospectus) will not be subject to the Second Year Deferred Sales Charge (see "Risk/Return Summary--Fees and Expenses" in Part A of the Prospectus) and accordingly are only responsible for the remaining First Year Deferred Sales Charge (see "Fees and Expenses" in Part A of the Prospectus). The deferred sales charges will be paid from funds in the Capital Account, if sufficient, or from the periodic sale of Securities. A pro rata share of accumulated dividends, if any, in the Income Account from the preceding Record Date to, but not including, the settlement date (normally three business days after purchase) is added to the Public Offering Price. The total maximum sales charge assessed to Unitholders on a per Unit basis will be the amount set forth in "Risk/Return Summary--Fees and Expenses" in Part A of the Prospectus. See "UNIT VALUE AND EVALUATION."

  The sales charge applicable to quantity purchases is reduced on a graduated scale as set forth in Part A of this Prospectus. For purposes of calculating the applicable sales charge, purchasers who have indicated their intent to purchase a specified amount of Units of any Nuveen unit investment trust in the primary or secondary offering period by executing and delivering a letter of intent to the Sponsor, which letter of intent must be in a form acceptable to the Sponsor and shall have a maximum duration of thirteen months, will be eligible to receive a reduced sales charge according to the graduated scale provided in Part A of this Prospectus, based on the amount of intended aggregate purchases (excluding purchases which are subject only to a deferred sales charge) as expressed in the letter of intent. For purposes of letter of intent calculations, units of equity products are valued at $10 per unit. Due to administrative limitations and in order to permit adequate tracking, the only secondary market purchases that will be permitted to be applied toward the intended specified amount and that will receive the corresponding reduced sales charge are those Units that are acquired through or from the Sponsor. By establishing a letter of intent, a Unitholder agrees that the first purchase of Units following the execution of such letter of intent will be at least 5% of the total amount of the intended aggregate purchases expressed in such Unitholder's letter of intent. Further, through the establishment of the letter of intent, such Unitholder agrees that Units representing 5% of the total amount of the intended purchases will be held in escrow by the Trustee pending completion of these purchases. All distributions on Units held in escrow will be credited to such Unitholder's account. If total purchases prior to the expiration of the letter of intent period equal or exceed the amount specified in a Unitholder's letter of intent, the Units held in escrow will be transferred to such Unitholder's account. A Unitholder who purchases Units during the letter of intent period in excess of the number of Units specified in a Unitholder's letter of intent, the amount of which would cause the Unitholder to be eligible to receive an additional sales charge reduction, will be allowed such additional sales charge reduction on the purchase of Units which caused the Unitholder to reach such new breakpoint level and on all additional purchases of Units during the letter of intent period. If the total purchases are less than the amount specified, the Unitholder involved must pay the Sponsor an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied; the Unitholder will, however, be entitled to any reduced sales charge qualified for by reaching any lower breakpoint level. If such Unitholder does not pay the additional amount within 20 days after written request by the Sponsor or the Unitholder's securities representative, the Sponsor will instruct the Trustee to redeem an appropriate number of the escrowed Units to meet the required payment. By establishing a letter of intent, a Unitholder irrevocably appoints the Sponsor as attorney to give instructions to redeem any or all of such Unitholder's escrowed Units, with full power of substitution in the premises. A Unitholder or his securities representative must notify the Sponsor whenever such Unitholder makes a purchase of Units that he wishes to be counted towards the intended amount.

  For "secondary market" sales, the Public Offering Price is based on the aggregate underlying value of the Securities in a Trust (generally determined by the closing sale prices of listed Securities and the bid prices of over-the-counter traded Securities), plus or minus cash, if any, in the Income and Capital Accounts of a Trust, plus an initial sales charge equal to the difference between the maximum sales charge and any remaining deferred sales charges. The maximum sales charge for certain trusts is described in Part A of the Prospectus. See "UNIT VALUE AND EVALUATION."

  In the secondary market for Nuveen Five-Year Sector Portfolios, Legacy Five-Year Portfolios and Arvest Regional ImpactTM Portfolios, prior to the completion of the deferred sales charge period, the maximum sales charge will be 4.50% of the Public Offering Price. The upfront portion of the sales charge will equal the difference between 4.5% of the Public Offering Price and any remaining deferred sales charges. Unitholders that purchase more than 5,000 Units and certain classes of investors are entitled to purchase Units at reduced sales charges as shown below.

                                                                       Total
                                                                      Maximum
        Number of Units                                             Sales Charge
        ---------------                                             ------------
        Less than 5,000............................................     4.50%
        5,000 to 9,999.............................................     4.25%
        10,000 to 24,999...........................................     4.00%
        25,000 to 49,999...........................................     3.50%
        50,000 to 99,999...........................................     2.50%
        100,000 or more............................................     1.50%
        Wrap and Trust Account Purchases...........................     1.00%

  For secondary market sales after the completion of the deferred sales charge period for Nuveen Five-Year Sector Portfolios and Arvest Regional ImpactTM Portfolios, the maximum sales charge will be a one-time charge of 4.5% of the Public Offering Price. Unitholders that purchase more than 5,000 Units and certain classes of investors are entitled to purchase Units at reduced sales charges shown below. Secondary market sales charges are reduced by 1/2 of 1% on each subsequent July 31, commencing July 31, 2000, to a minimum sales charge of 3.0% of the Public Offering Price as shown below with reduced sales charges for larger purchases and certain investors:

           Number of Units*                   Total Maximum Sales Charge
           ----------------               ------------------------------------------------------
                                          4.5%           4.0%           3.5%           3.0%
                                          ----           ----           ----           ----
   Less than 5,000                        4.50           4.00           3.50           3.00
   5,000 to 9,999                         4.25           3.75           3.25           2.75
   10,000 to 24,999                       4.00           3.50           3.00           2.50
   25,000 to 49,999                       3.50           3.25           2.75           2.25
   50,000 to 99,999                       2.50           2.25           1.75           1.50
   100,000 or more                        1.50           1.25           1.00           0.75
   Wrap and Trust Account Purchases       1.00           1.00           1.00           1.00

  --------
  * Sales charge reductions are computed both on a dollar basis and on the basis of the number of Units purchased, using the equivalent of 5,000 Units to $50,000, 10,000 Units to $100,000, etc., and will be applied on that basis which is more favorable to Unitholders.
    All Units are subject to the same deferred sales charges. When the deferred charges exceed the maximum sales charge, Unitholders will be given extra Units at the time of purchase.

  Pursuant to the terms of the Indenture, the Trustee may terminate a Trust if the net asset value of such Trust, as shown by any evaluation, is less than 20% of the total value of the Securities deposited in the Trust during the primary offering period of the Trust.

  At all times while Units are being offered for sale, the Trustee will appraise or cause to be appraised daily the value of the underlying Securities in each Trust as of 4:00 p.m. eastern time, or as of any earlier closing time on a day on which the New York Stock Exchange (the "Exchange") is scheduled in advance to close at such earlier time and will adjust the Public Offering Price of the Units commensurate with such appraisal ("Evaluation Time"). Such Public Offering Price will be effective for all orders received by a dealer or the Sponsor at or prior to 4:00 p.m. eastern time on each such day or as of any earlier closing time on a day on which the Exchange is scheduled in advance to close at such earlier time. Orders received after that time, or on a day when the Exchange is closed for a scheduled holiday or weekend, will be held until the next determination of price.

  The graduated sales charges for the primary offering period set forth in the table provided in Part A of this Prospectus will apply on all applicable purchases of Nuveen investment company securities on any one day by the same purchaser in the amounts stated, and for this purpose purchases of a Trust will be aggregated with concurrent purchases of any other Nuveen unit investment trust or of shares of any open-end management investment company of which the Sponsor is principal underwriter and with respect to the purchase of which a sales charge is imposed. Purchases by or for the account of individuals and their spouses, parents, children, grandchildren, grandparents, parents-in-law, sons- and daughters-in-law, siblings, a sibling's spouse and a spouse's siblings ("immediate family members") will be aggregated to determine the applicable sales charge. The graduated sales charges are also applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account.

  Unitholders of other unit investment trusts having a similar strategy as the Trust may utilize their termination proceeds to purchase Units of the Trusts with the sales charge applicable for "Rollover Purchases" as provided in "How to Buy and Sell Units" in Part A of the Prospectus. The dealer concession for such purchases will be that applicable to "Rollover Purchases".

  Units may be purchased with the applicable reduced sales charge provided for "Wrap Account Purchases" under "How to Buy and Sell Units" in Part A of the Prospectus or herein by (1) investors who purchase Units through registered investment advisers, certified financial planners and registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed, (2) bank trust departments investing funds over which they exercise discretionary investment authority and that are held in a fiduciary, agency, custodial or similar capacity, (3) any person who for at least 90 days, has been an officer, director or bona fide employee of any firm offering Units for sale to investors, (4) officers and directors of bank holding companies that make Units available directly or through subsidiaries or bank affiliates, and (5) officers or directors and bona fide, full-time employees of Nuveen, Nuveen Advisory Corp., Nuveen Institutional Advisory Corp., Rittenhouse Financial Services, Inc., The John Nuveen Company, The McGraw Hill Companies Inc. ("McGraw-Hill") and Dow Jones & Company, Inc. ("Dow Jones"), including in each case these individuals and their spouses, children, parents and spouses' parents, however, purchases by parents, individuals associated with McGraw-Hill and Dow Jones, and adult children who are not members of the household of the officers, directors or full-time employees described above, must be made through a registered broker-dealer and (6) any person who for at least 90 days, has been an officer, director or bona fide employee of any vendor who provides services to the Sponsor and who purchases Units through a registered broker-dealer (collectively, the "Discounted Purchases"). (For individuals associated with McGraw Hill this privilege is only available for purchases of Units of the Nuveen-Standard & Poor's Quality Buyback Portfolio and for individuals associated with Dow Jones this privilege is only available for purchases of Units of the Nuveen--The Dow 5sm Portfolio and the Nuveen--The Dow 10sm Portfolio). However, if Part A of the Prospectus provides for a Second Year Deferred Sales Charge (see "Risk/Return Summary--Fees and Expenses" in Part A of the Prospectus) such Unitholders that hold their Units on or after the Second Year Commencement Date (as defined in Part A of the Prospectus) will be subject to the Second Year Deferred Sales Charge. Notwithstanding anything to the contrary in this Prospectus, investors who purchase Units as described in this paragraph will not receive sales charge reductions for quantity purchases.

  During the initial offering period, unitholders of any Nuveen-sponsored unit investment trust may utilize their redemption or termination proceeds to purchase Units of a Trust with the sales charge applicable for "Rollover Purchases" as provided in "How to Buy and Sell Units" in Part A of the Prospectus.

  Whether or not Units are being offered for sale, the Trustee will determine or cause to be determined the aggregate value of each Trust as of 4:00 p.m. eastern time: (i) on each June 30 or December 31 (or, if such date is not a business day, the last business day prior thereto), (ii) on any day on which a Unit is tendered for redemption (or the next succeeding business day if the date of tender is a non-business day) and (iii) at such other times as may be necessary. For this purpose, a "business day" shall be any day on which the Exchange is normally open. (See "UNIT VALUE AND EVALUATION.")

Market for Units

  During the initial public offering period, the Sponsor intends to offer to purchase Units of each Trust at a price based upon the pro rata share per Unit of the aggregate underlying value of the Securities in such Trust (generally determined by the closing sale prices of listed Securities and the ask prices of over-the-counter traded Securities). Afterward, although it is not obligated to do so, the Sponsor may maintain a secondary market for Units of each Trust at its own expense and continuously offer to purchase Units of each Trust at prices, subject to change at any time, which are based upon the aggregate underlying value of the Securities in a Trust (generally determined by the closing sale prices of listed Securities and the bid prices of over-the-counter traded Securities). During the period ending with the earlier of six months after the Initial Date of Deposit or the end of the initial offering period, the price at which the Sponsor expects to repurchase Units (the "Sponsor's Repurchase Price") includes estimated organization costs per Unit. After such period, the Sponsor's Repurchase Price will not include such estimated organization costs. See "Risk/Return Summary--Fees and Expenses" in Part A of the Prospectus. Unitholders who wish to dispose of their Units should inquire of the Trustee or their broker as to the current Redemption Price. Units subject to a deferred sales charge which are sold or tendered for redemption prior to such time as the entire deferred sales charge on such Units has been collected will be assessed the amount of the remaining deferred sales charge at the time of sale or redemption. However, if so provided in Part A of the Prospectus, Unitholders who elect to roll their Units into a new series of the Trust or a trust with a similar investment strategy during the Mid-term Special Redemption and Liquidation Period or Unitholders who sell or redeem their Units prior to the Second Year Commencement Date will not be subject to the Second Year Deferred Sales Charge and accordingly are only responsible for the remaining First Year Deferred Sales Charge. (See "REDEMPTION.")

  In connection with its secondary market making activities, the Sponsor may from time to time enter into secondary market joint account agreements with other brokers and dealers. Pursuant to such an agreement, the Sponsor will generally purchase Units from the broker or dealer at the Redemption Price (as defined in "REDEMPTION") and will place the Units into a joint account managed by the Sponsor; sales from the account will be made in accordance with the then current prospectus and the Sponsor and the broker or dealer will share profits and losses in the joint account in accordance with the terms of their joint account agreement.

  In maintaining a market for the Units, the Sponsor will realize profits or sustain losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold or redeemed. The secondary market Public Offering Price of Units may be greater or less than the cost of such Units to the Sponsor.

  Certificates, if any, for Units are delivered to the purchaser as promptly after the date of settlement (three business days after purchase) as the Trustee can complete the mechanics of registration, normally within 48 hours after registration instructions are received. Purchasers of Units to whom Certificates are issued will be unable to exercise any right of redemption until they have received their Certificates, properly endorsed for transfer. (See "REDEMPTION.")

Evaluation of Securities at the Initial Date of Deposit

  The prices of the Securities deposited in the Trusts included in Part A of the Prospectus were determined by the Trustee.

  The amount by which the Trustee's determination of the aggregate value of the Securities deposited in the Trusts was greater or less than the cost of such Securities to the Sponsor was profit or loss to the Sponsor. (See Part A of this Prospectus.) The Sponsor also may realize further profit or sustain further loss as a result of fluctuations in the Public Offering Price of the Units. Cash, if any, made available to the Sponsor prior to the settlement date for a purchase of Units, or prior to the acquisition of all Portfolio securities by a Trust, may be available for use in the Sponsor's business, and may be of benefit to the Sponsor.

Tax Status

  The following is a general discussion of certain of the Federal income tax consequences of the purchase, ownership and disposition of the Units. The summary is limited to investors who hold the Units as "capital assets" (generally, property held for investment) within the meaning of Section 1221 of the Internal Revenue Code of 1986 (the "Code"). Unitholders should consult their tax advisers in determining the Federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units in a Trust. For purposes of the following discussion and opinions, it is assumed that each Security is equity for Federal income tax purposes.

  In the opinion of Chapman and Cutler, special counsel for the Sponsor, under existing law:

    1. Each Trust is not an association taxable as a corporation for Federal income tax purposes; each Unitholder will be treated as the owner of a pro rata portion of each of the assets of the Trust under the Code; and the income of the Trust will be treated as income of the Unitholders thereof under the Code. Each Unitholder will be considered to have received his pro rata portion of income derived from each Trust asset when such income is considered to be received by the Trust. A Unitholder will be considered to have received all of the dividends paid on his pro rata portion of each Security when such dividends are considered to be received by the Trust regardless of whether such dividends are used to pay a portion of the deferred sales charge. Unitholders will be taxed in this manner regardless of whether distributions from the Trust are actually received by the Unitholder or are automatically reinvested.

    2. Each Unitholder will have a taxable event when a Trust disposes of a Security (whether by sale, taxable exchange, liquidation, redemption, or otherwise) or upon the sale or redemption of Units by such Unitholder (except to the extent an in-kind distribution of stock is received by such Unitholder as described below). The price a Unitholder pays for his or her Units, generally including sales charges, is allocated among his or her pro rata portion of each Security held by the Trust (in proportion to the fair market values thereof on the valuation date closest to the date the Unitholder purchases his or her Units) in order to determine his or her tax basis for his or her pro rata portion of each Security held by the Trust. Unitholders should consult their own tax advisors with regard to the calculation of basis. For Federal income tax purposes, a Unitholder's pro rata portion of dividends, as defined by Section 316 of the Code, paid by a corporation with respect to a Security held by the Trust is taxable as ordinary income to the extent of such corporation's current and accumulated "earnings and profits." A Unitholder's pro rata portion of dividends paid on such Security which exceeds such current and accumulated earnings and profits will first reduce a Unitholder's tax basis in such Security, and to the extent that such dividends exceed a Unitholder's tax basis in such Security shall generally be treated as capital gain. In general, the holding period for such capital gain will be determined by the period of time a Unitholder has held his or her Units.

    3. A Unitholder's portion of gain, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital gain (except in the case of a dealer or a financial institution). A Unitholder's portion of loss, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital loss (except in the case of a dealer or a financial institution). Unitholders should consult their tax advisors regarding the recognition of such capital gains and losses for Federal income tax purposes. In particular, a Rollover Unitholder should be aware that a Rollover Unitholder's loss, if any, incurred in connection with the exchange of Units for units in the next new series of a Trust (the "New Trust"), (if so provided in Part A of the Prospectus, the Sponsor intends to create a separate New Trust in conjunction with the termination of the Trust) will generally be disallowed with respect to the disposition of any Securities pursuant to such exchange to the extent that such Unitholder is considered the owner of substantially identical securities under the wash sale provisions of the Code taking into account such Unitholder's deemed ownership of the securities underlying the Units in the New Trust in the manner described above, if such substantially identical securities are acquired within a period beginning 30 days before and ending 30 days after such disposition. However, any gains incurred in connection with such an exchange by a Rollover Unitholder would be recognized. Unitholders should consult their tax advisers regarding the recognition of gains and losses for Federal income tax purposes.

  Deferred Sales Charge. Generally the tax basis of a Unitholder includes sales charges, and such charges are not deductible. A portion of the sales charge is deferred. The income (or proceeds from redemption) a Unitholder must take into account for Federal income tax purposes is not reduced by amounts deducted to pay the deferred sales charge. Unitholders should consult their own tax advisers as to the income tax consequences of the deferred sales charge.

  Dividends Received Deduction. A corporation that owns Units will generally be entitled to a 70% dividends received deduction with respect to such Unitholder's pro rata portion of dividends received by the Trust (to the extent such dividends are taxable as ordinary income, as discussed above and are attributable to domestic corporations) in the same manner as if such corporation directly owned the Securities paying such dividends (other than corporate Unitholders, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding corporation tax). However, a corporation owning Units should be aware that Sections 246 and 246A of the Code impose additional limitations on the eligibility of dividends for the 70% dividends received deduction. These limitations include a requirement that stock (and therefore Units) must generally be held at least 46 days (as determined under and during the period specified in Section 246(c) of the Code). Final regulations have been issued which address special rules that must be considered in determining whether the 46-day holding period requirement is met. Moreover, the allowable percentage of the deduction will be reduced from 70% if a corporate Unitholder owns certain stock (or Units) the financing of which is directly attributable to indebtedness incurred by such corporation.

  To the extent dividends received by a Trust are atrributable to foreign corporations, a corporation that owns Units will not be entitled to the dividends received deduction with respect to its pro rata portion of such dividends, since the dividends received deduction is generally available only with respect to dividends paid by domestic corporations. Unitholders should consult with their tax advisers with respect to the limitations on and possible modifications to the dividends received deduction.

  Limitations on Deductibility of Trust Expenses by Unitholders. Each Unitholder's pro rata share of each expense paid by a Trust is deductible by the Unitholder to the same extent as though the expense had been paid directly by him or her. As a result of the Tax Reform Act of 1986, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses will be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income. Unitholder's may be required to treat some or all of the expenses of a Trust as miscellaneous itemized deductions subject to this limitation. Unitholders should consult with their tax advisers regarding the limitations on the deductibility of Trust expenses.

  Recognition of Taxable Gain or Loss Upon Disposition of Securities by a Trust or Disposition of Units. As discussed above, a Unitholder may recognize taxable gain (or loss) when a Security is disposed of by the Trust or if the Unitholder disposes of a Unit (although losses incurred by Rollover Unitholders may be subject to disallowance, as discussed above). The Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Tax Act") provides that for taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) realized from property (with certain exclusions) is subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes of determining the holding period of the Unit. Capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income.

  In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

  If the Unitholder disposes of a Unit, the Unitholder is deemed thereby to have disposed of his or her entire pro rata interest in all assets of the Trust involved including his or her pro rata portion of all the Securities represented by the Unit.

  The Taxpayer Relief Act of 1997 (the "1997 Act") includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g., short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unitholders should consult their own tax advisors with regard to any such constructive sales rules.

  Special Tax Consequences of In-Kind Distributions Upon Redemption of Units, Termination of a Trust and Investment in a New Trust. As discussed in "REDEMPTION" and "OTHER INFORMATION--Termination of Indenture," under certain circumstances a Unitholder who owns the number of Units of a Trust set forth in Part A of the Prospectus may request an In-Kind Distribution upon the redemption of Units or the termination of such Trust. The Unitholder requesting an In-Kind Distribution will be liable for expenses related thereto (the "Distribution Expenses") and the amount of such In-Kind Distribution will be reduced by the amount of the Distribution Expenses. See "DISTRIBUTIONS TO UNITHOLDERS." As previously discussed, prior to the redemption of Units or the termination of a Trust, a Unitholder is considered as owning a pro rata portion of each of the Trust's assets for Federal income tax purposes. The receipt of an In-Kind Distribution upon the redemption of Units or the termination of a Trust will result in a Unitholder receiving an undivided interest in whole shares of stock plus, possibly, cash.

  The potential tax consequences that may occur under an In-Kind Distribution will depend on whether or not a Unitholder receives cash in addition to Securities. A "Security" for this purpose is a particular class of stock issued by a particular corporation. A Unitholder will not recognize gain or loss if a Unitholder only receives Securities in exchange for his or her pro rata portion in the Securities held by the Trust. However, if a Unitholder also receives cash in exchange for a fractional share of a Security held by the Trust, such Unitholder will generally recognize gain or loss based upon the difference between the amount of cash received by the Unitholder and his or her tax basis in such fractional share of a Security held by the Trust.

  Because each Trust will own many Securities, a Unitholder who requests an In-Kind Distribution will have to analyze the tax consequences with respect to each Security owned by the Trust. The amount of taxable gain (or loss) recognized upon such exchange will generally equal the sum of the gain (or loss) recognized under the rules described above by such Unitholder with respect to each Security owned by the Trust. Unitholders who request an In-Kind Distribution are advised to consult their tax advisers in this regard.

  As discussed in "SPECIAL REDEMPTION, LIQUIDATION AND INVESTMENT IN A NEW TRUST," a Unitholder may elect to become a Rollover Unitholder. To the extent a Rollover Unitholder exchanges his or her Units for Units of the New Trust in a taxable transaction, such Unitholder will recognize gains, if any, but generally will not be entitled to a deduction for any losses recognized upon the disposition of any Securities pursuant to such exchange to the extent that such Unitholder is considered the owner of substantially identical securities under the wash sale provisions of the Code taking into account such Unitholder's deemed ownership of the securities underlying the Units in the New Trust in the manner described above, if such substantially identical securities were acquired within a period beginning 30 days before and ending 30 days after such disposition under the wash sale provisions contained in
Section 1091 of the Code. In the event a loss is disallowed under the wash sale provisions, special rules contained in Section 1091(d) of the Code apply to determine the Unitholder's tax basis in the securities acquired. Rollover Unitholders are advised to consult their tax advisers.

  Computation of the Unitholder's Tax Basis. Initially, a Unitholder's tax basis in his or her Units will generally equal the price paid by such Unitholder for his or her Units. The cost of the Units is allocated among the Securities held by the Trust in accordance with the proportion of the fair market values of such Securities on the valuation date nearest the date the Units are purchased in order to determine such Unitholder's tax basis for his or her pro rata portion of each Security.

  A Unitholder's tax basis in his or her Units and his or her pro rata portion of a Security held by a Trust will be reduced to the extent dividends paid with respect to such Security are received by the Trust which are not taxable as ordinary income as described above.

  General. Each Unitholder will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by the Trust to such Unitholder (including amounts received upon the redemption of Units) will be subject to back-up withholding. Distributions by the Trust (other than those that are not treated as United States source income, if any) will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons. Such persons should consult their tax advisers.

  In general, income that is not effectively connected to the conduct of a trade or business within the United States that is earned by non-U.S. Unitholders and derived from dividends of foreign corporations will not be subject to U.S. withholding tax provided that less than 25 percent of the gross income of the foreign corporation for a three-year period ending with the close of its taxable year preceding the year of payment was effectively connected to the conduct of a trade or business within the United States. In addition, such earnings may be exempt from U.S. withholding pursuant to a specific treaty between the United States and a foreign country. Non-U.S. Unitholders should consult their own tax advisers regarding the imposition of U.S. withholding on distributions from the Trust.

  It should be noted that payments to a Trust of dividends on Securities that are attributable to foreign corporations may be subject to foreign withholding taxes and Unitholders should consult their tax advisers regarding the potential tax consequences relating to the payment of any such withholding taxes by a Trust. Any dividends withheld as a result thereof will nevertheless be treated as income to the Unitholders. Because under the grantor trust rules, an investor is deemed to have paid directly his share of foreign taxes that have been paid or accrued, if any, an investor may be entitled to a foreign tax credit or deduction for United States tax purposes with respect to such taxes. A required holding period is imposed for such credits. Investors should consult their tax advisers with respect to foreign withholding taxes and foreign tax credits.

  At the termination of a Trust, the Trustee will furnish to each Unitholder a statement containing information relating to the dividends received by the Trust on the Securities, the gross proceeds received by the Trust from the disposition of any Security (resulting from redemption or the sale of any Security) and the fees and expenses paid by the Trust. The Trustee will also furnish annual information returns to Unitholders and the Internal Revenue Service.

  Unitholders desiring to purchase Units for tax-deferred plans and IRAs should consult their broker for details on establishing such accounts. Units may also be purchased by persons who already have self-directed plans established. See "RETIREMENT PLANS."

  In the opinion of Carter, Ledyard & Milburn, Special Counsel to the Trusts for New York tax matters, under the existing income tax laws of the State of New York, each Trust is not an association taxable as a corporation and the income of each Trust will be treated as the income of the Unitholders thereof.

  The foregoing discussion relates only to the tax treatment of U.S. Unitholders ("U.S. Unitholder") with regard to federal and certain aspects of New York State and City income taxes. Unitholders may be subject to taxation in New York or in other jurisdictions and should consult their own tax advisers in this regard. As used herein, the term "U.S. Unitholder" means an owner of a Unit in a Trust that (a) is (i) for United States federal income tax purposes a citizen or resident of the United States, (ii) a corporation, partnership or other entity created or organized in or under the laws of the United States or of any political subdivision thereof, or (iii) an estate or trust the income of which is subject to United States federal income taxation regardless of its source or (b) does not qualify as a U.S. Unitholder in paragraph (a) but whose income from a Unit is effectively connected with such Unitholder's conduct of a United States trade or business. The term also includes certain former citizens of the United States whose income and gain on the Units will be taxable. Unitholders should consult their tax advisers regarding potential foreign, state or local taxation with respect to the Units.

Retirement Plans

  Units of the Trusts may be well suited for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other tax-deferred retirement plans. Generally the Federal income tax relating to capital gains and income received in each of the foregoing plans is deferred until distributions are received. Distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Investors considering participation in any such plan should review specific tax laws related thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan. Such plans are offered by brokerage firms and other financial institutions. Fees and charges with respect to such plans may vary.

Trust Operating Expenses

  No annual advisory fee is charged to the Trusts by the Sponsor. The Sponsor and/or its affiliates do, however, receive an annual fee as set forth in "Risk/Return Summary--Fees and Expenses" in Part A of the Prospectus for maintaining surveillance over the portfolio and for performing certain administrative services for the Trust (the "Sponsor's Supervisory Fee"). In providing such supervisory services, the Sponsor may purchase research from a variety of sources, which may include dealers of the Trusts. If so provided in Part A of the Prospectus, the Sponsor may also receive an annual fee for providing bookkeeping and administrative services for a Trust (the "Bookkeeping and Administrative Fee"). Such services include, but are not limited to, the preparation of comprehensive tax statements and providing account information to the Unitholders. If so provided in Part A of the Prospectus, the Evaluator may also receive an annual fee for performing evaluation services for the Trusts (the "Evaluator's Fee"). In addition, if so provided in Part A of the Prospectus, a Trust may be charged an annual licensing fee to cover licenses for the use of service marks, trademarks and trade names and/or for the use of databases and research. Estimated annual Trust expenses are as set forth in Part A of this Prospectus; if actual expenses are higher than the estimate, the excess will be borne by the Trust. The estimated expenses do not include the brokerage commissions and other transactional fees payable by the Trust in purchasing and selling Securities.

  The Trustee receives for ordinary recurring services an annual fee for each Trust as set forth in "Risk/Return Summary--Fees and Expenses" appearing in Part A of this Prospectus. The Trustee's Fee may be periodically adjusted in response to fluctuations in short-term interest rates (reflecting the cost to the Trustee of advancing funds to a Trust to meet scheduled distributions). In addition, the Sponsor's Supervisory Fee, Bookkeeping and Administrative Fee, Evaluator's Fee and the Trustee's Fee may be adjusted in accordance with the cumulative percentage increase of the United States Department of Labor's Consumer Price Index entitled "All Services Less Rent of Shelter" since the establishment of the Trusts. In addition, with respect to any fees payable to the Sponsor or an affiliate of the Sponsor for providing bookkeeping and other administrative services, supervisory services and evaluation services, such individual fees may exceed the actual costs of providing such services for a Trust, but at no time will the total amount received for such services, in the aggregate, rendered to all unit investment trusts of which John Nuveen & Co. Incorporated is the Sponsor in any calendar year exceed the actual cost to the Sponsor or its affiliates of supplying such services, in the aggregate, in such year. The Trustee has the use of funds, if any, being held in the Income and Capital Accounts of each Trust for future distributions, payment of expenses and redemptions. These Accounts are non-interest bearing to Unitholders. Pursuant to normal banking procedures, the Trustee benefits from the use of funds held therein. Part of the Trustee's compensation for its services to the Trusts is expected to result from such use of these funds.

  The following are additional expenses of the Trusts and, when paid by or are owed to the Trustee, are secured by a lien on the assets of the Trust or Trusts to which such expenses are allocable: (1) the expenses and costs of any action undertaken by the Trustee to protect the Trusts and the rights and interests of the Unitholders; (2) all taxes and other governmental charges upon the Securities or any part of the Trusts (no such taxes or charges are being levied or made or, to the knowledge of the Sponsor, contemplated); (3) amounts payable to the Trustee as fees for ordinary recurring services and for extraordinary non-recurring services rendered pursuant to the Indenture, all disbursements and expenses, including counsel fees (including fees of counsel which the Trustee may retain) sustained or incurred by the Trustee in connection therewith; and (4) any losses or liabilities accruing to the Trustee without negligence, bad faith or willful misconduct on its part. The expenses are paid monthly and the Trustee is empowered to sell Securities in order to pay these amounts if funds are not otherwise available in the applicable Income and Capital Accounts.

  Unless the Sponsor determines that an audit is not required, the Indenture requires each Trust to be audited on an annual basis at the expense of the Trust by independent public accountants selected by the Sponsor. The Trustee shall not be required, however, to cause such an audit to be performed if its cost to a Trust shall exceed $.05 per Unit on an annual basis. Unitholders of a Trust covered by an audit may obtain a copy of the audited financial statements upon request.

Distributions to Unitholders

  The Trustee will distribute any net income received with respect to any of the Securities in a Trust on or about the Income Distribution Dates to Unitholders of record on the preceding Income Record Date. See "Distributions" in Part A of this Prospectus. Persons who purchase Units will commence receiving distributions only after such person becomes a Record Owner. Notification to the Trustee of the transfer of Units is the responsibility of the purchaser, but in the normal course of business such notice is provided by the selling broker/dealer. Proceeds received on the sale of any Securities in a Trust, to the extent not used to meet redemptions of Units, pay the deferred sales charge or pay expenses will be distributed on the last day of each month if the amount available for distribution equals at least $1.00 per 100 Units ("Capital Distribution Dates") to Unitholders of record on the fifteenth day of each applicable month ("Capital Record Dates"). The Trustee is not required to pay interest on funds held in the Capital Account of a Trust (but may itself earn interest thereon and therefore benefit from the use of such funds). A Unitholder's pro rata portion of the Capital Account, less expenses, will be distributed as part of the final liquidation distribution.

  It is anticipated that the deferred sales charge will be collected from the Capital Account of the Trusts and that amounts in the Capital Account will be sufficient to cover the cost of the deferred sales charge. To the extent that amounts in the Capital Account are insufficient to satisfy the then current deferred sales charge obligation, Securities may be sold to meet such shortfall. Distributions of amounts necessary to pay the deferred portion of the sales charge will be made to an account designated by the Sponsor for purposes of satisfying a Unitholder's deferred sales charge obligations.

  Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a specified percentage of any distribution made by a Trust if the Trustee has not been furnished the Unitholder's tax identification number in the manner required by such regulations. Any amount so withheld is transmitted to the Internal Revenue Service and may be recovered by the Unitholder under certain circumstances by contacting the Trustee, otherwise the amount may be recoverable only when filing a tax return. Under normal circumstances, the Trustee obtains the Unitholder's tax identification number from the selling broker. However, a Unitholder should examine his or her statements from the Trustee to make sure that the Trustee has been provided a certified tax identification number in order to avoid this possible "back-up withholding." In the event the Trustee has not been previously provided such number, one should be provided as soon as possible.

  Within a reasonable time after a Trust is terminated, each Unitholder who is not a Rollover Unitholder will, upon surrender of his Units for redemption, receive (i) the pro rata share of the amounts realized upon the disposition of Securities, unless he or she elects an In-Kind Distribution as described under "REDEMPTION" and (ii) a pro rata share of any other assets of such Trust, less expenses of such Trust.

  The Trustee will credit to the Income Account of a Trust any dividends received on the Securities therein. All other receipts (e.g., return of capital, etc.) are credited to the Capital Account of a Trust.

  The Trustee may establish reserves (the "Reserve Account") within a Trust for state and local taxes, if any, and any governmental charges payable out of such Trust.

  Distribution Reinvestment. Any Unitholder may elect to have each distribution of income on his Units, other than the final liquidating distribution in connection with the termination of a Trust or Mid-term liquidating distribution for Mid-term Rollover Unitholders, automatically reinvested in additional Units of such Trust. Each person who purchases Units of a Trust may elect to participate in the reinvestment option by notifying the Trustee in writing of their election. Reinvestment may not be available in all states. Notification to the Trustee must be received within one year after the Initial Date of Deposit. So long as the election is received by the Trustee at least 10 days prior to the Record Date for a given distribution, each subsequent distribution of income and/or capital, as selected by the Unitholder, will be automatically applied by the Trustee to purchase additional Units of a Trust. The remaining deferred sales charge payments will be assessed on Units acquired pursuant to reinvestment. It should be remembered that even if distributions are reinvested, they are still treated as distributions for income tax purposes.

Accumulation Plan

  The Sponsor is also the principal underwriter of several open-end mutual funds (the "Accumulation Funds") into which Unitholders may choose to reinvest Trust distributions. Unitholders may elect to reinvest income and capital distributions automatically, without any sales charge. Each Accumulation Fund has investment objectives which differ in certain respects from those of the Trusts and may invest in Securities which would not be eligible for deposit in the Trusts. Further information concerning the Accumulation Plan and a list of Accumulation Funds is set forth in the Information Supplement of this Prospectus, which may be obtained by contacting the Trustee at (800) 257-8787.

  Participants may at any time, by so notifying the Trustee in writing, elect to change the Accumulation Fund into which their distributions are being reinvested, to change from capital only reinvestment to reinvestment of both capital and income or vice versa, or to terminate their participation in the Accumulation Plan altogether and receive future distributions on their Units in cash. Such notice will be effective as of the next Record Date occurring at least 10 days after the Trustee's receipt of the notice. There will be no charge or other penalty for such change of election or termination. The character of Trust distributions for income tax purposes will remain unchanged even if they are reinvested in an Accumulation Fund.

Reports to Unitholders

  The Trustee shall furnish Unitholders of a Trust in connection with each distribution, a statement of the amount of income, if any, and the amount of other receipts (received since the preceding distribution) being distributed, expressed in each case as a dollar amount representing the pro rata share of each Unit of a Trust outstanding. Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person, who at any time during the calendar year was a registered Unitholder of a Trust, a statement with respect to such Trust that provides (1) a summary of transactions in the Trust for such year; (2) any Security sold during the year and the Securities held at the end of such year by the Trust; (3) the redemption price per Unit based upon a computation thereof on the 31st day of December of such year (or the last business day prior thereto); and (4) amounts of income and capital distributed during such year.

  In order to comply with Federal and state tax reporting requirements, Unitholders will be furnished, upon request to the Trustee, evaluations of the Securities in the Trusts.

Unit Value and Evaluation

  The value of a Trust is determined by the Trustee on the basis of (1) the cash on hand in the Trust other than cash deposited in the Trust to purchase Securities not applied to the purchase of such Securities; (2) the aggregate value of the Securities held in the Trust, as determined by the Evaluator on the basis of the aggregate underlying value of the Securities in the Trust next computed; (3) dividends receivable on the Securities trading ex-dividend as of the date of computation; and (4) all other assets of the Trust; and deducting therefrom: (1) amounts representing any applicable taxes or governmental charges and amounts due the Sponsor or Trustee for indemnification or extraordinary expenses payable out of such Trust for which no deductions had been made for the purpose of additions to the Reserve Account; (2) any amounts owing to the Trustee for its advances; (3) an amount representing estimated accrued expenses of the Trust, including, but not limited to, unpaid fees and expenses of the Trustee (including legal fees) and the Sponsor; (4) amounts representing unpaid organization costs; (5) cash held for distribution to Unitholders of record of the Trust or for redemption of tendered Units as of the business day prior to the evaluation being made; and
(6) other liabilities incurred by the Trust. The result of such computation is divided by the number of Units of such Trust outstanding as of the date thereof and rounded to the nearest cent to determine the per Unit value ("Unit Value") of such Trust. The Trustee may determine the aggregate value of the Securities in the Trust in the following manner: if the Securities are listed on a securities exchange or The NASDAQ Stock Market, Inc. ("listed Securities"), this evaluation is generally based on the closing sale price on that exchange or that system (if a listed Security is listed on the New York Stock Exchange ("NYSE") the closing sale price on the NYSE shall apply) or, if there is no closing sale price on that exchange or system, at the closing bid prices (ask prices for primary market purchases). If the Securities are not so listed, the evaluation shall generally be based on the current bid prices (ask prices for primary market purchases) on the over-the-counter market (unless it is determined that these prices are inappropriate as a basis for valuation). If current bid prices are unavailable, the evaluation is generally determined
(a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Securities on the bid side of the market or (c) by any combination of the above.

  With respect to any Security not listed on a national exchange or The NASDAQ Stock Market, Inc. or, with respect to a Security so listed but the Trustee deems the closing sale price on the relevant exchange to be inappropriate as a basis for valuation, upon the Trustee's request, the Sponsor shall, from time to time, designate one or more evaluation services or other sources of information on which the Trustee shall be authorized conclusively to rely in evaluating such Security, and the Trustee shall have no liability for any errors in the information so received. The cost thereof shall be an expense reimbursable to the Trustee from the Income and Capital Accounts.

Distributions of Units to the Public

  Nuveen, in addition to being the Sponsor, is the sole Underwriter of the Units. It is the intention of the Sponsor to qualify Units of the Trusts for sale under the laws of substantially all of the states of the United States of America.

  Promptly following the deposit of Securities in exchange for Units of the Trusts, it is the practice of the Sponsor to place all of the Units as collateral for a letter or letters of credit from one or more commercial banks under an agreement to release such Units from time to time as needed for distribution. Under such an arrangement the Sponsor pays such banks compensation based on the then current interest rate. This is a normal warehousing arrangement during the period of distribution of the Units to public investors. To facilitate the handling of transactions, sales of Units shall be limited to transactions involving a minimum of either $1,000 or 100 Units ($500 or nearest whole number of Units whose value is less than $500 for IRA purchases), whichever is less. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units.

  The Sponsor plans to allow a discount to brokers and dealers in connection with the distribution of Units. The amounts of such discounts are set forth in Part A of this Prospectus.

  The Sponsor may maintain a secondary market for Units of each Trust. See "MARKET FOR UNITS."

  The Sponsor reserves the right to change the amount of the dealer concessions set forth in Part A of this Prospectus from time to time.

  For Units purchased during the initial offering period by Unitholders who utilize redemption or termination proceeds from other Nuveen-sponsored unit investment trusts and receive the sales charge applicable for "Rollover Purchases" as described in Part A of the Prospectus, dealers are entitled to receive the concession applicable for "Rollover Purchases" as provided in Part A of the Prospectus.

  Initially, for Nuveen Five-Year Sector Portfolios and Arvest Regional ImpactTM Portfolios, the Sponsor plans to allow a concession to selling dealers in the secondary market of 3.5% of the Public Offering Price for non-breakpoint purchases of Units in a given transaction. The concession paid to dealers is reduced or eliminated in connection with Units sold in transactions to investors that receive reduced sales charges based on the number of Units sold or in connection with Units sold in Wrap Account Purchases and to other investors entitled to the sales charge reduction applicable for Wrap Account Purchases as provided in "PUBLIC OFFERING PRICE", as shown below. Commencing with the last day of the month following the end of the deferred sales charge period, the concession will be 65% of the then current maximum sales charge at the appropriate breakpoint level.

                                                                           %
                                                                        Discount
                               Number of Units*                         per Unit
                               ----------------                         --------
        Less than 5,000................................................   3.50
        5,000 to 9,999.................................................   3.25
        10,000 to 24,999...............................................   3.00
        25,000 to 49,999...............................................   2.50
        50,000 to 99,999...............................................   1.50
        100,000 or more................................................   0.75
        Wrap Account Purchases.........................................   0.00

            --------
            * Sales charge reductions are computed both on a
              dollar basis and on the basis of the number of Units purchased, using the equivalent of 5,000 Units to $50,000, 10,000 Units to $100,000 etc.,
              and will be applied on that basis which is more favorable to you and may result in a reduction in the discount per Unit.

  Volume incentives can be earned as a marketing allowance by Eligible Dealer Firms who reach cumulative firm sales or sales arrangement levels of a specified dollar amount of the Nuveen--The Dow 5SM Portfolios and Nuveen--The Dow 10SM Portfolios sold in the primary market from August 18, 1998 through December 31, 1999 (the "Incentive Period"), as set forth in the table below. Eligible Dealer Firms are dealers that are providing marketing support for Nuveen unit trusts in the form of 1) distributing or permitting the distribution of marketing materials and other product information, 2) providing Nuveen representatives access to the dealer's branch offices, and 3) generally facilitating the placement of orders by the dealer's registered representatives such as putting Nuveen unit trusts on their order entry screens. Eligible Dealer Firms will not include firms that solely provide clearing services to broker/dealer firms. For firms that meet the necessary volume level, volume incentives may be given on all trades involving the applicable trusts originated from or by that firm during such trusts' primary offering period.

     Total dollar amount sold
      over Incentive Period                        Volume Incentive
   ----------------------------  ----------------------------------------------------
   $ 10,000,000 to $ 49,999,999  0.10% on sales up to $49,999,999
   $ 50,000,000 to $ 99,999,999  0.15% on sales between $50,000,000 and $99,999,999
   $100,000,000 to $199,999,999  0.20% on sales between $100,000,000 and $199,999,999
   $200,000,000 or more          0.25% on sales over $200,000,000

  In addition, volume incentives can be earned as a marketing allowance by Eligible Dealer Firms who reach cumulative firm sales or sales arrangement levels of a specified dollar amount of Nuveen unit trusts (other than any series of the Nuveen--The Dow 5SM Portfolios and Nuveen--The Dow 10SM Portfolios) sold in the primary or secondary market during any quarter as set forth in the table below. For purposes of determining the applicable volume incentive rate for a given quarter, the dollar amount of all units sold over the current and three previous quarters (the "Measuring Period") is aggregated. The volume incentive received by the dealer firm will equal the dollar amount of units sold during the current quarter times the highest applicable rate for the Measuring Period. For firms that meet the necessary volume level, volume incentives may be given on all applicable trades originated from or by that firm.

    Total dollar amount sold
     over Measuring Period                            Volume Incentive
   --------------------------                 --------------------------------
   $ 5,000,000 to $ 9,999,999                 0.10% of current quarter sales
   $10,000,000 to $19,999,999                 0.125% of current quarter sales
   $20,000,000 to $49,999,999                 0.1375% of current quarter sales
   $50,000,000 or more                        0.15% of current quarter sales

  Only sales through the Sponsor qualify for volume incentives and for meeting minimum requirements. The Sponsor reserves the right to modify or change the volume incentive schedule at any time and make the determination as to which firms qualify for the marketing allowance and the amount paid.

  Firms are not entitled to receive any dealer concession or volume incentives for any sales made to investors which qualified as Discounted Purchases (as defined in "PUBLIC OFFERING PRICE") during the primary or secondary market. (See "PUBLIC OFFERING PRICE.")

  Certain commercial banks are making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by these customers is retained by or remitted to the banks in the amounts shown in Part A of the Prospectus under "Dealer Concessions." The Glass-Steagall Act prohibits banks from underwriting Trust Units; the Act does, however, permit certain agency transactions and banking regulators have not indicated that these particular agency transactions are not permitted under the Act. In Texas and in certain other states, any bank making Units available must be registered as a broker-dealer under state law.

Ownership and Transfer of Units

  The ownership of Units is evidenced by registered Certificates unless the Unitholder expressly requests that ownership be evidenced by a book entry position recorded on the books and records of the Trustee. The Trustee is authorized to treat as the owner of Units that person who at the time is registered as such on the books of the Trustee. Any Unitholder who holds a Certificate may change to book entry ownership by submitting to the Trustee the Certificate along with a written request that the Units represented by such Certificate be held in book entry form. Likewise, a Unitholder who holds Units in book entry form may obtain a Certificate for such Units by written request to the Trustee. Units may be held in denominations of one Unit or any multiple or fraction thereof. Fractions of Units are computed to three decimal places. Any Certificates issued will be numbered serially for identification, and are issued in fully registered form, transferable only on the books of the Trustee. Book entry Unitholders will receive a Book Entry Position Confirmation reflecting their ownership.

  Units are transferable by making a written request to the Trustee and, in the case of Units evidenced by Certificate(s), by presenting and surrendering such Certificate(s) to the Trustee, The Chase Manhattan Bank, at 4 New York Plaza, New York, NY 10004-2413, properly endorsed or accompanied by a written instrument or instruments of transfer. The Certificate(s) should be sent registered or certified mail for the protection of the Unitholders. Each Unitholder must sign such written request, and such Certificate(s) or transfer instrument, exactly as his name appears on (a) the face of the Certificate(s) representing the Units to be transferred, or (b) the Book Entry Position Confirmation(s) relating to the Units to be transferred. Such signature(s) must be guaranteed by a guarantor acceptable to the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Mutilated Certificates must be surrendered to the Trustee in order for a replacement Certificate to be issued. Although at the date hereof no charge is made and none is contemplated, a Unitholder may be required to pay $2.00 to the Trustee for each Certificate reissued or transfer of Units requested and to pay any governmental charge which may be imposed in connection therewith.

Replacement of Lost, Stolen or Destroyed Certificates

  To obtain a new Certificate replacing one that has been lost, stolen, or destroyed, the Unitholder must furnish the Trustee with sufficient indemnification and pay such expenses as the Trustee may incur. This indemnification must be in the form of an Open Penalty Bond of Indemnification. The premium for such an indemnity bond may vary, but currently amounts to 1% of the market value of the Units represented by the Certificate. In the case however, of a Trust as to which notice of termination has been given, the premium currently amounts to 0.5% of the market value of the Units represented by such Certificate.

Redemption

  Unitholders may redeem all or a portion of their Units by (1) making a written request for such redemption (book entry Unitholders may use the redemption form on the reverse side of their Book Entry Position Confirmation) to the Trustee at 4 New York Plaza, New York NY 10004-2413 (redemptions of 1,000 Units or more will require a signature guarantee), (2) in the case of Units evidenced by a Certificate, by also tendering such Certificate to the Trustee, duly endorsed or accompanied by proper instruments of transfer with signatures guaranteed as explained above, or provide satisfactory indemnity required in connection with lost, stolen or destroyed Certificates and (3) payment of applicable governmental charges, if any. Certificates should be sent only by registered or certified mail to minimize the possibility of their being lost or stolen. (See "OWNERSHIP AND TRANSFER OF UNITS.") No redemption fee will be charged. A Unitholder may authorize the Trustee to honor telephone instructions for the redemption of Units held in book entry form. Units represented by Certificates may not be redeemed by telephone. The proceeds of Units redeemed by telephone will be sent by check either to the Unitholder at the address specified on his account or to a financial institution specified by the Unitholder for credit to the account of the Unitholder. A Unitholder wishing to use this method of redemption must complete a Telephone Redemption Authorization Form and furnish the Form to the Trustee. Telephone Redemption Authorization Forms can be obtained from a Unitholder's registered representative or by calling the Trustee. Once the completed Form is on file, the Trustee will honor telephone redemption requests by any authorized person. The time a telephone redemption request is received determines the "date of tender" as discussed below. The redemption proceeds will be mailed within three business days following the telephone redemption request. Only Units held in the name of individuals may be redeemed by telephone; accounts registered in broker name, or accounts of corporations or fiduciaries (including among others, trustees, guardians, executors and administrators) may not use the telephone redemption privilege.

  On the third business day following the date of tender, the Unitholder will be entitled to receive in cash for each Unit tendered an amount equal to the Unit Value of such Trust determined by the Trustee, as of 4:00 p.m. eastern time, or as of any earlier closing time on a day on which the Exchange is scheduled in advance to close at such earlier time, on the date of tender as defined hereafter ("Redemption Price"). During the period ending with the earlier of six months after the Initial Date of Deposit or the end of the initial offering period, the Redemption Price per Unit includes estimated organization costs per Unit. After such period, the Redemption Price will not include such estimated organization costs. See "Risk/Return Summary--Fees and Expenses" in Part A of the Prospectus. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities on the date of tender. Units subject to a deferred sales charge which are tendered for redemption prior to such time as the entire deferred sales charge on such Units has been collected will be assessed the amount of the remaining deferred sales charge at the time of redemption. However, if so provided in Part A of the Prospectus, Unitholders who elect to roll their Units into a new series of the Trust or a trust with a similar investment strategy during the Mid-term Special Redemption and Liquidation Period or Unitholders who sell or redeem their Units prior to the Second Year Commencement Date will not be subject to the Second Year Deferred Sales Charge and accordingly are only responsible for the remaining First Year Deferred Sales Charge. In addition, in the event of the death of a Unitholder within the one-year period prior to redemption, any deferred sales charge remaining at the time of redemption shall be waived. Unitholders should check with the Trustee or their broker to determine the Redemption Price before tendering Units.

  The "date of tender" is deemed to be the date on which the request for redemption of Units is received in proper form by the Trustee, except that a redemption request received after 4:00 p.m. eastern time, or as of any earlier closing time on a day on which the Exchange is scheduled in advance to close at such earlier time, or on any day on which the Exchange is normally closed, the date of tender is the next day on which such Exchange is normally open for trading and such request will be deemed to have been made on such day and the redemption will be effected at the Redemption Price computed on that day.

  If so provided in Part A of the Prospectus, any Unitholder tendering at least 1,000 Units of a Trust for redemption or whose Units are worth $10,000 may request by written notice submitted at the time of tender from the Trustee, in lieu of a cash redemption, a distribution of shares of Securities in an amount and value of Securities per Unit equal to the Redemption Price Per Unit, as determined as of the evaluation next following tender. In-kind distributions ("In-Kind Distributions") shall be made by the Trustee through the distribution of each of the Securities in book-entry form to the account of the Unitholder's bank or broker/dealer at the Depository Trust Company. An In-Kind Distribution will be reduced by customary transfer and registration charges. The tendering Unitholder will receive his pro rata number of whole shares of each of the Securities comprising a portfolio and cash from the Capital Account equal to the fractional shares to which the tendering Unitholder is entitled. The Trustee may adjust the number of shares of any issue of Securities included in a Unitholder's In-Kind Distribution to facilitate the distribution of whole shares, such adjustment to be made on the basis of the value of Securities on the date of tender. If funds in the Capital Account are insufficient to cover the required cash distribution to the tendering Unitholder, the Trustee may sell Securities in the manner described below.

  Under regulations issued by the Internal Revenue Service, the Trustee may be required to withhold a specified percentage of the principal amount of a Unit redemption if the Trustee has not been furnished the redeeming Unitholder's tax identification number in the manner required by such regulations. For further information regarding this withholding, see "DISTRIBUTIONS TO UNITHOLDERS." In the event the Trustee has not been previously provided such number, one must be provided at the time redemption is requested.

  Any amounts paid on redemption representing income shall be withdrawn from the Income Account of a Trust to the extent that funds are available for such purpose, or from the Capital Account. All other amounts paid on redemption shall be withdrawn from the Capital Account.

  The Trustee is empowered to sell Securities of the Trust in order to make funds available for redemption. To the extent that Securities are sold, the size and diversity of the Trust will be reduced. Such sales may be required at a time when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized.

  The Redemption Price per Unit during the secondary market will be determined on the basis of the Unit Value of the Trust. After the period ending with the earlier of six months after the Initial Date of Deposit or the end of the initial offering period, the Redemption Price will not include estimated organization costs. See "Risk/Return Summary--Fees and Expenses" in Part A of the Prospectus. See "UNIT VALUE AND EVALUATION" for a more detailed discussion of the factors included in determining Unit Value. The Redemption Price per Unit will be assessed the amount, if any, of the remaining deferred sales charge at the time of redemption.

  The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or during which the Securities and Exchange Commission determines that trading on the New York Stock Exchange is restricted or any emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. Under certain extreme circumstances, the Sponsor may apply to the Securities and Exchange Commission for an order permitting a full or partial suspension of the right of Unitholders to redeem their Units. The Trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.

Special Redemption, Liquidation and Investment in a New Trust

  If so provided in Part A of the Prospectus for applicable Strategy Trusts, it is expected that a special redemption and liquidation will be made of all Units of a Trust held by any Unitholder (a "Rollover Unitholder") who affirmatively notifies the Trustee in writing by the appropriate Rollover Notification Date specified in "Rollover Trusts" in Part A of this Prospectus that he or she desires to participate as a Rollover Unitholder.

  All Units of Rollover Unitholders will be redeemed In-Kind during the appropriate Special Redemption and Liquidation Period as determined by the Sponsor and the underlying Securities will be distributed to the Distribution Agent (currently the Trustee) on behalf of the Rollover Unitholders. During the appropriate Special Redemption and Liquidation Period (as set forth in "Rollover Trusts" in Part A), the Distribution Agent will be required to sell all of the underlying Securities on behalf of Rollover

Unitholders. The sales proceeds will be net of brokerage fees, governmental charges or any expenses involved in the sales.

  The Distribution Agent may engage the Sponsor, as its agent, or other brokers to sell the distributed Securities. The Securities will be sold as quickly as is practicable during the appropriate Special Redemption and Liquidation Period. The Sponsor does not anticipate that the period will be longer than one or two days, given that the Securities are usually highly liquid. The liquidity of any Security depends on the daily trading volume of the Security and the amount that the Sponsor has available for sale on any particular day.

  The Rollover Unitholders' proceeds will be invested in a New Trust or a trust with a similar investment strategy (as selected by the Unitholder), if then registered and being offered. The proceeds of redemption will be used to buy New Trust units as the proceeds become available. Any Rollover Unitholder may thus be redeemed out of a Trust and become a holder of an entirely different trust, a New Trust, with a different portfolio of Securities. In accordance with the Rollover Unitholders' offer to purchase the New Trust units, the proceeds of the sales (and any other cash distributed upon redemption) are expected to be invested in a New Trust, at the public offering price, including the applicable sales charge per Unit specified in Part A of that trust's Prospectus.

  The Sponsor intends to create the New Trust units as quickly as possible, depending upon the availability and reasonably favorable prices of the Securities included in a New Trust portfolio, and it is intended that Rollover Unitholders will be given first priority to purchase the New Trust units. The Sponsor may also permit Rollover Unitholders to elect to have their proceeds invested in a trust with a similar investment strategy, if such trust is then registered in the Unitholder's state of residence and being offered. There can be no assurance, however, as to the exact timing of the creation of the New Trust units or the aggregate number of New Trust units which the Sponsor will create. The Sponsor may, in its sole discretion, stop creating new units (whether permanently or temporarily) at any time it chooses, regardless of whether all proceeds of the Special Redemption and Liquidation have been invested on behalf of Rollover Unitholders. Cash which has not been invested on behalf of the Rollover Unitholders in New Trust units will be distributed within a reasonable time after such occurrence. However, since the Sponsor can create units, the Sponsor anticipates that sufficient units can be created, although moneys in a New Trust may not be fully invested on the next business day.

  The process of redemption, liquidation, and investment in a New Trust is intended to allow for the fact that the portfolios selected by the Sponsor are chosen on the basis of growth potential only for the life of the Trust, at which point a new portfolio is chosen. A similar process of redemption, liquidation and investment in a New Trust may be available prior to the Mandatory Termination Date of the Trust.

  It should also be noted that Rollover Unitholders may realize taxable capital gains on the Special Redemption and Liquidation but, in certain circumstances, will not be entitled to a deduction for certain capital losses and, due to the procedures for investing in a New Trust, no cash would be distributed at that time to pay any taxes. Included in the cash for the applicable Special Redemption and Liquidation may be an amount of cash attributable to a Unitholder's final distribution of dividend income; accordingly, Rollover Unitholders also will not have cash from this source distributed to pay any taxes. (See "TAX STATUS.") Recently, legislation has been enacted that reduces the maximum stated marginal tax rate for certain capital gains for investments held for more than 1 year to 20% (10% in the case of certain taxpayers in the lowest tax bracket). Potential investors should consult their tax advisors regarding the potential effect of the Act on their investment in Units. In addition, it should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed.

  In addition, during this period a Unitholder will be at risk to the extent that Securities are not sold and will not have the benefit of any stock appreciation to the extent that moneys have not been invested; for this reason, the Sponsor will be inclined to sell and purchase the Securities in as short a period as it can without materially adversely affecting the price of the Securities.

  Unitholders who do not inform the Distribution Agent that they wish to have their Units so redeemed and liquidated ("Remaining Unitholders") will not realize capital gains or losses due to the Special Redemption and Liquidation, and will not be charged any additional sales charge.

  The Sponsor may for any reason, in its sole discretion, decide not to sponsor the New Trusts or any subsequent series of the Trusts, without penalty or incurring liability to any Unitholder. If the Sponsor so decides, the Sponsor shall notify the Unitholders before the appropriate Special Redemption and Liquidation Period. All Unitholders will then be remaining Unitholders, with rights to ordinary redemption as before. (See "REDEMPTION.") The Sponsor may modify the terms of the New Trusts or any subsequent series of the Trusts. The Sponsor may also modify, suspend or terminate the Rollover Option or any exchange option without notice except in certain limited circumstances. However, generally, the termination of the Rollover Option or an exchange option or a material amendment to such options requires notice of at least 60 days prior to the effective date of such termination or amendment.

Purchase of Units by the Sponsor

  The Trustee will notify the Sponsor of any tender of Units for redemption. If the Sponsor's bid in the secondary market at that time equals or exceeds the Redemption Price it may purchase such Units by notifying the Trustee before the close of business on the second succeeding business day and by making payment therefor to the Unitholder not later than the day on which payment would otherwise have been made by the Trustee. (See "REDEMPTION.") The Sponsor's current practice is to bid at the Redemption Price in the secondary market. Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units.

Removal of Securities from the Trusts

  The portfolios of the Trusts are not "managed" by the Sponsor or the Trustee; their activities described herein are governed solely by the provisions of the Indenture. The Indenture provides that the Sponsor may (but need not) direct the Trustee to dispose of a Security in the event that an issuer defaults in the payment of a dividend that has been declared, that any action or proceeding has been instituted restraining the payment of dividends or there exists any legal question or impediment affecting such Security, that the issuer of the Security has breached a covenant which would affect the payments of dividends, the credit standing of the issuer or otherwise impair the sound investment character of the Security, that the issuer has defaulted on the payment on any other of its outstanding obligations, that the price of the Security declined to such an extent or other such credit factors exist so that in the opinion of the Sponsor, the retention of such Securities would be detrimental to a Trust. Except as stated in this Prospectus, the acquisition by a Trust of any securities or other property other than the Securities is prohibited. Pursuant to the Indenture and with limited exceptions, the Trustee may sell any securities or other property acquired in exchange for Securities such as those acquired in connection with a merger or other transaction. If offered such new or exchanged securities or properties, the Trustee shall reject the offer. However, in the event such securities or property are nonetheless acquired by a Trust, they may be accepted for deposit in a Trust and either sold by the Trustee or held in a Trust pursuant to the direction of the Sponsor. Proceeds from the sale of Securities by the Trustee are credited to the Capital Account of a Trust for distribution to Unitholders or to meet redemptions.

  The Trustee may also sell Securities designated by the Sponsor, or if not so directed, in its own discretion, for the purpose of redeeming Units of a Trust tendered for redemption and the payment of expenses.

  The Sponsor, in designating Securities to be sold by the Trustee, will generally make selections in order to maintain, to the extent practicable, the proportionate relationship among the number of shares of individual issues of Securities. To the extent this is not practicable, the composition and diversity of the Securities may be altered. In order to obtain the best price for a Trust, it may be necessary for the Sponsor to specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. The Sponsor may consider sales of Units of unit investment trusts which it sponsors in making recommendations to the Trustee as to the selection of broker/dealers to execute a Trust's portfolio transactions.

Information about the Trustee

  The Trustee is The Chase Manhattan Bank. Its address is 4 New York Plaza, New York, NY 10004-2413. The Trustee is subject to supervision and examination by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and either the Comptroller of the Currency or state banking authorities.

Limitations on Liabilities of Sponsor and Trustee

  The Sponsor and the Trustee shall be under no liability to Unitholders for taking any action or for refraining from any action in good faith pursuant to the Indenture, or for errors in judgment, but shall be liable only for their own negligence, lack of good faith or willful misconduct. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Indenture, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Indenture.

  The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee under the Indenture or upon or in respect of any Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee.

Successor Trustees and Sponsors

  The Trustee or any successor trustee may resign by executing an instrument of resignation in writing and filing same with the Sponsor and mailing a copy of a notice of resignation to all Unitholders then of record. Upon receiving such notice, the Sponsor is required to promptly appoint a successor trustee. If the Trustee becomes incapable of acting or is adjudged a bankrupt or insolvent, or a receiver or other public officer shall take charge of its property or affairs, the Sponsor may remove the Trustee and appoint a successor by written instrument. The resignation or removal of a trustee and the appointment of a successor trustee shall become effective only when the successor trustee accepts its appointment as such. Any successor trustee shall be a corporation authorized to exercise corporate trust powers, having capital, surplus and undivided profits of not less than $5,000,000. Any corporation into which a trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a trustee shall be a party, shall be the successor trustee.

  If upon resignation of a trustee no successor has been appointed and has accepted the appointment within 30 days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor.

  If the Sponsor fails to undertake any of its duties under the Indenture, and no express provision is made for action by the Trustee in such event, the Trustee may, in addition to its other powers under the Indenture (1) appoint a successor sponsor or (2) terminate the Indenture and liquidate the Trusts.

Information about the Sponsor

  Since our founding in 1898, Nuveen has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for mature investors whose portfolio is the principal source of their ongoing financial security. More than 1.3 million investors have entrusted Nuveen to help them maintain the lifestyle they currently enjoy.

  A value investing approach--purchasing securities of strong companies and communities that represent good long-term value--is the cornerstone of Nuveen's investment philosophy. It is a careful, long-term strategy that offers the potential for attractive returns with moderated risk. Successful value investing begins with in-depth research and a discerning eye for marketplace opportunity. Nuveen's team of investment professionals is backed by the discipline, resources and expertise of a century of investment experience, including one of the most recognized research departments in the industry.

  To meet the unique circumstances and financial planning needs of mature investors, Nuveen offers a wide array of taxable and tax-free investment products--including equity and fixed-income mutual funds, unit trusts, exchange-traded funds, customized asset management services and cash management products.

  Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approximately 78% owned by the St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota and is principally engaged in providing property-liability insurance through subsidiaries. Nuveen is a member of the National Association of Securities Dealers, Inc. and the Securities Industry Association and has its principal offices located in Chicago (333 West Wacker Drive). Nuveen maintains eight regional offices.

  To help advisers and investors better understand and more efficiently use an investment in the Trusts to reach their investment goals, the Sponsor may advertise and create specific investment programs and systems. For example, such activities may include presenting information on how to use an investment in the Trust, alone or in combination with an investment in other mutual funds or unit investment trusts sponsored by Nuveen, to accumulate assets for future education needs or periodic payments such as insurance premiums. The Sponsor may produce software or additional sales literature to promote the advantages of using the Trusts to meet these and other specific investor needs.

  In advertising and sales literature, the Sponsor may compare the performance of a given investment strategy or a Trust with that of, or reflect the performance of: (1) the Consumer Price Index; (2) equity mutual funds or mutual fund indices as reported by various independent services which monitor the performance of mutual funds, or other industry or financial publications such as Barron's, Changing Times, Forbes and Money Magazine; and/or (3) the S&P 500 Index or other unmanaged indices and investment strategies. Advertisements involving these indices, investments or strategies may reflect performance over different periods of time by means of aggregate, average, year-by-year, or other types of total return and performance figures. Any given performance quotation or performance comparison should not be considered as representative of the performance of the Trusts for any future period. Such advertising may also reflect the standard deviation or beta of the index, investment or strategy returns for any period. The calculation of standard deviation is sometimes referred to as the "Sharpe measure" of return.

Information about the Evaluator

  The Trustee will serve as Evaluator of the Trusts. For the Sector Trusts, the Sponsor intends to replace the Trustee as Evaluator during the life of the Trusts.

  The Evaluator may resign or may be removed by the Sponsor or the Trustee, in which event the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within 30 days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

  The Trustee, Sponsor and Unitholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unitholders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

FORTUNE License Agreement

  The Nuveen-FORTUNE America's Most Admired Companies Portfolio (the "Product") is not sponsored, endorsed, sold or promoted by FORTUNE Magazine ("Fortune"). Fortune makes no representation or warranty, express or implied, to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product particularly. Fortune's only relationship to the Licensee is the licensing of certain trademarks and trade names of Fortune and the America's Most Admired Companies list. This list is determined and composed by Fortune without regard to the Licensee or the Product. Fortune has no obligation to take the needs of the Licensee or the owners of the Product into consideration in determining, composing or calculating the Fortune Most Admired Companies list. Fortune is not responsible for and has not participated in the determination of the prices and amount of the Product or the timing of the issuance or sale of the Product or in the determination or calculation of the equation by which the Product is to be converted into cash. Fortune has no obligation or liability in connection with the administration, marketing or trading of the Product.

  FORTUNE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE AMERICA'S MOST ADMIRED COMPANIES LIST. FORTUNE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE AMERICA'S MOST ADMIRED COMPANIES LIST. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL FORTUNE HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Other Information

Amendment of Indenture

  The Indenture may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders (1) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent, or (2) to make such other provisions as shall not adversely affect the Unitholders, provided, however, that the Indenture may not be amended, without the consent of 100% of the Unitholders, to permit the deposit or acquisition of securities either in addition to, or in substitution for any of the Securities initially deposited in any Trust except as stated in "COMPOSITION OF TRUSTS" regarding the creation of additional Units and the limited right of substitution of Replacement Securities, except for the substitution of refunding securities under certain circumstances or except as otherwise provided in this Prospectus. The Trustee shall advise the Unitholders of any amendment requiring the consent of Unitholders, or upon request of the Sponsor, promptly after execution thereof.

Termination of Indenture

  The Trust may be liquidated at any time by an instrument executed by the Sponsor and consented to by 66 2/3% of the Units of the Trust then outstanding. The Trust may also be liquidated by the Trustee when the value of such Trust, as shown by any evaluation, is less than 20% of the total value of the Securities deposited in the Trust as of the conclusion of the primary offering period and may be liquidated by the Trustee in the event that Units not yet sold aggregating more than 60% of the Units originally created are tendered for redemption by the Sponsor. The sale of Securities from the Trust upon termination may result in realization of a lesser amount than might otherwise be realized if such sale were not required at such time. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the amount of Securities originally represented by the Units held by such Unitholder. The Indenture will terminate upon the redemption, sale or other disposition of the last Security held thereunder, but in no event shall it continue beyond the Mandatory Termination Date set forth under "General Information--Termination" in Part A of this Prospectus.

  Commencing on the Mandatory Termination Date, Securities will begin to be sold in connection with the termination of a Trust. The Sponsor will determine the manner, timing and execution of the sale of the Securities. Written notice of the termination of a Trust specifying the time or times at which Unitholders may surrender their certificates for cancellation shall be given by the Trustee to each Unitholder at his address appearing on the registration books of such Trust maintained by the Trustee. Unitholders not electing a distribution of shares of Securities and who do not elect the Rollover Option (if applicable) will receive a cash distribution from the sale of the remaining Securities within a reasonable time after the Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the funds of a Trust any accrued costs, expenses, advances or indemnities provided by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Trustee will then distribute to each Unitholder his pro rata share of the balance of the Income and Capital Accounts.

Legal Opinion

  The legality of the Units offered hereby has been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603. Carter, Ledyard & Milburn, 2 Wall Street, New York, New York 10005, has acted as counsel for the Trustee with respect to the Series.

Auditors

  The "Statement of Condition" and "Schedule of Investments" at the Initial Date of Deposit included in Part A of this Prospectus have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report in Part A of this Prospectus, and are included herein in reliance upon the authority of said firm as experts in giving said report.

Supplemental Information

  Upon written or telephonic request to the Trustee, investors will receive at no cost to the investor supplemental information about this Trust, which has been filed with the Securities and Exchange Commission and is intended to supplement information contained in Part A and Part B of this Prospectus. This supplement includes additional general information about the Sponsor and the Trusts.

Defined                     NUVEEN EQUITY PORTFOLIO
Portfolios                    PROSPECTUS -- PART B

                              January 5, 2000

                              Sponsor       John Nuveen & Co. Incorporated
                                            333 West Wacker Drive
                                            Chicago, IL 60606-1286
                                            Telephone: 312-917-7700


                              Trustee       The Chase Manhattan Bank
                                            4 New York Plaza
                                            New York, NY 10004-2413
                                            Telephone: 800-257-8787


             Legal Counsel to Sponsor       Chapman and Cutler
                                            111 West Monroe Street
                                            Chicago, IL 60603


                          Independent       Arthur Andersen LLP
                   Public Accountants       33 West Monroe Street
                       for the Trusts       Chicago, IL 60603

  This Prospectus does not contain complete information about the Unit Trust filed with the Securities and Exchange Commission in Washington, DC under the Securities Act of 1933 and the Investment Company Act of 1940.

  To obtain copies at proscribed rates--
    Write: Public Reference Section of the Commission, 450 Fifth Street NW,
           Washington, DC 20549-6009
    Call:  (800) SEC-0330
    Visit: http://www.sec.gov

  No person is authorized to give any information or representation about the Trusts not contained in Parts A or B of this Prospectus or the Information Supplement, and you should not rely on any other information.

  When Units of this Trust are no longer available or for investors who will reinvest into subsequent series of the Trusts, this Prospectus may be used as a preliminary Prospectus for a future series. If this is the case, investors should note the following:

    1. Information in this Prospectus is not complete and may be changed;

    2. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective; and

    3. This prospectus is not an offer to sell the securities of a future series and is not soliciting an offer to buy such securities in any state where the offer or sale is not permitted.

                   NUVEEN UNIT TRUSTS INFORMATION SUPPLEMENT

                                January 5, 2000

                         NUVEEN UNIT TRUSTS, SERIES 75

     The Information Supplement provides additional information concerning the structure and operations of a Nuveen Unit Trust not found in the prospectuses for the Trusts. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("Prospectus"). Copies of the Prospectus can be obtained by calling or writing the Trustee at The Chase Manhattan Bank, 4 New York Plaza, New York, NY 10004-2413 (800-257-8787). This Information Supplement has been created to supplement information contained in the Prospectus.

     This Information Supplement is dated January 5, 2000. Capitalized terms have been defined in the Prospectus.

                               TABLE OF CONTENTS

Accumulation Plan

Information About the Sponsor

Risk Factors

e-Commerce Industry Description

Accumulation Plan

     The Sponsor, John Nuveen & Co. Incorporated, is also the principal underwriter of the Accumulation Funds listed in the following table. Each of these funds is an open-end, diversified management investment company into which Unitholders may choose to reinvest Trust distributions automatically, without any sales charge. Unitholders may reinvest both interest and capital distributions or capital distributions only. Each Accumulation Fund has investment objectives which differ in certain respects from those of the Trusts and may invest in securities which would not be eligible for deposit in the Trusts. The investment adviser to each Accumulation Fund is a wholly-owned subsidiary of the Sponsor. Unitholders should contact their financial adviser or the Sponsor to determine which of the Accumulation Funds they may reinvest into, as reinvestment in certain of the Accumulation Funds may be restricted to residents of a particular state or states. Unitholders may obtain a prospectus for each Accumulation Fund through their financial adviser or through the Sponsor at (800) 321-7227. For a more detailed description, Unitholders should read the prospectus of the Accumulation Fund in which they are interested.

     The following is a complete list of the Accumulation Funds currently available, as of the Date of Deposit of this Prospectus, to Unitholders under the Accumulation Plan. The list of available Accumulation Funds is subject to change without the consent of any of the Unitholders.

Accumulation Funds

Mutual Funds

Nuveen Flagship Municipal Trust

     Nuveen Municipal Bond Fund
     Nuveen Insured Municipal Bond Fund
     Nuveen Flagship All-American Municipal Bond Fund
     Nuveen Flagship Limited Term Municipal Bond Fund
     Nuveen Flagship Intermediate Municipal Bond Fund

Nuveen Flagship Multistate Trust I

     Nuveen Flagship Arizona Municipal Bond Fund
     Nuveen Flagship Colorado Municipal Bond Fund
     Nuveen Flagship Florida Municipal Bond Fund
     Nuveen Flagship Florida Intermediate Municipal Bond Fund
     Nuveen Maryland Municipal Bond Fund
     Nuveen Flagship New Mexico Municipal Bond Fund

     Nuveen Flagship Pennsylvania Municipal Bond Fund
     Nuveen Flagship Virginia Municipal Bond Fund

Nuveen Flagship Multistate Trust II

     Nuveen California Municipal Bond Fund
     Nuveen California Insured Municipal Bond Fund
     Nuveen Flagship Connecticut Municipal Bond Fund
     Nuveen Massachusetts Municipal Bond Fund
     Nuveen Massachusetts Insured Municipal Bond Fund
     Nuveen Flagship New Jersey Municipal Bond Fund
     Nuveen Flagship New Jersey Intermediate Municipal Bond Fund
     Nuveen Flagship New York Municipal Bond Fund
     Nuveen New York Insured Municipal Bond Fund

Nuveen Flagship Multistate Trust III

     Nuveen Flagship Alabama Municipal Bond Fund
     Nuveen Flagship Georgia Municipal Bond Fund
     Nuveen Flagship Louisiana Municipal Bond Fund
     Nuveen Flagship North Carolina Municipal Bond Fund
     Nuveen Flagship South Carolina Municipal Bond Fund
     Nuveen Flagship Tennessee Municipal Bond Fund

Nuveen Flagship Multistate Trust IV

     Nuveen Flagship Kansas Municipal Bond Fund
     Nuveen Flagship Kentucky Municipal Bond Fund
     Nuveen Flagship Kentucky Limited Term Municipal Bond Fund
     Nuveen Flagship Michigan Municipal Bond Fund
     Nuveen Flagship Missouri Municipal Bond Fund
     Nuveen Flagship Ohio Municipal Bond Fund
     Nuveen Flagship Wisconsin Municipal Bond Fund

Flagship Utility Income Fund

Nuveen Municipal Money Market Fund, Inc.

Nuveen Taxable Funds, Inc.

Nuveen Dividend and Growth Fund

Nuveen Investment Trust

     Nuveen Growth and Income Stock Fund
     Nuveen Balanced Stock and Bond Fund
     Nuveen Balanced Municipal and Stock Fund
     Nuveen European Value Fund

Nuveen Investment Trust II

     Nuveen Rittenhouse Growth Fund
     Nuveen Innovation Fund
     Nuveen International Growth Fund

Nuveen Investment Trust III

     Nuveen Income Fund

Money Market Funds

     Nuveen California Tax-Free Money Market Fund
     Nuveen Massachusetts Tax-Free Money Market Fund

     Nuveen New York Tax-Free Money Market Fund
     Nuveen Tax-Free Reserves, Inc.
     Nuveen Tax-Exempt Money Market Fund, Inc.

     Each person who purchases Units of a Trust may become a participant in the Accumulation Plan and elect to have his or her distributions on Units of the Trust invested directly in shares of one of the Accumulation Funds. Reinvesting Unitholders may elect any interest distribution plan. Thereafter, each distribution of interest income or principal on the participant's Units (principal only in the case of a Unitholder who has chosen to reinvest only principal distributions) will, on the applicable distribution date, or the next day on which the New York Stock Exchange is nominally open ("Business Day") if the distribution date is not a business day, automatically be received by the transfer agent for each of the Accumulation Funds, on behalf of such participant and applied on that date to purchase shares (or fractions thereof) of the Accumulation Fund chosen at net asset value as computed as of 4:00 p.m. eastern time on each such date. All distributions will be reinvested in the Accumulation Fund chosen and no part thereof will be retained in a separate account. These purchases will be made without a sales charge.

     The Transfer Agent of the Accumulation Fund will mail to each participant in the Accumulation Plan a quarterly statement containing a record of all transactions involving purchases of Accumulation Fund shares (or fractions thereof) with Trust dividend distributions or as a result of reinvestment of Accumulation Fund dividends. Any distribution of capital used to purchase shares of an Accumulation Fund will be separately confirmed by the Transfer Agent. Unitholders will also receive distribution statements from the Trustee detailing the amounts transferred to their Accumulation Fund accounts.

     Participants may at any time, by so notifying the Trustee in writing, elect to change the Accumulation Fund into which their distributions are being reinvested, to change from capital only reinvestment to reinvestment of both capital and dividends or vice versa, or to terminate their participation in the Accumulation Plan altogether and receive future distributions on their Units in cash. There will be no charge or other penalty for such change of election or termination. The character of Trust distributions for income tax purposes will remain unchanged even if they are reinvested in an Accumulation Fund.

                         INFORMATION ABOUT THE SPONSOR

     Since our founding in 1898, Nuveen has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for mature investors whose portfolio is the principal source of their ongoing financial security. More than 1.3 million investors have entrusted Nuveen to help them maintain the lifestyle they currently enjoy.

     A value investing approach--purchasing securities of strong companies and communities that represent good long-term value--is the cornerstone of Nuveen's investment philosophy. It is a careful, long-term strategy that offers the potential for consistent, attractive returns with moderated risk. Successful value investing begins with in-depth research and a discerning eye for marketplace opportunity. Nuveen's team of investment professionals is backed by the discipline, resources and expertise of a century of investment experience, including one of the most recognized research departments in the industry.

     To meet the unique circumstances and financial planning needs of mature investors, Nuveen offers a wide array of taxable and tax-free investment products--including equity and fixed-income mutual funds, unit trusts, exchange-traded funds, customized asset management services and cash management products.

     The Sponsor is also principal underwriter of the registered open-end investment companies set forth herein under "Accumulation Plan" as well as for the Golden Rainbow A James Advised Mutual Fund, and acted as co-managing underwriter of Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio, Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Select Tax-Free Income Portfolio 3, Nuveen Select Maturities Municipal Fund, Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund, Nuveen New York Dividend Advantage Municipal Fund, Nuveen

Insured Premium Income Municipal Fund 2, all registered closed-end management investment companies. These registered open-end and closed-end investment companies currently have approximately $35 billion in securities under management. Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approximately 78% owned by the St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota and is principally engaged in providing property-liability insurance through subsidiaries. Nuveen is a member of the National Association of Securities Dealers, Inc. and the Securities Industry Association and has its principal office located in Chicago (333 West Wacker Drive). Nuveen maintains 8 regional offices.

     To help advisers and investors better understand and more efficiently use an investment in the Trust to reach their investment goals, the Trust's sponsor, John Nuveen & Co. Incorporated, may advertise and create specific investment programs and systems. For example, such activities may include presenting information on how to use an investment in the Trust, alone or in combination with an investment in other mutual funds or unit investment trusts sponsored by Nuveen, to accumulate assets for future education needs or periodic payments such as insurance premiums. The Trust's sponsor may produce software or additional sales literature to promote the advantages of using the Trust to meet these and other specific investor needs.

     The Sponsor offers a program of advertising support to registered broker-dealer firms, banks and bank affiliates ("Firms") that sell Trust Units or shares of Nuveen Open-End Mutual Funds (excluding money-market funds) ("Funds"). Under this program, the Sponsor will pay or reimburse the Firm for up to one half of specified media costs incurred in the placement of advertisements which jointly feature the Firm and the Nuveen Funds and Trusts. Reimbursements to the Firm will be based on the number of the Firm's registered representatives who have sold Fund Shares and/or Trust Units during the prior calendar year according to an established schedule. Reimbursements under this program will be made by the Sponsor and not by the Funds or Trusts.

Risk Factors

     An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general conditions of the common stock market may worsen and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Shareholders of common stocks of the type held by the Trust(s) have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the Securities in a Trust may be expected to fluctuate over the life of a Trust to values higher or lower than those prevailing on the Initial Date of Deposit.

     Holders of common stock incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

     Foreign Securities Risks. Certain of the Securities in one or more of the Trusts are of foreign issuers, and therefore, an investment in such a Trust involves some investment risks that are different in some respects from an investment in a Trust that invests entirely in securities of domestic issuers. Those investment risks include future political and governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, currency exchange rate fluctuations, exchange control policies, and the limited liquidity and small market capitalization of such foreign countries' securities markets. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. However, due to the nature of the issuers of the Securities included in the Trust, the Sponsor believes that adequate information will be available to allow the Sponsor to provide portfolio surveillance.

     Certain of the Securities in one or more of the Trusts are in ADR or GDR form. ADRs, which evidence American Depositary Receipts and GDRs, which evidence Global Depositary Receipts, represent common stock deposited with a custodian in a depositary. American Depositary Shares and Global Depositary Shares (collectively, the "Depositary Receipts") are issued by a bank or trust company to evidence ownership of underlying securities issued by a foreign corporation. These instruments may not necessarily be denominated in the same currency as the securities into which they may be converted. For purposes of the discussion herein, the terms ADR and GDR generally include American Depositary Shares and Global Depositary Shares, respectively.

     Depositary Receipts may be sponsored or unsponsored. In an unsponsored facility, the depositary initiates and arranges the facility at the request of market makers and acts as agent for the Depositary Receipts holder, while the company itself is not involved in the transaction. In a sponsored facility, the issuing company initiates the facility and agrees to pay certain administrative and shareholder-related expenses. Sponsored facilities use a single depositary and entail a contractual relationship between the issuer, the shareholder and the depositary; unsponsored facilities involve several depositaries with no contractual relationship to the company. The depositary bank that issues Depositary Receipts generally charges a fee, based on the price of the Depositary Receipts, upon issuance and cancellation of the Depositary Receipts. This fee would be in addition to the brokerage commissions paid upon the acquisition or surrender of the security. In addition, the depositary bank incurs expenses in connection with the conversion of dividends or other cash distributions paid in local currency into U.S. dollars and such expenses are deducted from the amount of the dividend or distribution paid to holders, resulting in a lower payout per underlying shares represented by the Depositary Receipts than would be the case if the underlying share were held directly. Certain tax considerations, including tax rate differentials and withholding requirements, arising from applications of the tax laws of one nation to nationals of another and from certain practices in the Depositary Receipts market may also exist with respect to certain Depositary Receipts. In varying degrees, any or all of these factors may affect the value of the Depositary Receipts compared with the value of the underlying shares in the local market. In addition, the rights of holders of Depositary Receipts may be different than those of holders of the underlying shares, and the market for Depositary Receipts may be less liquid than that for the underlying shares. Depositary Receipts are registered securities pursuant to the Securities Act of 1933 and may be subject to the reporting requirements of the Securities Exchange Act of 1934.

     For the Securities that are Depositary Receipts, currency fluctuations will affect the U.S. dollar equivalent of the local currency price of the underlying domestic share and, as a result, are likely to affect the value of the Depositary Receipts and consequently the value of the Securities. The foreign issuers of securities that are Depositary Receipts may pay dividends in foreign currencies which must be converted into dollars. Most foreign currencies have fluctuated widely in value against the United States dollar for many reasons, including supply and demand of the respective currency, the soundness of the world economy and the strength of the respective economy as compared to the economies of the United States and other countries. Therefore, for any securities of issuers (whether or not they are in Depositary Receipt form) whose earnings are stated in foreign currencies, or which pay dividends in foreign currencies or which are traded in foreign currencies, there is a risk that their United States dollar value will vary with fluctuations in the United States dollar foreign exchange rates for the relevant currencies.

     On January 1, 1999, Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain (eleven of the fifteen member countries of the European Union ("EU")) established fixed conversion rates between their existing sovereign currencies and the euro. On such date the euro became the official currency of these eleven countries. As of January 1, 1999, the participating countries no longer control their own monetary policies by directing independent interest rates for their currencies. Instead, the authority to direct monetary policy, including money supply and official interest rates for the euro, is exercised by the new European Central Bank. The conversion of the national currencies of the participating countries to the euro could negatively impact the market rate of the exchange between such currencies (or the newly created euro) and the U.S. dollar. In addition, European corporations, and other entities with significant markets or operations in Europe (whether or not in the participating countries), face strategic challenges as these entities adapt to a single trans-national currency. The euro conversion may have a material impact on revenues, expenses or income from operations; increase competition due to the increased price transparency of EU markets; effect issuers' currency exchange rate risk and derivatives exposure; disrupt current contracts; cause issuers to increase spending on information technology updates required for the conversion; and result in potential adverse tax consequences. The Sponsor is unable to predict what impact, if any, the euro conversion will have on any of the issuers of Securities contained in a Trust.

     Bandwidth and Wireless Sector Portfolios. An investment in Units of the Bandwidth and Wireless Sector Portfolios should be made with an understanding of the problems and risks inherent in the communications, bandwidth and wireless sectors in general.

     The market for high-technology communications products and services is characterized by rapidly changing technology, intense competition, rapid product and service obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products and services. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

     Certain of the companies represented in the Trust are engaged in fierce competition for a share of the market of their products. Due to the competitive pressures, the stocks of these companies are subject to rapid price volatility. Also, the communications industry is generally subject to governmental regulation. However, as market forces develop, the government is expected to continue to deregulate the communications industry, further promoting vigorous economic competition and resulting in the rapid development of new communications technologies.

     Many communications companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. The above factors could adversely affect the value of the Trust's Units.

     Digital Sector Portfolio. An investment in Units of the Digital Sector Portfolio should be made with an understanding of the problems and risks inherent in the consumer electronics industry in general. These include the cyclicality of revenues and earnings, intense competition, rapid product and service obsolescence, changing consumer demands, rapidly changing technology, frequent new product introductions, regulatory restrictions, product liability litigation and other litigation resulting from accidents, extensive competition (including that of low-cost foreign companies), unfunded pension fund liabilities and employee and retiree benefit costs, and financial deterioration resulting from leveraged buyouts, takeovers or acquisitions. In general, expenditures on consumer electronics will be affected by the economic health of consumers. A weak economy with its consequent effect on consumer spending would have an adverse effect on the industry. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse effect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace. Other factors of particular relevance to the profitability of the industry are the effects of increasing environmental regulation on packaging and on waste disposal, the continuing need to conform with foreign regulations governing packaging and the environment, the outcome of trade negotiations and the effect of foreign subsidies and tariffs, foreign exchange rates, the price of oil and its effect on energy costs, inventory cutbacks by retailers, transportation and distribution costs, the effect of demographics on consumer demand, the availability and cost of raw materials and the ongoing need to improve productivity.

     Many digital companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. The above factors could adversely effect the value of the Trust's Units.

     e-Commerce and e-Business Sector Portfolios. An investment in Units of the e-Commerce and e-Business Sector Portfolios should be made with an understanding of the problems and risks inherent in the Internet sector in general.

     The market for Internet companies is characterized by rapidly changing technology, rapid product and service obsolescence, cyclical market patterns, intense competition, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse effect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

     Based on the trading history of Internet stocks, factors such as the announcement of new products, the development of new technologies or the general condition of the industry have caused and are likely to cause the market price of Internet common stocks to fluctuate substantially. In addition, Internet company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unitholder to redeem Units at a price equal to or greater than the original price paid for such Units.

     Some key components of certain products of Internet issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. In addition, Internet companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries.

     Many Internet companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Portfolio. The above factors could adversely affect the value of the Trust's Units.

     Energy Sector Portfolio. An investment in Units of the Energy Sector Portfolio should be made with an understanding of the problems and risks such an investment may entail.

     The Energy Sector Portfolio invests in Securities of companies involved in the energy industry. The business activities of companies held in the Trust may include: production, generation, transmission, marketing, control, or measurement of energy or energy fuels; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to the solution of energy problems, such as energy conservation and pollution control. Companies participating in new activities resulting from technological advances or research discoveries in the energy field were also considered for the Trust.

     The securities of companies in the energy field are subject to changes in value and dividend yield which depend, to a large extent, on the price and supply of energy fuels. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other regulatory policies of various governments. As a result of the foregoing, the Securities in the Trust may be subject to rapid price volatility. The Sponsor is unable to predict what impact the foregoing factors will have on the Securities during the life of the Trust.

     According to the U.S. Department of Commerce, the factors which will most likely shape the energy industry include the price and availability of oil from the Middle East, changes in United States environmental policies and the continued decline in U.S. production of crude oil. Possible effects of these factors may be increased U.S. and world dependence on oil from the Organization of Petroleum Exporting Countries ("OPEC") and highly uncertain and potentially more volatile oil prices. Factors which the Sponsor believes may increase the profitability of oil and petroleum operations include increasing demand for oil and petroleum products as a result of the continued increases in annual miles driven and the improvement in refinery operating margins caused by increases in average domestic refinery utilization rates. The existence of surplus crude oil production capacity and the willingness to adjust production levels are the two principal requirements for stable crude oil markets. Without excess capacity, supply disruptions in some countries cannot be compensated for by others. Surplus capacity in Saudi Arabia and a few other countries and the utilization of that capacity prevented, during the Persian Gulf crisis, and continues to prevent, severe market disruption. Although unused capacity contributed to market stability in 1990 and 1991, it ordinarily creates pressure to overproduce and contributes to market uncertainty. The restoration of a large portion of Kuwait and Iraq's production and export capacity could lead to such a development in the absence of substantial growth in world oil demand. Formerly, OPEC members attempted to exercise control over production levels in each country through a system of mandatory production quotas. Because of the 1990-1991 crisis in the Middle East, the mandatory system has since been replaced with a voluntary system. Production under the new system has had to be curtailed on at least one occasion as a result of weak prices, even in the absence of supplies from Kuwait and Iraq. The pressure to deviate from mandatory quotas, if they are reimposed, is likely to be substantial and could lead to a weakening of prices. In the longer term, additional capacity and production will be required to accommodate the expected large increases in world oil demand and to compensate for expected sharp drops in U.S. crude oil production and exports from the Soviet Union. Only a few OPEC countries, particularly Saudi Arabia, have the petroleum reserves that will allow the required increase in production capacity to be attained. Given the large-scale financing that is required, the prospect that such expansion will occur soon enough to meet the increased demand is uncertain.

     Declining U.S. crude oil production will likely lead to increased dependence on OPEC oil, putting refiners at risk of continued and unpredictable supply disruptions. Increasing sensitivity to environmental concerns will also pose serious challenges to the industry over the coming decade. Refiners are likely to be required to make heavy capital investments and make major production adjustments in order to comply with increasingly stringent environmental legislation, such as the 1990 amendments to the Clean Air Act. If the cost of these changes is substantial enough to cut deeply into profits, smaller refiners may be forced out of the industry entirely. Moreover, lower consumer demand due to increases in energy efficiency and conservation, gasoline reformulations that call for less crude oil, warmer winters or a general slowdown in economic growth in this country and abroad could negatively affect the price of oil and the profitability of oil companies. No assurance can be given that the demand for or prices of oil will increase or that any increases will not be marked by great volatility. Some oil companies may incur large cleanup and litigation costs relating to oil spills and other environmental damage.

     Financial Services, e-Finance and Glass-Steagall Sector Portfolios. An investment in Units of these Portfolios should be made with an understanding of the problems and risks inherent in the bank and financial services sector in general.

     Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. Banks and thrifts are highly dependent on net interest margin. Recently, bank profits have come under pressure as net interest margins have contracted, but volume gains have been strong in both commercial and consumer products. There is no certainty that such conditions will continue. Bank and thrift institutions had received significant consumer mortgage fee income as a result of activity in mortgage and refinance markets. As initial home purchasing and refinancing activity subsided, this income diminished. Economic conditions in the real estate markets, which have been weak in the past, can have a substantial effect upon banks and thrifts and their holding companies are subject to extensive federal regulation and, when such institutions are state-chartered, to state regulation as well. Such regulations impose strict capital requirements and limitations on the nature and extent of business activities that banks and thrifts may pursue. Furthermore, bank regulators have a wide range of discretion in connection with their supervisory and enforcement authority and may substantially restrict the permissible activities of a particular institution if deemed to pose significant risks to the soundness of such institution or the safety of the federal deposit insurance fund. Regulatory actions, such as increases in the minimum capital requirements applicable to banks and thrifts and increases in deposit insurance premiums required to be paid by banks and thrifts to the Federal Deposit Insurance Corporation ("FDIC"), can negatively impact earnings and the ability of a company to pay dividends. Neither federal insurance of deposits nor governmental regulations, however, insures the solvency or profitability of banks or their holding companies, or insures against any risk of investment in the securities issued by such institutions.

     The statutory requirements applicable to and regulatory supervision of banks, thrifts and their holding companies have increased significantly and have undergone substantial change in recent years. To a great extent, these changes are embodied in the Financial Institutions Reform, Recovery and Enforcement Act; enacted in August 1989, the Federal Deposit Insurance Corporation Improvement Act of 1991, the Resolution Trust Corporation Refinancing, Restructuring, and Improvement Act of 1991 and the regulations promulgated under these laws. Many of the regulations promulgated pursuant to these laws have only recently been finalized and their impact on the business, financial condition and prospects of Securities in the Trust's portfolio cannot be predicted with certainty. Periodic efforts by recent Administrations to introduce legislation broadening the ability of banks to compete with new products have not been successful, but if enacted could lead to more failures as a result of increased competition and added risks. Failure to enact such legislation, on the other hand, may lead to declining earnings and an inability to compete with unregulated financial institutions. Efforts to expand the ability of federal thrifts to branch on an interstate basis have been initially successful through promulgation of regulations, and legislation to liberalize interstate banking has been signed into law. Under the legislation, banks will be able to purchase or establish subsidiary banks in any state, one year after the legislation's enactment. Starting in mid-1997, banks have been allowed to turn existing banks into branches. Consolidation is likely to continue. The Securities and Exchange Commission and the Financial Accounting Standards Board require the expanded use of market value accounting by banks and have imposed rules requiring market accounting for investment securities held in trading accounts or available for sale. Adoption of additional such rules may result in increased volatility in the reported health of the industry, and mandated regulatory intervention to correct such problems. Additional legislative and regulatory changes may be forthcoming. For example, the bank regulatory authorities have proposed substantial changes to the Community Reinvestment Act and fair lending laws, rules and regulations, and there can be no certainty as to the effect, if any, that such changes would have on the Securities in the Trust's portfolio. In addition, from time to time the deposit insurance system is reviewed by Congress and federal regulators, and proposed reforms of that system could, among other things, further restrict the ways in which deposited moneys can be used by banks or reduce the dollar amount or number of deposits insured for any depositor. Such reforms could reduce profitability as investment opportunities available to bank institutions become more limited and as consumers look for savings vehicles other than bank deposits. Banks and thrifts face significant competition from other financial institutions such as mutual funds, credit unions, mortgage banking companies and insurance companies, and increased competition may result from legislative broadening of regional and national interstate banking powers as has been recently enacted. Among other benefits, the legislation allows banks and bank holding companies to acquire across previously prohibited state lines and to consolidate their various bank subsidiaries into one unit. The Sponsor makes no prediction as to what, if any, manner of bank and thrift regulatory actions might ultimately be adopted or what ultimate effect such actions might have on the Trust's portfolio.

     The Federal Bank Holding Company Act of 1956 generally prohibits a bank holding company from (1) acquiring, directly or indirectly, more than 5% of the outstanding shares of any class of voting securities of a bank or bank holding company, (2) acquiring control of a bank or another bank holding company, (3) acquiring all or substantially all the assets of a bank, or (4) merging or consolidating with another bank holding company, without first obtaining Federal Reserve Board ("FRB") approval. In considering an application with respect to any such transaction, the FRB is required to consider a variety of factors, including the potential anti-competitive effects of the transaction, the financial condition and future prospects of the combining and resulting institutions, the managerial resources of the resulting institution, the convenience and needs of the communities the combined organization would serve, the record of performance of each combining organization under the Community Reinvestment Act and the Equal Credit Opportunity Act, and the prospective availability to the FRB of information appropriate to determine ongoing regulatory compliance with applicable banking laws. In addition, the federal Change In Bank Control Act and various state laws impose limitations on the ability of one or more individuals or other entities to acquire control of banks or bank holding companies.

     The FRB has issued a policy statement on the payment of cash dividends by bank holding companies. In the policy statement, the FRB expressed its view that a bank holding company experiencing earnings weaknesses should not pay cash dividends which exceed its net income or which could only be funded in ways that would weaken its financial health, such as by borrowing. The FRB also may impose limitations on the payment of dividends as a condition to its approval of certain applications, including applications for approval of mergers and acquisitions. The Sponsor makes no prediction as to the effect, if any, such laws will have on the Securities or whether such approvals, if necessary, will be obtained.

     i-Media & Advertising Sector Portfolio. An investment in Units of the i-Media & Advertising Sector Portfolio should be made with an understanding of the problems and risks inherent in the media and advertising industries generally. i-Media and advertising companies are subject to risks which include cyclicality of revenues and earnings, a decrease in the discretionary income of targeted individuals, changing consumer tastes and interests, fierce competition in the industry and the potential for increased government regulation. Media company revenues are dependent in large part on advertising spending. A weakening general economy or a shift from online to other forms of advertising may lead to a reduction in discretionary spending on online advertising.

     In the area of advertising, increased competition from new sources presents substantial risks to traditional advertisers. Advertising dollars have increasingly shifted from broadcast television, for example, to new media. Substantially lower prices for advertising on the Internet, for example, reduce the barriers to entry for smaller advertisers, increasing competition. Advertising companies who operate primarily in the traditional media may be negatively impacted by companies which can provide services on a wide variety of new media outlets. In the past few years, the time consumers spent with media supported primarily by advertisers--broadcast television, radio, newspaper and consumer magazines--fell substantially.

     Content publishers will struggle to reach an increasingly fragmented and selective consumer base. Rapidly changing consumer tastes have left publishers struggling to keep up with trends. In recent years, single copy sales of newspapers and consumer magazines have continued to decline. This decline is fueled by a number of factors including the following: competition from other media, rising cover prices and consolidation among distributors. While publishers are expected to continue to try new strategies to compensate for this decline in sales, expansion into new media alone is not expected to fill the gap.

     Rapidly changing technology presents additional risks for i-Media and advertising companies. The purchase of new technologies presents substantial costs to content providers, particularly organizations with high labor costs such as news organizations. In addition, the rapid obsolescence of these technologies means that i-Media companies will require regular and costly upgrades to remain competitive.

     Internet Sector Portfolio. An investment in Units of the Internet Sector Portfolio should be made with an understanding of the problems and risks inherent in the technology sectors in general.

     Technology companies generally include companies involved in the development, design, manufacture and sale of computers, computer-related equipment, computer networks, communications systems, telecommunications products, electronic products and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product and service obsolescence, cyclical market patterns, intense competition, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse effect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

     Based on the trading history of technology stocks, factors such as the announcement of new products, the development of new technologies or the general condition of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unitholder to redeem Units at a price equal to or greater than the original price paid for such Units.

     Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

     Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Portfolio. The above factors could adversely affect the value of the Trust's Units.

     Pharmaceutical and Biotechnology Sector Portfolios. An investment in Units of the Pharmaceutical and Biotechnology Sector Portfolios should be made with an understanding of the characteristics of the pharmaceutical and medical technology industries and the risks which such investment may entail.

     Pharmaceutical companies are companies involved in drug development and production services. Such companies have potential risks unique to their sector of the healthcare field. Such companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from generic drug sales, the termination of their patent protection for drug products and the risk that technological advances will render their products or services obsolete. The research and development costs of bringing a drug to market are substantial and include lengthy governmental review processes, with no guarantee that the product will ever come to market. Many of these companies may have losses and not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic.

     As the population of the United States ages, the companies involved in the pharmaceutical field will continue to search for and develop new drugs through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distribution of drugs and vaccines. These activities may make the pharmaceutical sector very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that the Trust's objectives will be met.

     Legislative proposals concerning healthcare are considered from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs), national health insurance, incentives for competition in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums and promotion of pre-paid healthcare plans. The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Securities in the Trust.

     Retail Sector Portfolio. An investment in Units of the Retail Sector Portfolio should be made with an understanding of the problems and risks inherent in the retail industry in general. The profitability of companies engaged in the retail industry will be affected by various factors including the general state of the economy, intense competition and consumer spending trends. In the recent past, there have been major changes in the retail environment due to the declaration of bankruptcy by some of the major corporations involved in the retail industry, particularly the department store segment. The continued viability of the retail industry will depend on the industry's ability to adapt and to compete in changing economy and social conditions, to attract and retain capable management and to finance expansion. Weakness in the banking or real estate industry, a recessionary economic climate with the consequent slowdown in employment growth, less favorable trends in unemployment or a marked deceleration in real disposable personal income growth could result in significant pressure on both consumer wealth and consumer confidence, adversely affecting consumer spending habits.

     In addition, the competitiveness of the retail industry will require large capital outlays for investment in the installation of automated checkout equipment to control inventory, to track the sale of individual items and to gauge the success of sales campaigns. Increasing employee and retiree benefit costs may also have an adverse effect on the industry. In many sectors of the retail industry, competition may be fierce due to market saturation, converging consumer tastes and other factors. Because of these factors and the recent increase in trade opportunities with other countries, American retailers are now entering global markets which entail added risks such as sudden weakening of foreign economies, difficulty in adapting to local conditions and constraints and added research costs. The above factors could adversely affect the value of the Trust's Units.

     Semiconductor Sector Portfolio. An investment in Units of the Semiconductor Sector Portfolio should be made with an understanding of the problems and risks inherent in the semiconductor industry in general.

     Semiconductor companies generally include companies involved in the development, design, manufacture and sale of semiconductor products. The market for these products is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond timely to compete in the rapidly developing marketplace.

     Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of semiconductor common stocks to fluctuate substantially. In addition, semiconductor stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unitholder to redeem Units at a price equal to or greater than the original price paid for such Units.

     Some key components of certain products of semiconductor issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of any key components. Additionally, many semiconductor issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of semiconductor companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain semiconductor companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

     Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology.

     Technology, Networking & Storage, Software and Software Weblications Sector Portfolios. An investment in Units of these Portfolios should be made with an understanding of the characteristics of the technology industry and the risks which such an investment may entail.

     Technology companies generally include companies involved in the development, design, manufacture and sale of computers, computer-related equipment, softwares, computer networks, communications systems, telecommunications products, electronic products and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

     Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unitholder to redeem Units at a price equal to or greater than the original price paid for such Units.

     Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

     Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. For example, recent proposals would prohibit the distribution of obscene, lascivious or indecent communications on the Internet. The adoption of any such laws could have a material adverse impact on the Securities in the Trust.


e-Commerce Industry Description

     The Internet is one of the most rapidly expanding commercial phenomena ever witnessed. Predictions are that Internet commerce in the U.S. will hit $50 billion in 1999; and $1.4 trillion in 2003, according to Michael Putnam of Forrester Research, as stated in the December 7, 1998 edition of The Wall Street Journal.

     Nicholas Negropontes, founder and director of MIT's Media Laboratory, was reported in the Summer 1998 edition of the Context Magazine to have said that "I've gone on record saying that there will be a billion people on the Net in the year 2000.... The billion people on the Net will be a skeleton compared with the 10 billion "things" that will be on the Net by then."

     As described in the chart below, Forrester Research predicts that a growing share of business to business commerce is expected to move to the Internet (dollars in billions; excludes service industries).

[Chart appears here]

Source: Forrester Research Inc., as reported in the December 7, 1998 edition of The Wall Street Journal.

Internet (right scale) with percentage of total

                     % of total market

1998       43.1      0.4%
1999      109.3      1.0
2000      251.1      2.1
2001      499.0      4.0
2002      842.7      6.3
2003     1330.9      9.4

Total Economy (left scale)

1998     10,503,232
1999     11,135,702
2000     11,812,558
2001     12,537,342
2002     13,313,921
2003     14,148,514

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